Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GA
Entity Registrant Name	GIANT INTERACTIVE GROUP INC.
Entity Central Index Key	0001415016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	239,252,672

Consolidated Balance Sheets	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 311,882,880	1,943,061,530	950,321,028
Short-term investments	118,668,224	739,314,900	919,774,660
Accounts receivable (net of allowance of RMB4,075,162 and RMB4,131,311 (US$663,121) for 2011 and 2012)	1,943,278	12,106,819	13,692,673
Prepayments and other current assets	37,952,206	236,446,037	111,951,828
Due from related parties	1,182,970	7,370,022	3,410,114
Inventories	53,481	333,195	317,019
Deferred tax assets, net	25,342,422	157,885,822	179,779,122
Total current assets	497,025,461	3,096,518,325	2,179,246,444
Non-current assets:
Property and equipment, net	54,612,667	340,242,374	349,667,907
Intangible assets, net	5,264,739	32,799,853	26,448,716
Due from research and development entity partners	1,225,823	7,637,000	7,637,000
Goodwill	15,941,317	99,316,001	22,201,960
Investment in equity investees	60,634,016	377,755,985	351,400,224
Long-term investment	7,757,757	48,331,600	29,495,239
Available-for-sale securities	12,638,788	78,740,916	386,851,118
Held-to-maturity securities	30,497,103	190,000,000	100,000,000
Deferred tax assets, net	4,068,226	25,345,455	17,100,182
Other assets	4,099,667	25,541,335	81,182,192
Total non-current assets:	196,740,103	1,225,710,519	1,371,984,538
Total assets	693,765,564	4,322,228,844	3,551,230,982
Current liabilities:
Payables and accrued expenses (including payables and accrued expenses of Shanghai Giant Network Technology Co., Ltd. and its consolidated entities ("VIE and its consolidated entities") without recourse to Giant Interactive Group Inc. ("the Company") of RMB72,956,998 and RMB63,103,923 (US$10,128,878) as of December 31, 2011 and 2012, respectively)	38,296,991	238,594,085	171,610,885
Advances from distributors (including advances from distributors of VIE and its consolidated entities without recourse to the Company of RMB82,327,669 and RMB93,468,209 (US$15,002,681) as of December 31, 2011 and 2012, respectively)	15,002,681	93,468,209	82,327,669
Due to a related party (including due to a related party of VIE and its consolidated entities without recourse to the Company of nil as of December 31, 2011 and 2012, respectively)	96,139	598,953	540,345
Deferred revenue (including deferred revenue of VIE and its consolidated entities without recourse to the Company of RMB518,363,112 and RMB470,279,509 (US$75,485,066) as of December 31, 2011 and 2012, respectively)	78,012,311	486,024,501	529,204,385
Tax payable (including tax payable of VIE and its consolidated entities without recourse to the Company of RMB64,733 and RMB4,371,971 (US$701,750) as of December 31, 2011 and 2012, respectively)	7,724,107	48,121,958	38,561,157
Unrecognized tax benefit (including unrecognized tax benefit of VIE and its consolidated entities without recourse to the Company of RMB5,911,803 and RMB6,418,702 (US$1,030,273) as of December 31, 2011 and 2012, respectively	7,637,111	47,579,967	44,451,522
Deferred tax liabilities (including deferred tax liabilities of VIE and its consolidated entities without recourse to the Company of RMB1,650,000 and RMB2,500,250 (US$401,318) as of December 31, 2011 and 2012, respectively)	18,022,606	112,282,639	148,219,632
Total current liabilities	164,791,946	1,026,670,312	1,014,915,595
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of VIE and its consolidated entities without recourse to the Company of RMB14,869,840 and nil (US$ nil) as of December 31, 2011 and 2012, respectively)	5,186,382	32,311,676	14,882,313
Total liabilities	169,978,328	1,058,981,988	1,029,797,908
Commitments and contingencies
Shareholders' equity
Ordinary shares (par value US$0.0000002 per share; 500,000,000 shares authorized as at December 31, 2011 and December 31,2012, respectively; 273,110,626 shares issued and 235,234,959 shares outstanding at December 31, 2011; 273,110,626 shares issued and 239,252,672 shares outstanding at December 31, 2012)	69	430	430
Additional paid-in capital	715,343,123	4,456,659,188	4,350,262,526
Statutory reserves	7,800,310	48,596,713	14,125,819
Accumulated other comprehensive loss	(59,184,256)	(368,723,831)	(401,229,786)
Retained earnings	174,574,266	1,087,615,133	655,013,363
Treasury stock	(322,052,642)	(2,006,420,168)	(2,122,524,316)
Total Giant Interactive Group Inc.'s equity	516,480,870	3,217,727,465	2,495,648,036
Non controlling interests	7,306,366	45,519,391	25,785,038
Total shareholders' equity	523,787,236	3,263,246,856	2,521,433,074
Total liabilities and shareholders' equity	$ 693,765,564	4,322,228,844	3,551,230,982

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY
Allowance for Doubtful Accounts Receivable	$ 663,121	4,131,311	4,075,162
Payables and accrued expenses	38,296,991	238,594,085	171,610,885	10,128,878	63,103,923	72,956,998
Advances from distributors	15,002,681	93,468,209	82,327,669	15,002,681	93,468,209	82,327,669
Due to a related party	96,139	598,953	540,345
Deferred revenue	78,012,311	486,024,501	529,204,385	75,485,066	470,279,509	518,363,112
Tax payable	7,724,107	48,121,958	38,561,157	701,750	4,371,971	64,733
Unrecognized tax benefit	7,637,111	47,579,967	44,451,522	1,030,273	6,418,702	5,911,803
Deferred tax liabilities	18,022,606	112,282,639	148,219,632	401,318	2,500,250	1,650,000
Deferred tax liabilities	$ 5,186,382	32,311,676	14,882,313			14,869,840
Ordinary shares, par value	$ 0.0000002
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	273,110,626	273,110,626	273,110,626
Ordinary shares, outstanding	239,252,672	239,252,672	235,234,959

Consolidated Statements Of Operations And Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenue:
Online games	$ 333,052,469	2,074,950,188	1,701,343,096	1,289,480,817
Licensing revenues	8,376,447	52,186,105	54,537,719	42,666,674
Other revenue, net	3,973,977	24,758,274	36,336,494	667,960
Total net revenue	345,402,893	2,151,894,567	1,792,217,309	1,332,815,451
Cost of services	(46,285,144)	(288,361,076)	(257,246,446)	(199,122,245)
Gross profit	299,117,749	1,863,533,491	1,534,970,863	1,133,693,206
Operating (expenses) income
Research and product development	(52,453,813)	(326,792,503)	(230,209,370)	(186,036,564)
Sales and marketing	(23,507,210)	(146,452,268)	(169,981,540)	(143,006,150)
General and administrative	(23,869,324)	(148,708,274)	(103,727,165)	(119,447,009)
Government financial incentives	10,215,566	63,644,000	47,746,000	57,386,000
Impairment of intangible assets	(2,097,247)	(13,066,057)		(46,557,669)
Total operating expenses	(89,614,781)	(558,309,045)	(456,172,075)	(437,661,392)
Income from operations	209,502,968	1,305,224,446	1,078,798,788	696,031,814
Interest income	16,987,434	105,833,413	141,587,341	136,097,898
Investment income/(loss)	(39,104,829)	(243,626,993)	3,047,619
Other income, net	5,592,897	34,844,307	43,558,342	65,465,834
Income before income tax expenses	192,978,470	1,202,275,173	1,266,992,090	897,595,546
Income tax expenses	(19,936,098)	(124,203,884)	(352,378,221)	(89,322,402)
Share of loss of an equity investee	(981,872)	(6,117,163)	(8,218,001)	(648,106)
Net income	172,060,500	1,071,954,126	906,395,868	807,625,038
Net (income)/loss attributable to noncontrolling interests	(12,557,442)	(78,234,120)	(26,428,994)	3,562,795
Net income attributable to the Company's shareholders	159,503,058	993,720,006	879,966,874	811,187,833
Other comprehensive income (loss), net of tax
Foreign currency translation	439,014	2,735,104	(84,727,808)	(73,194,240)
Unrealized holding gains (losses)	4,778,551	29,770,851	(15,997,558)	(14,540,051)
Total other comprehensive income/(loss), net of tax	5,217,565	32,505,955	(100,725,366)	(87,734,291)
Comprehensive income	$ 164,720,623	1,026,225,961	779,241,508	723,453,542
Earnings per share:
Basic	$ 0.67	4.2	3.79	3.57
Diluted	$ 0.66	4.13	3.79	3.47
Weighted average ordinary shares:
Basic	236,796,818	236,796,818	232,004,879	227,308,854
Diluted	240,821,127	240,821,127	232,004,879	233,928,400

Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 172,060,500	1,071,954,126	906,395,868	807,625,038
Adjustments for:
Deferred taxes	(780,020)	(4,859,603)	83,932,389	(31,980,857)
Share-based compensation expense	19,244,136	119,892,890	29,335,181	33,289,216
Depreciation of property and equipment	9,738,188	60,669,884	60,877,662	54,444,577
Amortization of intangible assets and other assets	2,720,724	16,950,387	19,607,751	31,657,738
Loss from disposal of property and equipment	1,061,666	6,614,286	2,034,664	4,213,443
Sale back of land use rights	(768,429)	(4,787,388)
Gain from sale of a long-term investment	(49,778)	(310,120)
Impairment of intangible assets	2,097,247	13,066,057		46,557,669
Impairment of an equity investee	515,466	3,211,404
Other-than-temporary Impairment of available-for-sale security	38,639,140	240,725,709
Provision for/(recovery of) doubtful debts	9,013	56,149	(1,877,904)	(1,031,746)
Gain from deconsolidation of a subsidiary			(4,993,146)	(68,774,051)
Loss from valuation depreciation of equity investee upon reacquisition	48,728	303,581
Share of loss of an equity investee	981,872	6,117,163	8,218,001	648,106
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	418,115	2,604,900	(2,014,362)	(7,144,958)
Decrease/(increase) in prepayments and other current assets	(11,058,306)	(68,894,355)	18,024,537	21,524,192
Decrease/(increase) in due from related parties	(667,067)	(4,155,893)	(3,320,543)	3,592
(Increase)/decrease in due from research-and-development entity partners			3,146,600	(10,783,600)
Decrease/(increase) in inventories	(2,596)	(16,176)	116,934	290,102
Increase in other assets	(4,272,851)	(26,620,292)
Increase in payables and accrued expenses	4,288,663	26,718,801	15,133,759	22,543,374
(Decrease)/increase in advance from distributors	1,788,180	11,140,540	6,820,714	(14,057,759)
Increase in due to a related party	9,407	58,608	782,830
Increase in unrecognized tax benefit	502,150	3,128,445	29,692,724	4,803,660
Increase in income tax payable	1,534,614	9,560,801	16,369,200	16,807,255
Increase/(decrease) in deferred revenue	(6,930,849)	(43,179,884)	86,409,383	121,503,917
Net cash provided by operating activities	231,127,913	1,439,950,020	1,274,692,242	1,032,138,908
Cash flows from investing activities:
Payment for short-term investments	(121,757,107)	(758,558,950)	(3,733,267,990)	(6,823,806,000)
Proceeds received from maturity of short-term investments	150,714,673	938,967,485	6,047,547,330	7,872,494,000
Deposit for purchase of an office building				(18,921,000)
Investment in equity investees	(152,486)	(950,000)	(317,050,000)	(3,000,000)
Increase in long-term investments	(1,926,133)	(12,000,000)	(9,000,000)	(20,495,239)
Proceeds for withdrawal investment in long-term investments	3,339,490	20,805,359
Payment for held-to-maturity securities	(16,051,107)	(100,000,000)	(100,000,000)
Proceeds received from held-to-maturity securities	1,605,111	10,000,000
Purchase of property and equipment	(9,926,807)	(61,844,999)	(244,571,881)	(20,880,588)
Capitalized product development costs and purchased software	(2,752,870)	(17,150,657)	(11,002,249)	(15,653,901)
Proceeds from deconsolidation of a subsidiary	4,594,629	28,625,000		28,625,000
Deconsolidation of subsidiaries			(4,608,901)	(25,000,000)
Proceeds from disposal of intangible assets			25,000,000
Proceeds from disposal of property and equipment	37,680	234,750	223,580
Proceeds from sales of other assets	8,195,708	51,060,082
Acquisition of a subsidiary, net of cash acquired	(3,247,374)	(20,231,462)		(15,016,811)
Net cash provided by investing activities	12,673,407	78,956,608	1,653,269,889	958,345,461
Cash flows from financing activities:
Proceeds from/(payment to) exercise of share options	(98,547)	(613,958)	138,511,514	17,760,783
Dividends to shareholders	(71,636,534)	(446,302,773)	(4,810,164,772)	(279,122,994)
Dividends to non controlling interests	(14,943,580)	(93,100,000)	(12,250,000)
Repurchase of shares	(3,669,747)	(22,862,890)	(22,960,759)
Capital contribution from non controlling interests	5,721,048	35,642,700	937,000	10,737,017
Capital distribution to non controlling interests	(27,688)	(172,500)	(3,554,500)
Net cash used in financing activities	(84,655,048)	(527,409,421)	(4,709,481,517)	(250,625,194)
Effect of exchange rate changes on cash and cash equivalents	199,566	1,243,295	(45,095,908)	(60,078,122)
Net increase (decrease) in cash and cash equivalents	159,345,838	992,740,502	(1,826,615,294)	1,679,781,053
Cash and cash equivalents at the beginning of year	152,537,042	950,321,028	2,776,936,322	1,097,155,269
Cash and cash equivalents at the end of year	311,882,880	1,943,061,530	950,321,028	2,776,936,322
Supplemental disclosures:
Income tax paid	(18,844,163)	(117,401,021)	(109,454,531)	(116,066,099)
Withholding income tax paid associated with the repatriation of cash for a special dividend			(111,357,239)
Tax benefit realized from stock options	2,297,468	14,313,452	6,731,453	920,398
Interest received	16,615,292	103,514,928	153,658,020	150,531,887
Non-cash investing activities: Deconsolidation of subsidiaries
- Intangible assets				25,000,000
- Due from related parties			57,429	(25,000,000)
- Non-controlling interests			(2,158,537)	3,750,000
- Acquisition of property and equipment and intangible assets included in payables and accrued expenses			5,165,018	1,889,955
- Investment in Beijing Giant Zhengtu				(32,774,051)

Consolidated Statements Of Changes In Shareholders' Equity	Total USD ($)	Total CNY	Beijing Huayi Giant Information Technology Co. Ltd. CNY	Shanghai Juxi Network Technology Co Ltd CNY	Shanghai Juxian Network Technology Co Ltd CNY	Shanghai Juyan Network Technology Co Ltd CNY	Shanghai Jujia Network Technology Co Ltd CNY	Shanghai Haoji Network Technology Co Ltd CNY	Beijing Giant Zhengtu Network Technology Co Ltd CNY	Yungfeng fund CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated other comprehensive loss Yungfeng fund CNY	Retained earnings USD ($)	Retained earnings CNY	Treasury stock USD ($)	Treasury stock CNY	Total Giant Interactive Group Inc.'s equity USD ($)	Total Giant Interactive Group Inc.'s equity CNY	Total Giant Interactive Group Inc.'s equity Yungfeng fund CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Non-controlling interest Beijing Huayi Giant Information Technology Co. Ltd. CNY	Non-controlling interest Shanghai Juxi Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juxian Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juyan Network Technology Co Ltd CNY	Non-controlling interest Shanghai Jujia Network Technology Co Ltd CNY	Non-controlling interest Shanghai Haoji Network Technology Co Ltd CNY	Non-controlling interest Beijing Giant Zhengtu Network Technology Co Ltd CNY
Beginning Balance at Dec. 31, 2009		5,904,793,273										417		6,036,189,677		43,890,273		(212,770,129)			2,206,666,461		(2,176,792,033)		5,897,184,666			7,608,607
Beginning Balance (in shares) at Dec. 31, 2009												226,819,007
Net income for the year		807,625,038																			811,187,833				811,187,833			(3,562,795)
Non-controlling interest
- Non controlling interests from acquisition of a subsidiary			3,750,000																										3,750,000
- Deconsolidation of subsidiaries			(3,750,000)																										(3,750,000)
- Equity movement			10,737,017																										10,737,017
Comprehensive income:
- Foreign currency translation		(73,194,240)																(73,194,240)							(73,194,240)
- Unrealized holding gain(losses)		(14,540,051)																(14,540,051)							(14,540,051)
Exercise of share options (in shares)												1,200,405
Exercise of share options		17,760,783												17,760,783											17,760,783
Share based compensation		33,584,427												33,584,427											33,584,427
Dividends to shareholders		(279,122,994)																			(279,122,994)				(279,122,994)
Ending Balance at Dec. 31, 2010		6,407,643,253										417		6,087,534,887		43,890,273		(300,504,420)			2,738,731,300		(2,176,792,033)		6,392,860,424			14,782,829
Ending Balance (in shares) at Dec. 31, 2010												228,019,412
Issuances of shares		13										13													13
Net income for the year		906,395,868																			879,966,874				879,966,874			26,428,994
Non-controlling interest
- Deconsolidation of subsidiaries				(1,091,241)	(1,067,296)																									(1,091,241)	(1,067,296)
- Equity movement		836,998																										836,998
- Consolidation						(1,855,246)																										(1,855,246)
- Dividend declared							(12,250,000)																										(12,250,000)
Comprehensive income:
- Foreign currency translation		(84,727,808)																(84,727,808)							(84,727,808)
- Unrealized holding gain(losses)		(15,997,558)																(15,997,558)							(15,997,558)
Exercise of share options (in shares)												8,148,519
Exercise of share options		128,935,695												99,668,141							(47,960,922)		77,228,476		128,935,695
Reversal of statutory reserves																(32,958,749)					32,958,749
Appropriation of statutory reserves																3,194,295					(3,194,295)
Capital discount from acquiring non-controlling interests of Haoji Network		(1,599,254)												(1,599,254)											(1,599,254)
Share based compensation		29,335,181												29,335,181											29,335,181
Repurchase of shares (in shares)												(932,972)
Repurchase of shares		(22,960,759)																					(22,960,759)		(22,960,759)
Dividends to shareholders		(4,810,164,772)												(1,864,676,429)							(2,945,488,343)				(4,810,164,772)
Ending Balance at Dec. 31, 2011		2,521,433,074										430		4,350,262,526		14,125,819		(401,229,786)			655,013,363		(2,122,524,316)		2,495,648,036			25,785,038
Ending Balance (in shares) at Dec. 31, 2011		235,234,959										235,234,959
Net income for the year	172,060,500	1,071,954,126																			993,720,006				993,720,006			78,234,120
Non-controlling interest
- Equity movement		20,706,816																										20,706,816
- Acquisition of equity interest in subsidiary								(35,549)	13,928,966																									(35,549)	13,928,966
- Dividend declared							(93,100,000)																										(93,100,000)
Comprehensive income:
- Foreign currency translation		2,735,104																2,735,104							2,735,104
- Unrealized holding gain(losses)										69,135,783									69,135,783							69,135,783
- Reversal of unrealized holding gain of 51.com and MET		(39,364,932)																(39,364,932)							(39,364,932)
Exercise of share options (in shares)	2,219,250										4,829,650	4,829,650
Exercise of share options		30,097,724												(28,524,745)							(80,344,569)		138,967,038		30,097,724
Appropriation of statutory reserves																34,470,894					(34,470,894)
Proceed of capital surplus from new investor of Wuxi Giant		14,871,384												14,871,384											14,871,384
Capital discount from acquiring non-controlling interests of Haoji Network		(72,451)												(72,451)											(72,451)
Share based compensation		120,122,474												120,122,474											120,122,474
Repurchase of shares (in shares)											(811,937)	(811,937)
Repurchase of shares		(22,862,890)																					(22,862,890)		(22,862,890)
Dividends to shareholders		(446,302,773)																			(446,302,773)				(446,302,773)
Ending Balance at Dec. 31, 2012	$ 523,787,236	3,263,246,856									$ 69	430	$ 715,343,123	4,456,659,188	$ 7,800,310	48,596,713	$ (59,184,256)	(368,723,831)		$ 174,574,266	1,087,615,133	$ (322,052,642)	(2,006,420,168)	$ 516,480,870	3,217,727,465		$ 7,306,366	45,519,391
Ending Balance (in shares) at Dec. 31, 2012	239,252,672										239,252,672

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2012
Shanghai Haoji Network Technology Co Ltd
Equity interest acquired	25.96%
Beijing Giant Zhengtu Network Technology Co Ltd
Equity interest acquired	51.00%

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Giant Interactive Group Inc. (the “Company” or “Giant Interactive”), its subsidiaries, Shanghai Giant Network Technology Co., Ltd. (“Giant Network” or the “VIE”) and its consolidated entities, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its PRC subsidiaries, Zhengtu Information, Zhengju Information, Jujia Network, and the VIE of Zhengtu Information, Giant Network.

Details of the Company’s subsidiaries as of December 31, 2012 are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Oversea online game licensing, development, and operation
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game development and maintenance
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (II) (“Jujia Network II”)	October 10, 2012	PRC	70.00%	Online game research and development
Beijing Giant Zhengtu Network Technology Co., Ltd. (“Beijing Giant Zhengtu”)	Acquired on October 17, 2012	PRC	85.00%	Online game research and development
Shanghai Juhuan Network Technology Co., Ltd. (“Juhuan Network”)	October 24, 2012	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	50.07%	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	25.54%	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	51.00%	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	50.07%	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	100.00%	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	25.54%	Online game research and development
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Giant Glorious Mission Network Technology Co., Ltd. (“Shanghai Giant “)	April 25, 2012	PRC	50.07%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (III) (“Jujia Network III”)	October 10, 2012	PRC	51.00%	Online game research and development
Shanghai Juzi Information Technology Co., Ltd. (“Juzi Information”)	October 10, 2012	PRC	51.00%	Online game research and development
Bengbu Giant Glorious Mission Network Technology Co., Ltd.(“Bengbu Giant “)	November 12, 2012	PRC	50.07%	Online game research and development

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC law and regulations that restrict foreign ownership of a company that provides Internet content services, which includes operating online games.

As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, are the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets, including the rights to operate its online game, ZT Online, to Zhengtu Information, except for certain assets that an online game operator must own to be an Internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network through Zhengtu Information (see Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Group.

On June 14, 2012, Giant Network purchased 51% equity interest of Juhe Network from Zhengduo Information, wholly owned by Giant HK, at a consideration of RMB765,000 (US$122,791). As a result, Juhe Network changed from a subsidiary of the Company into a subsidiary of the VIE.

On March 7, 2012, Wuxi Network invested RMB1,000,000 (US$160,511) to establish Shanghai Giant and on June 27, 2012, Wuxi Network additionally injected RMB19,000,000 (US$3,049,710) to Shanghai Giant as paid-in capital. Giant Network owns 50.1% equity interest in Wuxi Network and Wuxi Network owns 100% equity interest of Shanghai Giant. Therefore, the Company, through its VIE, Giant Network, owns 50.1% equity interest of Shanghai Giant.

On October 10, 2012, Zhengduo Information, along with two other non-controlling shareholders invested RMB5,000,000 (US$802,555) to establish Jujia Network II and obtained 70% equity interests of Jujia Network II.

On October 10, 2012, Giant Network, along with two other non-controlling shareholders invested RMB2,000,000 (US$321,022) to establish Shanghai Jujia Network III, and obtained 51% equity interest of Jujia Network III.

On October 10, 2012, Giant Network along with another non-controlling individual invested RMB1,000,000 (US$160,511) to establish Juzi Information and obtained 51% equity interest of Juzi Information.

On October 17, 2012, Zhengtu Information reacquired 51% equity interest of Beijing Giant Zhengtu at a consideration of RMB57,250,000 (US$9,189,259) from Huayi Brothers Media Corporation (“Huayi”). As a result, together with the 34% equity interest previously held by Giant Network, the Group owns 85% equity interest in the Beijing Giant Zhengtu and Beijing Giant Zhengtu changed from an investment in equity investee of Giant Network to a subsidiary of the Group (Note 3).

On October 24, 2012, Zhengduo Information, along with another individual and a non-controlling shareholder invested RMB5,000,000 (US$802,555) to establish Juhuan Network and obtained 51% equity interests of Juhuan Network.

On November 12, 2012, Shanghai Giant invested RMB5,000,000 (US$802,555) to establish Bengbu Giant and obtained 100% equity interest in Bengbu Giant.

On December 10, 2012, the Group decided to close two wholly owned subsidiaries, Haoji Network and Juyan Network, according to the Group’s overall development strategy. As a result, the Group deconsolidated the above two subsidiaries in December 2012. There was no gain or loss in net income attribute to the parent for the deconsolidation transaction.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1)	Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of its assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, acquired intangible assets and related goodwill, assessing whether other-than-temporary declines in fair value of investments has occurred, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, share-based compensation expenses, deferred tax assets and related valuation allowance, income tax uncertainties, provision for doubtful debts, impairment and valuation of all investment types. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates. Certain amounts previously reported have been reclassified to conform to the current year presentation.

2)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and its consolidated entities for which a subsidiary of the Company, Zhengtu Information, is the primary beneficiary. All transactions and balances between the Company, its subsidiaries, the VIE and its consolidated entities have been eliminated upon consolidation. Results of acquired subsidiaries are consolidated.

The attribution of net income and other comprehensive income or loss items, if any, are allocable to the Company and its non-controlling interests based on their respective ownership percentages of the entities to which these underlying items are derived from.

The Group has adopted Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall. ASC 810-10 requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

PRC laws and regulations restrict foreign ownership to operate online games. In order to comply with these foreign ownership restrictions, the Company operates its online games in China through Giant Network, a variable interest entity, which is 75% owned by Mr. Yuzhu Shi, who is also a principal shareholder of the Company. Zhengtu Information has the unilateral right to control Giant Network, including its financial interests, through the following contractual arrangements which have been entered into amongst Zhengtu Information, Giant Network and its equity holders:

Online Games Software Sales and Licensing Agreements

Pursuant to the Online Games Software Sales and Licensing Agreements between Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software, Zhengju Information and Giant Network, Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Zhengju Information license their online game software to Giant Network in return for an upfront fees and royalty fees charged at fixed rates ranging from 24% to 65% of the game revenues derived from four game series, on a monthly basis. In addition, such royalty fee rates are effectively adjustable at the sole discretion of Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Zhengju Information. For the agreements with Zhengtu Information, Snow Wolf Software, and Zhengju Information, they have indefinite terms and can only be terminated if both parties mutually agree in writing. For the agreements with Jujia Network and Juhuo Network, they have a term of two years and will be terminated if both parties mutually agree in writing.

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between Zhengtu Information and Giant Network, Zhengtu Information is to provide exclusive technical and consulting services in return for fees computed based on the total operating expenses incurred by Zhengtu Information plus a reasonable markup. The initial term of this agreement is expected to expire on September 6, 2016 and is renewable at the sole discretion of Zhengtu Information. Pursuant to this agreement, in the event that either party to such agreement (i) breaches its obligations thereunder in full or in part and fails to cure such breach effectively and in a timely manner, which leads to a material damage to the non-breaching party; (ii) materially fails to perform its undertakings under this agreement; or (iii) any of the representations given by such party is untrue, in each case the non-breaching party shall have the right to terminate this agreement. Notwithstanding the above, if Giant Network wishes to terminate this agreement before the expiration of its term, it shall serve a written notice to Zhengtu Information six-months prior to the expiration of the agreement and obtain Zhengtu Information’s consent, and shall be liable for a penalty of RMB20,000,000 and compensate Zhengtu Information for all its losses resulting from such early termination.

A similar Exclusive Technical Consulting and Service Agreement was signed between Zhengju Information and Giant Network in 2012 with identical terms as described above. The term of this agreement is ten years which is expected to expire on January 5, 2022 and cannot be early terminated unless both parties mutually agree in writing.

During the years ended December 31, 2010, 2011 and 2012, total fees charged under the agreements above totaled approximately RMB1,135,000,000, RMB1,474,000,000 and RMB1,776,000,000 (US$285,000,000), respectively, which represented substantially all of Giant Network’s operating profits for the years presented.

Power of Attorney

Pursuant to the Purchase Option and Cooperation Agreement, each of the equity holders of Giant Network has signed an irrevocable Power of Attorney to grant Zhengtu Information’s designee, Mr. Yuzhu Shi, the power to exercise all the voting rights of such shareholder in shareholders’ meeting, including but not limited to deciding to sale or transfer of all or part of such shareholder’s equity interests in, and appointing and selecting directors, general managers and other senior management of Giant Network. The initial agreement has a term of ten years and can automatically extend for another ten years if Zhengtu Information doesn’t raise an objection.

Purchase Option and Cooperation Agreement

Pursuant to the Purchase Option and Cooperation Agreement and its supplementary agreements amongst Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network granted Zhengtu Information or its designated party, an exclusive irrevocable option to purchase all or part of their equity interests, when and to the extent permitted under the PRC law, at an amount equal to RMB10,000,000 or the lowest price permitted by the PRC law. Giant Network cannot declare any profit distributions or grant loans in any forms without the prior written consent of Zhengtu Information. All funds received by the equity holders of Giant Network or their designees (including but not limited to dividends and loans) must be remitted in full to Zhengtu Information and Giant Network, respectively. If Giant Network or its equity holders commit a material breach of the Purchase Option and Cooperation Agreement or its supplementary agreements and fail to cure or remedy such breach, Zhengtu Information reserves the right to either terminate the agreement and demand the breaching party for compensation for all damages and losses, or to enforce the further performance of the agreement in addition to the claim for all damages and losses against the breaching party.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement between Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network have contemporaneously pledged all their equity interests in Giant Network to secure the payment obligations of Giant Network under the VIE agreements. This agreement is valid as long as the other VIE agreements are effective.

Letter of Financial Support

Pursuant to Letter of Financial Support, Zhengtu Information agreed to provide unlimited financial support to Giant Network during its operations and agreed to forego the right to seek repayment in the event that Giant Network is unable to repay such funding.

As of December 31, 2012, the share capital and accumulated losses of Giant Network was RMB10,000,000 (US$1,605,111) and RMB54,957,718 (US$8,821,322), respectively, as compared to share capital and accumulated losses of RMB10,000,000 and RMB73,485,950, respectively, as of December 31, 2011.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and Giant Network through the irrevocable proxy agreement, whereby the equity holders of Giant Network has effectively assigned all of their voting rights underlying their equity interest in Giant Network to Zhengtu Information. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of Giant Network through Zhengtu Information. Thus the Company is also considered the primary beneficiary of Giant Network through Zhengtu Information. Accordingly, Giant Network and its consolidated entities’ results are consolidated in the Company’s financial statements under ASC 810-10.

In the opinion of management and the Company’s PRC counsel, (i) the ownership structure of the Company and Giant Network, through Zhengtu Information, are in compliance with existing PRC laws and regulations, (ii) the contractual arrangements with Giant Network and its shareholder are valid, binding, enforceable and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

Even though the equity holders of Giant Network also hold equity interests in the Company, they may fail or cause Giant Network to fail to perform the obligations under the VIE agreements. The Company may have to incur substantial costs and expend efforts to enforce the Company’s rights under these agreements, where it has to rely on legal remedies under the PRC law.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with Giant Network, through Zhengtu Information, are prospectively found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the new PRC laws and regulations. The restructuring of its organization structure to comply with new PRC laws and regulations may cause the Company to lose control of its VIE, thus resulting in its deconsolidation. In the opinion of management and the Company’s PRC counsel, the likelihood of such events provoking deconsolidation in respect of the Company’s current ownership structure or the contractual arrangements with Giant Network is remote based on current facts and circumstances.

As of December 31, 2012 and 2011, the aggregate carrying amounts of the total assets and total liabilities of Giant Network and its consolidated entities were RMB832,228,256 (US$133,581,846) and RMB685,772,905 and RMB640,142,564 (US$102,749,966) and RMB696,144,155, respectively. There are no pledges or collateralization of Giant Network and its consolidated entities’ assets which may only be used to settle Giant Network and its consolidated entities’ obligations during the periods presented. For the periods presented, creditors of Giant Network and its consolidated entities do not have recourse to the general credit of the Company, who is also considered the primary beneficiary of Giant Network through Zhengtu Information, and as such, these amounts have been parenthetically presented on the face of the Company’s Consolidated Balance Sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to Giant Network during the periods presented.

The following table represents the overall contribution by our Giant Network, the VIE, and its consolidated entities as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2011	2012
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its consolidated entities	1,515,790,079	1,778,254,022
The Company and other entities within the Group	(635,823,205)	(784,534,016)

	879,966,874	993,720,006

Other comprehensive income (loss)
Giant Network and its consolidated entities	—	—
The Company and other entities within the Group	(100,725,366)	32,505,955

	(100,725,366)	32,505,955

Comprehensive income	779,241,508	1,026,225,961

In addition, Giant Network and its consolidated entities accounted for approximately RMB1,789,500,000 (US$287,235,000) net increase in cash and cash equivalents in 2012. Furthermore, as of December 31, 2012, Giant Network and its consolidated entities held cash and cash equivalents of approximately RMB274,100,000 (US$43,996,000), investments in equity investees of approximately RMB700,000 (US$112,000), other assets of approximately RMB557,400,000 (US$89,469,000) and other liabilities of approximately RMB640,100,000 (US$102,743,000), respectively.

3)	Foreign currency translation and transactions

The Company’s, its BVI and Hong Kong subsidiary’s functional currency is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiaries, Giant Network and its consolidated entities, is the Chinese Renminbi (“RMB”), based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The resulting realized and unrealized exchange gains and losses are included in the consolidated statements of operations and comprehensive income.

4)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

5)	Long-term Investment and Investments in equity investees

Long-term investment represents cost method investments. In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations and comprehensive income equal to the excess of the investment’s cost over its estimated fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. The impairment charge was nil for the years ended December 31, 2010, 2011 and 2012.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall.

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments-Equity Method and Joint Ventures” to entities in which the Company holds either more than 20 percent or greater interest or less than a 20 percent interest but has the ability to exercise significant influence over operating and financial policies; and in the cases of investments in limited partnerships in which the Company holds a three percent or greater interest. For investments other than those described above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments-Other”.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluated the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary. The impairment charge was nil for the years ended December 31, 2010, 2011 and RMB3,211,404 (US$515,466) for the year ended December 31, 2012.

6)	Cash, cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand, demand deposits and money market fund placed with banks or other financial institutions. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time foreign deposits that are classified as short-term investments which are stated at their approximate fair value.

The Company accounts for its investments in accordance to ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. ASC 320-10 classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. The Company has no securities that were bought and held principally for the purpose of selling them in the near term to which would be classified as trading securities.

The securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary using estimated fair values of the pledged collaterals or financial guarantees. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs.

When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment loss equal to the entire excess of the debt security’s amortized cost basis over its fair value is recognized at the balance sheet date.

Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected as a component of interest income.

7)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

Fixed assets have an estimated residual equal to 5% of the original cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of a fixed asset are capitalized as an addition to the related asset. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any gain or loss reflected in the consolidated statements of operations and comprehensive income.

8)	Intangible assets

The Group recognizes costs to develop its online game products to be licensed for sale in accordance with ASC subtopic 985 Software. Online game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online games have a proven ability to operate in an online game environment.

Purchased software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over three years.

Intangible assets arising from the Beijing Giant Zhengtu acquisition consists of one online software game and was recorded at its fair value with an estimated useful life of 5 years, and will be amortized on a straight line basis over the useful life.

The Group recognizes website and internally used software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles — Goodwill and Other: Internal-Use Software. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over their estimated expected life. Since the inception of the Group, the amount of property and equipment costs qualifying for capitalization has been insignificant and as a result those costs have been expensed as incurred. In year 2010, 2011 and 2012, the Group capitalized approximately RMB10,800,000, RMB4,800,000 and RMB7,450,000 (US$1,190,000) of the online game development costs.

9)	Impairment of long-lived assets and intangible assets

Long-lived assets, including intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the long lived assets by comparing the carrying amount to the estimated future undiscounted cash flow associated with the related assets. If the future net undiscounted cash flows are less than the carrying amount of the assets, the assets are considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the assets to their then estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

The impairment loss recorded in year ended December 31, 2012 was RMB13,066,057 (US$2,097,247). The impairment loss recorded in year ended December 31, 2011 was nil. The Group recorded an impairment loss associated with an online game and its related intellectual property rights amounting to RMB46,557,669 during the year ended December 31, 2010.

10)	Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Group’s goodwill and acquisition related intangible assets outstanding at December 31, 2012 were related to the Group’s acquisition of three subsidiaries (Note 8). In accordance with the provisions of ASC subtopic 350 (“ASC 350”), Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

In accordance to ASC 350, the Company has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined that it has one reporting unit, which is also its only reportable segment.

The Company adopted the principles as prescribed in Accounting Standards Update 2011-08 (ASU 2011-08), “Testing Goodwill for Impairment” issued by the FASB in order to complete its goodwill impairment test. In accordance with ASU 2011-08, the Company based its goodwill impairment testing on a qualitative assessment for its reporting units that carried a goodwill balance. The qualitative assessment included an in-depth analysis of many factors, including general economic conditions, industry and market conditions, a broad scope of financial factors, and the Company’s price of its ADS, as well as other drivers of a fair value analysis. As a result of the Company’s qualitative assessment, it was concluded that it was more-likely-than-not that the fair value of its reporting units was greater than its carrying value.

No impairment losses were recognized for each of three years ended December 31, 2010, 2011 and 2012.

11)	Available-for-sale securities

The Company has designated its investment in convertible redeemable preferred shares (“Preferred Share”) of Five One Network Development Co., Ltd. (“51.com”) as available-for-sale in accordance with ASC 320-10. Such available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income (loss) through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings. The Company recorded an other-than-temporary impairment of RMB240,725,709 (US$38,639,140) for the year ended December 31, 2012. No such impairment was recorded for the years ended December 31, 2010 and 2011.

Dividend and interest income, including the amortization of any premium or discount arising at acquisition, if any, for all categories of securities investments are included in earnings.

12)	Held-to-maturity securities

The Company has designated its investment in Resources SZITIC Trust Co., Ltd. (“CR Trust”) for a period of five years and a two-year time-deposit in Bank of Communications (Zhuhai) Branch as held-to-maturity securities in accordance with ASC 320-10 as the Company has the intent and ability to hold the securities until maturity (Note 13). Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method.

13)	Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, accounts receivable, certain other current assets, amounts due from related parties and research-and-development (“R&D”) entity partners, short-term investments, investment in available-for-sale securities, held-to-maturity securities, and payables and accrued expenses. Except for the Company’s investment in preferred shares, as of December 31, 2011 and 2012, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of our held-to-maturity securities are measured at amortized cost. The carrying amount of the Group’s available-for-sale securities were initially stated at fair value and subsequently re-measured and recorded at fair value at each financial reporting end.

14)	Other assets

Other assets mainly represent upfront payments for certain license rights to operate other third-party owned online games in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective license agreements, which are generally three years in duration.

15)	Revenue recognition

Online game revenue

The Group currently provides online game services in the PRC and recognizes revenue in accordance to the criteria of ASC subtopic 605 (“ASC 605”), Revenue Recognition when persuasive evidence of an arrangement exists, the service has been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

The Group operates Massively Multiplayer Online Role-Playing Games (“MMORPG”) under a free-to-play model. Under this model, players can access the games free of charge but may purchase game points for in-game premium features.

The Group sells prepaid cards, in physical or virtual forms, for its in-game premium features to distributors who in turn sell the prepaid cards to end customers. The prepaid game cards provide customers with a pre-specified number of game points for consumption. All prepaid cards sold to distributors require upfront advance cash payments. The Group also sells game points through online sales directly to end customers using their credit or debit cards, which is generally settled by the banks within one to two days. Proceeds from the sale of prepaid game cards from distributors and online sale of game points are initially recognized as Advances from distributors. These prepaid fees are reclassified to deferred revenue upon the end users’ online registration and conversion of the game points into the respective user accounts.

The Group’s end users are required to “activate” the prepaid game cards by using access codes and passwords to transfer the value of those cards to game points in their personal user accounts. The Group does not recognize revenue for game cards which are sold but not yet converted into game points and used by customers to purchase premium features as the Group is required to provide future services, in the form of in-game premium features, related to those cards or points. Deferred revenue is recognized as revenue over the estimated lifespan of the premium features purchased or as the premium features purchased with the game points are consumed. In-game premium features include virtual services and consumable virtual items and permanent virtual items. In terms of virtual services and consumable virtual items, revenue is recognized either ratably or upon consumption depending on whether services and items are recognized as time-based or usage-based. In terms of permanent virtual items, revenue is recognized over the estimated lifespan which is determined on the basis of historical player usage patterns and playing behaviors. When the estimated lifespan of certain permanent virtual items is unable to be reliably determined on the basis of historical paying player patters or behaviors, the related revenues would be recognized over the estimated game lifespan. Future usage patterns may differ from the historical usage patterns on which the Company’s revenue recognition policy is based. The Company is committed to continually monitoring its actual operational statistics and usage patterns of its online games and to comparing these actual statistics with its original estimates and to refining these estimates and assumptions when they are materially differ from the actual statistics.

The Group sells prepaid game cards at a discount to its distributors. The Group accounts for such discounts in accordance with ASC subtopic 605-15 (“ASC 605-15”), Revenue: Product. Such discounts are initially accounted for as a reduction of Advances from distributors. As a result, deferred revenue will only include the value of activated discounted and undiscounted prepaid cards and game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services in the form of premium features.

Licensing revenue

The Group also receives royalty income from a third party incorporated in Taiwan, which was a related party prior to June 2009, in exchange for licensing ZT Online and providing related technical support. The license allows the operation of the games in Hong Kong, Taiwan, Macau, Singapore and Malaysia. The royalty fees are determined based on an agreed percentage of game points consumed by the players with accounts registered with the third party, net of applicable withholding taxes, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the third party confirms its sales activity for the period. As a result of the foreign currency restrictions over the remittance of funds from Taiwan to the PRC to repay outstanding payables to the Group, beginning on October 1, 2008, such royalty income is recorded at the estimated fair value of the personnel services paid by the third party paid on behalf of the Group in accordance with the provisions of ASC subtopic 845-10 (“ASC 845-10), Nonmonetary Transactions: Overall.

The Group also licenses ZT Online, Giant Online and Golden land to overseas third parties in Vietnam, Russia, Brazil, Turkey, Thailand, United States and South Korea before 2012. In 2012, the Group also licensed ZT Online II to overseas third parties in Vietnam, Taiwan, Hong Kong, and Macao. The royalty income is determined based on an agreed upon percentage of game points consumed by the players with accounts registered with the game vendors, net of applicable withholding taxes, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the game vendors confirm their sales activities for the period.

The Group’s VIE is subject to a 5% business tax and related surcharges on the revenues earned from the sale of game points by Giant Network are deducted from online game revenues. The Group’s PRC subsidiary, Zhengtu Information, is also subject to overseas withholding taxes and related surcharges on its royalty income earned and are deducted from overseas licensing income. Such business tax and related surcharges for the years ended 2010, 2011 and 2012 are RMB85,019,261, RMB111,185,658 and RMB125,496,870 (US$20,143,637), respectively.

The Group does not defer any costs associated with the sale of its prepaid cards or game points.

16)	Cost of services

Cost of services consists primarily of payroll, depreciation and amortization, maintenance and rental of computer equipment, production costs for prepaid game cards, and other overhead expenses directly attributable to the provision of the Company’s online game services.

Cost of services also includes a 6% VAT (5% business tax for years ended December 31, 2010 and 2011), 3% (net) VAT and related surcharges on technical and consulting fees and royalty fees charged by the Group’s PRC subsidiaries, Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Zhengju Information to the Group’s VIE, Giant Network. Such business tax, VAT and related surcharges for the years ended December 31, 2010, 2011 and 2012 are RMB37,192,656, RMB72,804,988 and RMB83,559,952 (US$13,412,297), respectively.

17)	Advertising expenses

Advertising costs are expensed when incurred as sales and marketing expenses and amounted to approximately RMB65,297,000, RMB105,308,000 and RMB93,425,000 (US$14,996,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

18)	Research and product development expenses

Costs incurred for the development of online game products prior to the establishment of technological feasibility and costs incurred for maintenance after the online game products are available for marketing are expensed when incurred and are included in research and product development expenses.

19)	Comprehensive Income

Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of operations and comprehensive income and consolidated statements of changes in shareholders’ equity. Accumulated other comprehensive loss of the Company consists of the foreign currency translation adjustments and unrealized holding gains and losses of available-for-sale securities (net of any reclassification adjustments) and their corresponding deferred tax impact, if any.

20)	Share-based compensation

The Group’s employees participate in the Company’s 2006 and 2007 stock incentive plan including share options and restricted shares, which is more fully described in Note 19. In 2010, the Group granted restricted shares to employees. The Group accounts for its share-based payments pursuant to ASC subtopic 718-10 (“ASC 718-10”), Compensation — Stock Compensation: Overall. According to ASC 718-10, all grants of share options to employees are recognized in the consolidated financial statements based on their grant date fair values. The Company’s share options and restricted shares are subject to graded vesting provisions. Fair value of share options is determined with the assistance of an independent third party valuation firm, using a binomial option pricing model derived by management. Fair value of restricted shares is determined by the fair market value at the grant day. The Group has elected to recognize compensation expense using the accelerated method for all share options and restricted shares with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent year if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity based Payment to Non-employees. For the awards granted to non-employees, the Group records compensation expense equal to the fair value of the share options at the service performance date. The fair value of the unvested share options is recalculated at each reporting date as the service agreements signed with the non-employees do not include significant disincentive for non-performance. There were no share options issued to non-employees during the years ended December 31, 2010, 2011, and 2012, respectively.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

21)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group has no capital leases for any of the years stated herein.

22)	Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

23)	Accounting for uncertain income tax positions

The Company applies the provisions of ASC 740-10 to account for uncertainties in income taxes. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive income.

24)	Earnings per share

Earnings per share are calculated in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of shares and dilutive equivalent shares outstanding during the period. Dilutive equivalent shares consist of ordinary shares issuable upon the exercise of stock options granted, with an exercise price less than the average fair market value for such period, using the treasury stock method. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

25)	Financial incentives

Government financial incentives are recognized as income upon receipt (see Note 16) as there are no conditions or continuing performance obligations of the Company attached to any of the governmental financial incentives received.

26)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on December 24, 2007, the Company’s management is authorized to repurchase up to US$200 million of the Company’s ADSs (“Share Repurchase Plan 1”). This plan terminated in accordance with its terms on February 13, 2008 with a total of 17,484,100 ADSs repurchased on the open market, for a total consideration of US$200 million. During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively, under this plan for a consideration of US$17.3 million and US$182.7 million, respectively.

On August 11, 2008, the Board of Directors unanimously authorized management to repurchase another up to US$150 million of the Company’s ADSs (“Share Repurchase Plan 2”). The Board of Directors also agreed to review the Company’s share repurchase program periodically, and to adjust the amount authorized for repurchase as necessary. During 2008 and 2009, the Company has repurchased 14,947,200 ADSs and 1,570,785 ADSs, respectively, under this plan for a consideration of US$97.8 million and US$9.2 million, respectively.

In August 2009, the Board of Directors terminated the Share Repurchase Plan 2 and approved a new share repurchase plan (“Share Repurchase Plan 3”), authorizing the Company to repurchase up to US$150 million of its ADSs. Under this share repurchase plan, the Company may repurchase its shares within one year, unless further extended or shortened by the Board of Directors, as prescribed under the board resolution and as defined by SEC regulations. No ADSs were repurchased under this plan.

In September 2011, the Board of Directors approved a new share repurchase plan (“Share Repurchase Plan 4”), authorizing the Company to repurchase up to US$50 million of its ADSs, under the same terms and provision as that of the Share Repurchase Plan 3 except for the effective period which is from September 2011 to September 2012. Under this share repurchase plan, the Company may repurchase its shares within one year. As of December 31, 2011, the Company has repurchased 932,972 ADSs under this plan for total consideration of US$3.6 million.

In September 2012, the Board of Directors approved a twelve-month extension for its previous share repurchase plan (“Share Repurchase Plan 4”) dated September, 2011 which is set to expire at the end of September 2012. Upon such extension, the Company will continue to be authorized to repurchase up to the remaining balance of the US$50 million ADSs over the next twelve months. As of December 31, 2012, the Company has repurchased 1,744,909 ADSs under this plan for total consideration of US$7.2 million.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock (Pre-codification: Accounting Principles Board Opinion No. 6), and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock or use the treasury stock to settle the exercise of share options (Note 22), the difference between the original issuance price and the repurchase price is charged to retained earnings.

27)	Segment reporting

The Group follows ASC subtopic 280 (“ASC 280”), Segment Reporting. The Group’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of online gaming services. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

28)	Concentration of risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties and R&D entity partners. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and short-term fixed rate time deposits were held by Chinese major financial institutions located in the PRC and Hong Kong. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that has come into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. Since the global financial crisis began during the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, it may be unlikely to claim its deposits or investments back in full. The Group continues to monitor the financial strength of these financial institutions.

Amounts due from related parties and R&D entity partners are typically unsecured, interest free and without any fixed term of repayment. Any negative events or deterioration in financial well-being with respect to Group’s related parties and R&D entity partners may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

The Company’s available-for-sale security, 51.com is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive (loss) in shareholders’ equity (Note 12). The held-to-maturity security in CR Trust is secured and bears an overall variable total yield ranging from 14% and 19.5% per year (including a fixed yield of 3%) with a maturity term of five years and an option for the holders to redeem after the end of three years from the date of establishment. The held-to-maturity investment security comprises of a time deposit in Bank of Communications which bears a fixed yield of 4.4% with a maturity term of two years. The two short-term held-to-maturity investment securities in Huaneng Guicheng Trust (“Huaneng Trust”) are secured, bear fixed yields of 8.3% and 8.5% per annum, respectively, and have fixed maturity dates. The principal amounts of Huaneng Trust are wholly guaranteed by reputable companies listed in the Hong Kong Stock Exchange and one other reputable real estate company. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause material losses to the Group and have a material effect on the Group’s financial condition and results of operations.

Business and economic risk

The Group participates in a highly technical industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures from other online gaming companies; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or distributor relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

More than 90% of the Group’s revenues for the year ended December 31, 2010, 2011 and 2012 were primarily derived from a single online game series. No individual distributor or end-user customer accounted for more than 10% of advances from distributors or net revenues, respectively, for the years ended December 31, 2010, 2011 and 2012.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions (Note 2.2). There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to U.S. dollar, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the U.S. dollar against RMB was approximately 3%, 4.6% and 1.0% in 2010, 2011 and 2012, respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, the appreciation of RMB against the U.S. dollar has resulted in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

29)	Dividends

Dividends of the Company are recognized when declared. Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations.

30)	Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update 2013-02 (ASU 2013-02), “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, 2013-02 requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, 2013-02 requires an entity to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The provisions of ASU 2013-02 are not expected to have a material impact on the presentation of the Company’s consolidated financial statements.

Acquisition of a Subsidiary	12 Months Ended
Dec. 31, 2012
Acquisition of a Subsidiary
3.	ACQUISITION OF A SUBSIDIARY

On October 17, 2012, the Group reacquired 51% equity interest of Beijing Giant Zhengtu Network Technology Co., Ltd. (“Beijing Giant Zhengtu”) (named Beijing Huayi Giant Information Technology Co., Ltd. in 2011) from Huayi Brothers Media Corporation (“Huayi”), which was previously sold to Huayi in December 2010 for a consideration of RMB57,250,000 (the “reacquisition”). Prior to the reacquisition, the Group owned 34% equity interest of Beijing Giant Zhengtu and accounted it as an equity investee. After the reacquisition, the Group had a total of 85% equity interest of Beijing Giant Zhengtu and Beijing Giant Zhengtu became a consolidated subsidiary of the Group. The Group reacquired Beijing Giant Zhengtu principally for the knowledge and expertise of their R&D employees as well as potential value associated with the developed game. The reacquisition met the definition of a business acquisition in accordance with ASC subtopic 805-10.

The acquisition date fair value of the consideration pursuant to the application of the acquisition method was as follows:

	RMB	US$
Cash	57,250,000	9,189,259
34% previously owned equity interests	31,572,322	5,067,707
15% non controlling interest	13,928,966	2,235,753

	102,751,288	16,492,719

The acquisition date fair value of the previously owned equity interest of 34% is included in the measurement of the consideration transferred and a loss of RMB303,581 (US$48,728) was recognized as a result of re-measuring upon reacquisition which was included in “Other income, net” in the consolidated statements of operations and comprehensive income. The fair value of the previously owned equity interests and non controlling interest was determined based on an independent valuation using an income approach. As Beijing Giant Zhengtu is a private entity, the fair value measurement is based on significant inputs that are not observable in the market and thus represent a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (i) a discount rate of 13.7%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as Beijing Giant Zhengtu and (iv) adjustment because of the lack of marketability that market participants would consider when estimating the fair value of Beijing Giant Zhengtu.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	RMB	US$
Current assets	10,553,021	1,693,877
Property and equipment, net	16,390	2,631
Online game software	15,833,333	2,541,425

Total identifiable assets acquired	26,402,744	4,237,933

Accounts and other payables	77,581	12,453
Accrued liabilities	687,916	110,418

Total liabilities assumed	765,497	122,871

Net identifiable assets acquired	25,637,247	4,115,062
Goodwill	77,114,041	12,377,657

Net assets acquired	102,751,288	16,492,719

The fair value of the online game software was determined based on an independent valuation using an income approach, which involves applying an appropriate discount rate to estimated cash flow that will be derived from the online game in the future. The online game software is subject to a useful life of 5 years and amortization expense recorded for the year ended December 31, 2012 since acquisition was RMB834,167 (US$133,893). The goodwill recognized is attributable to expected synergies and knowledge and expertise from the workforce of Beijing Giant Zhengtu. None of the goodwill is expected to be deductible for income tax purposes.

Consolidated revenue and net income of Beijing Giant Zhengtu that was recorded during the period from October 17, 2012 through December 31, 2012 was RMB816,474 (US$131,053) and RMB1,659,266 (US$266,331), respectively. Pro forma results of operation for this acquisition have not been presented because the effects of the acquisition were not material to the Group’s consolidated financial results.

Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short-Term Investments
4.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2011 and December 31, 2012:

	December 31, 2012
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	139,314,900	—	139,314,900	22,361,584
- Investment contract
- Huaneng Trust (2), (3)	600,000,000	—	600,000,000	96,306,640

Total short-term investments	739,314,900	—	739,314,900	118,668,224

	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660
- Investment contract
- China Railway Trust (1)	600,000,000	—	600,000,000

Total short-term investments	919,774,660	—	919,774,660

(1)	During November 2011, the Company made an investment in China Railway Trust, an affiliate of state owned China Railway Group Limited, of RMB600,000,000, which was used to fund a short-term loan provided from the China Railway Trust to Zhonghang Wanke Co., Ltd. (“Zhonghang Wanke”), a large scale commercial and residential real estate development company with operations throughout the PRC, with an annual interest rate of 13% and a maturity term of one year. This short-term investment is in a real estate project of Zhonghang Wanke, which excluding management fees charged by the China Railway Trust, is expected to yield a net return to the Company of 9.1%. The principal and interest of the investment loan are collateralized by a certain land use right and any associated construction-in-progress. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2011. Proceeds with respect to this investment were received by the Company on the maturity date of November 21, 2012.
(2)	During April 2012, the Company made an investment in Huaneng Guicheng Trust (“Huaneng Trust”), of RMB300,000,000 (US$48,153,320), which was used to fund Ningbo Poly Real Estate Co., Ltd. (“Ningbo Poly”), a real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of Ningbo Poly, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.5%. The principal and interest of the investment loan are guaranteed by Poly HK Co. Ltd., a listed company in Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
(3)	During June 2012, the Company made another investment in Huaneng Trust, of RMB300,000,000 (US$48,153,320), which was used to fund a short-term loan provided from the Huaneng Trust to China Enterprise, a large scale commercial and residential real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of China Enterprise, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.3%. The principal and interest of the investment loan are guaranteed by another major regional real estate company in Shanghai. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.

The Company recorded interest income related to its short-term investments amounting to RMB86,194,786 (US$13,835,217) for the year ended December 31, 2012 (2011: RMB102,202,930, 2010: RMB136,097,898) in the consolidated statements of operations and comprehensive income.

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Prepaid expenses (1)	10,658,844	8,967,145	1,439,326
Staff advances (2)	5,012,447	5,072,831	814,246
Advances to suppliers	4,046,085	2,576,970	413,632
Rental deposits	1,985,049	658,661	105,722
Tax receivable	2,333,537	1,313,401	210,815
VAT refundable (3)	24,802,871	115,015,077	18,461,193
Interest receivable	6,721,682	5,263,501	844,850
Proceeds receivable on deconsolidation of a subsidiary (4)	28,625,000	—	—
Advances to shareholder of Beijing Giant Zhengtu	7,500,000	3,750,000	601,917
Stock options exercise receivables (5)	156,080	42,971,091	6,897,336
Receivable from sales of land use right (6)	—	34,040,054	5,463,805
Prepaid game distribution license fee (7)	14,392,878	—	—
Others	5,717,355	16,817,306	2,699,364

Total	111,951,828	236,446,037	37,952,206

(1)	Prepaid expenses mainly relate to prepayments for insurance and Internet Data Center (“IDC”) services or space rental and facilities.
(2)	Staff advances mainly relate to cash advances given to certain employees for use during business operations.
(3)	VAT refundable related to 14% VAT refund to the software companies such as Zhengtu Information, Zhengju Information, Jujia Network, Juhuo Network and Snow Wolf Software as a tax incentive. Such tax incentive will typically be received within one year from declaration to the tax bureau.
(4)	The Group had a receivable due from the shareholder of Beijing Giant Zhengtu amounting to RMB 28,625,000 due to the disposition of Beijing Giant Zhengtu in 2010, which was paid in full in April 2012.
(5)

Starting from 2008, the Company used a 3rd party broker to facilitate the cashless exercise of share options by employees, which the balance as at December 31, 2012, represents the fact that a large number of option exercises occurred late in the fourth quarter.

(6)	In May 2012, the Zhuhai Land and Resources Bureau (the “Zhuhai Bureau”) decided to retrieve a parcel of land the Company purchased from it back in 2009 with consideration almost equaling to the original purchase price of RMB85,100,136 (US$13,659,514). The Company received RMB51,060,082 (US$8,195,708) from the Zhuhai Bureau as at December 31, 2012 and the remaining balance of RMB34,040,054 (US$5,463,805) is expected to be received within one year according to the repayment schedule.
(7)	During January 2010, and February 2010, respectively, the Group entered into third party online game license agreements, to which the Group was required to make certain upfront payments totaling RMB14,392,878, which was recorded as a prepaid game distribution license fee as of December 31, 2011. During the year ended December 31, 2012, this amount was reclassified to other assets upon the commercial launch of the respective games and will be amortized over three years.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
6.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Computer equipment	320,195,440	327,736,364	52,605,314
Leasehold improvements	2,159,574	1,603,574	257,391
Furniture and fixtures	21,534,695	23,188,141	3,721,953
Motor vehicles	4,669,096	4,669,096	749,442
Property	211,497,878	213,510,969	34,270,873

	560,056,683	570,708,144	91,604,973
Less: Accumulated depreciation	(210,388,776)	(230,465,770)	(36,992,306)

Property and equipment, net	349,667,907	340,242,374	54,612,667

Depreciation expense for the years ended December 31, 2010, 2011 and 2012, were RMB54,444,577, RMB60,877,662 and RMB60,669,884 (US$9,738,188) respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
7.	INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of the respective balance sheet dates are as follows:

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	41,449,773	(24,112,434)	(11,967,703)	—	5,369,636	861,886
Purchased software	65,675,037	(53,343,770)	—	—	12,331,267	1,979,305
Acquired software from acquisition of subsidiaries	26,622,092	(10,424,788)	(1,098,354)	—	15,098,950	2,423,548

Intangible assets, net	133,746,902	(87,880,992)	(13,066,057)	—	32,799,853	5,264,739

	As of December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Online game product development costs	34,001,748	(19,184,411)	—	—	14,817,337
Purchased software	55,720,779	(45,454,037)	—	—	10,266,742
Acquired software from acquisition of subsidiaries	1,624,891	(260,254)	—	—	1,364,637

Intangible assets, net	91,347,418	(64,898,702)	—	—	26,448,716

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB29,918,850, RMB17,868,863 and RMB13,901,987 (US$2,231,423) respectively.

During the year ended December 31, 2012, the Group recorded an impairment charge of approximately RMB13,066,057 (US$2,097,247), relating to the abandonment of certain prelaunch projects and one previously launched game that was underperforming. This amount was recorded within “Research and product development expense”. There were no indicators of impairment noted related to the other intangible assets during the year ended December 31, 2011.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2013	15,515,722	2,490,445
2014	10,606,266	1,702,423
2015	6,329,116	1,015,893
2016	250,478	40,204
2017	93,350	14,984

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
8.	GOODWILL

Goodwill is comprised of the following:

	2011	2012
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	999,115
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,564,545
Goodwill from the acquisition of Beijing Giant Zhengtu (Note 3)	—	77,114,041	12,377,657

Balance as of December 31	22,201,960	99,316,001	15,941,317

As of December 31, 2011 and 2012, the Company assessed the potential impairment on its acquisition goodwill and no impairment losses resulted in any of the periods presented.

Investment in Equity Investees	12 Months Ended
Dec. 31, 2012
Investment in Equity Investees
9.	INVESTMENT IN EQUITY INVESTEES

	Equity Interest Owned by the Company
Name of the Equity Investees	At December 31, 2011	At December 31, 2012

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Giant Zhengtu	34.00%	N/A
Juxi Network	41.98%	41.98%
Juxian Network	40.80%	40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E-Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)	10.42%	10.42%
Shanghai Tianju Network Technology Co., Ltd. (“Tianju Network”)	N/A	25.67%

	At December 31, 2011			Increased (decreased) during the year ended December 31, 2012				At December 31, 2012
	Cost of Investments	Share of equity income	Investment in equity investees	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Investment in equity investees	Investment in equity investees
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Tonghua	3,000,000	(1,731,257)	1,268,743	—	(1,268,743)	—	—	3,000,000	(3,000,000)		—	—	—
Beijing Giant Zhengtu (Note 3)	32,769,269	538,265	33,307,534	(32,769,269)	(538,265)	—	—	—	—	—	—	—	—
Juxi Network	6,128,039	(163,888)	5,964,151	—	(2,752,747)	—	(3,211,404)	6,128,039	(2,916,635)	—	(3,211,404)	—	—
Juxian Network	1,319,023	(1,191,127)	127,896	—	(127,896)	—	—	1,319,023	(1,319,023)	—	—	—	—
Yunfeng Fund (1)	317,050,000	(6,318,100)	310,731,900	—	69,135,783	(2,772,085)	—	317,050,000	62,817,683	(2,772,085)	—	377,095,598	60,528,017
Tianju Network	—	—	—	950,000	(289,613)	—	—	950,000	(289,613)	—	—	660,387	105,999
Total	360,266,331	(8,866,107)	351,400,224	(31,819,269)	64,158,519	(2,772,085)	(3,211,404)	328,447,062	55,292,412	(2,772,085)	(3,211,404)	377,755,985	60,634,016

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the “Alibaba Group”), China’s leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.

Given that the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2012, the total assets, liabilities, operating loss and unrealized appreciation of Yunfeng fund were RMB3,592,458,277 (US$576,629,312), RMB5,686,069 (US$912,677), nil and RMB658,625,008 (US$105,716,603), respectively.

As at December 31, 2012, the Company recognized an impairment loss of RMB3,211,404 (US$515,466) for Juxi Network as the decline in its value was determined to be other-than-temporary which was recorded in “Investment income/(loss)” in the consolidate statements of operations and comprehensive income. There were no impairment indicators present associated with the investment in these equity investees as at December 31, 2011.

Long-Term Investment	12 Months Ended
Dec. 31, 2012
Long-Term Investment
10.	LONG-TERM INVESTMENT

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Yangxun Computer Technology (Shanghai) Co., Ltd. (Note 12)	—	27,331,600	4,387,024
Beijing Innovation Works Development Fund	9,000,000	18,000,000	2,889,200
Beijing Dijiang Network Technology Co., Ltd.	—	3,000,000	481,533
Shanghai Ruichuang Network Technology Co., Ltd. (1)	20,495,239	—	—

Total	29,495,239	48,331,600	7,757,757

(1)	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s (“Shanghai Ruichuang”) ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in “Investment income” in the consolidated statements of operations and comprehensive income

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets
11.	OTHER ASSETS

The other assets as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Land use right (Note 5 (6))	85,239,597	—	—
Long-term prepaid game distribution license fee (Note 2 (14))	—	22,966,910	3,686,443
Others	—	4,876,667	782,759
Accumulated amortization	(4,057,405)	(2,302,242)	(369,535)

Other asset, net	81,182,192	25,541,335	4,099,667

Available for Sale Securities	12 Months Ended
Dec. 31, 2012
Available for Sale Securities
12.	AVAILABLE-FOR-SALE SECURITIES

(i)	Series C Preferred Shares in 51.com

On July 1, 2008, the Company entered into an agreement to purchase 18,508,208 redeemable convertible Series C Preferred Shares of 51.com (the “Series C Preferred Shares”) in exchange for the surrender of a promissory note of RMB34,312,761 (US$5,000,000) and cash consideration of RMB314,370,245 (US$45,809,524). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series C Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the deemed liquidation event did not qualify for derivative accounting because the underlying ordinary shares into which the Series C Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded its investment in the Series C Preferred Shares as an available-for-sale security. Subsequent to initial recognition, the available-for-sale security is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2011, the Company recorded the investment in 51.com at a fair value of RMB335,946,356, with RMB20,890,689 decrease in fair value of the investment debited, to other comprehensive loss. As at December 31, 2011, the Company has accumulated unrealized holding gains of approximately RMB18,672,000 recorded within accumulated other comprehensive income related to its investment in 51.com.

As of December 31, 2012, the fair value of 51.com was RMB78,740,916 (US$12,638,788) and such decline in the fair value was due to 51.com’s significantly lower than expected core business revenues and operating cash flows resulted from events that occurred during fourth quarter in 2012, such as the delay in its core R&D activities and campaign of newly launched games. The significance of these fourth quarter events had a material adverse and prolonged effect on key fiscal 2013 sales and other operating assumptions within the long-range operating forecast used to estimate the fair value of 51.com, such that the immediate effects on the estimated fair value was material, and deemed to be other-than-temporary. Given that the Company determined the decline in the fair value of 51.com to be other-than-temporary as the Company did not expect full recovery of its cost based on 51.com’s estimated projected cash flows. Therefore, the Company recognized an impairment loss of RMB240,725,709 (US$38,639,140) as at December 31, 2012 which comprised the difference between the investment cost and its estimated current fair value (net of foreign currency translation adjustment) and was recorded in “Investment income/(loss)” in the Company’s consolidated statement of operations and other comprehensive income. As at December 31, 2011 and 2012, the accumulated unrealized holding gains recorded within accumulated other comprehensive income related to the investment in 51.com was RMB18,672,000 and nil. No such impairment loss was recorded during the year ended December 31, 2011.

(ii)	Series A Preferred Shares in MET

On September 13, 2009, the Company entered into an agreement to purchase 5,000,000 redeemable convertible Series A Preferred Shares of MET (the “Series A Preferred Shares”) in exchange for cash consideration of RMB34,157,500 (US$5,000,000). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series A Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the liquidation preference did not qualify for derivative accounting because the underlying ordinary shares into which the Series A Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded the investment in the Series A Preferred Shares as an available-for-sale security. Subsequent to initial recognition, the available-for-sale security is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2011, the Company recorded the investment in MET at a fair value of RMB50,904,762, with an appreciation of RMB4,893,132 in fair value of the investment debited to other comprehensive loss for the years ended December 31, 2011. As at December 31, 2011, the Company has accumulated unrealized holding gains of approximately RMB20,693,000 recorded within accumulated other comprehensive income related to its investment in MET.

In May 2012, MET reorganized its enterprise structure with Yangxun Computer Technology (Shanghai) Co., Ltd.. The reorganization was essentially a common control transaction which effectively removed the variable interest entity structure to which the Company agreed to redeem its Series A Preferred Shares of MET at their original issuance price of US$1,000,000, to effect the reorganization. This event did not affect the Company’s previously owned common shares in Yangxun, however the investment in common shares alone did not qualify as an available-for-sale security. As such, the Company reversed the accumulated unrealized holding gains recorded in accumulated other comprehensive income of RMB18,054,900 (US$2,898,011). Concurrent with this common control transaction, the Company recharacterized the investment in MET from available-for-sale securities to a cost-method investment as prescribed by ASC 325-20 as the Company evaluated and determined that it did not have the ability to exercise significant influence over Yangxun’s operating and financial policies. As at December 31, 2012, the investment in MET was recorded at cost of RMB27,331,600 (US$4,387,024) (Note 10).

Because there was no substantial change to MET before and after its reorganization and the voting and dividends rights held by the Company also remained unchanged before and after the conversion, the transaction was regarded as that lacking commercial substance and no gain or loss was recognized.

Held-To-Maturity Securities	12 Months Ended
Dec. 31, 2012
Held-To-Maturity Securities
13.	HELD-TO-MATURITY SECURITIES

During the second quarter of 2011, the Company invested RMB100,000,000 in CR Trust with an overall variable total yield ranging from 14% to 19.5% per year (including a fixed yield of 3% per year). The term of the CR Trust is five years with an option for the beneficiaries to redeem after the end of three years from the date of establishment. Such option is not exercisable by the beneficiaries when the trust has previously distributed principal amounts of more than 60% of the total initial trust fund at establishment. The investment is guaranteed by China Yin Tai Holding Co., Ltd.. Management has accounted for this investment as a held-to-maturity security in accordance with ASC 320-10 at amortized cost. The estimated fair value of the investment as at December 31, 2011, approximates its carrying value as there were no impairment indicators present, events or changes in circumstances having occurred or are expected to occur, since the inception of the Company’s investment in CR Trust, that would have an adverse effect on the underlying value of the investment.

In May, 2012, the Company received RMB10,000,000 (US$1,605,111) repayment of the capital and continued to hold the remaining RMB90,000,000 (US$14,445,996) in CR Trust as a held-to-maturity security. The estimated fair value of the investment as at December 31, 2012, ranges from RMB118,000,000 (US$18,940,306) to RMB134,000,000 (US$21,508,483), which was determined based on an independent valuation using an income approach.

In February 2012, the Company invested RMB100,000,000 (US$16,051,107) in Bank of Communications (Zhuhai) Branch for a two-year time deposit with fixed annual interest rate of 4.4%. The interest will be paid to the Company along with the principal amount at the maturity date of the investment in February 2014. The estimated fair value of the investment as at December 31, 2012, approximates its carrying value as there were no impairment indicators present, events or changes in circumstances having occurred or are expected to occur, since the inception of the Company’s investment in the time deposit, that would have an adverse effect on the underlying value of the investment.

The Company recorded interest income related to above investments amounting to RMB1,972,603 and RMB6,593,015 (US$1,058,252) for the year ended December 31, 2011 and 2012, respectively, in the consolidated statements of operations and comprehensive income.

Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accrued Expenses
14.	PAYABLES AND ACCRUED EXPENSES

Payables and accrued expenses consist of the following:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Payroll and welfare payables	54,073,187	67,327,973	10,806,885
Business tax, related surcharges and other taxes	43,899,929	64,905,302	10,418,019
Other payables
- Property and equipment and intangible assets	7,653,313	4,960,542	796,222
- stock option (1)	11,753,633	25,320,305	4,064,189
Accrued expenses	51,905,425	45,013,072	7,225,096
Payable for reacquisition of Beijing Giant Zhengtu (Note 3)	—	28,625,000	4,594,629
Others	2,325,398	2,441,891	391,951

Total	171,610,885	238,594,085	38,296,991

(1)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.

Non Controlling Interests	12 Months Ended
Dec. 31, 2012
Non Controlling Interests
15.	NON CONTROLLING INTERESTS

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2011		December 31, 2012
	Group	Non controlling Interests	Group	Non controlling Interests
	(RMB)	(RMB)	(RMB)	(RMB)

Beginning balance	12,460,938	14,782,829	35,532,323	25,785,038
Equity	11,910,070	836,998	47,893,184	20,706,816
Acquisition of 51% equity interest of Beijing Giant Zhengtu (Note 3)	—	—	88,822,322	13,928,966
Deconsolidation of Juxi Network	(1,134,893)	(1,091,241)	—	—
Deconsolidation of Juxian Network	(1,319,023)	(1,067,296)	—	—
Acquisition of 25.96% equity interest of Haoji Network	—	—	(230,775)	(35,549)
Deconsolidation of Juyan Network	(1,927,203)	(1,855,246)	—	—
Dividend declared by Jujia Network	(12,750,000)	(12,250,000)	(96,900,000)	(93,100,000)
Net income attributable to non controlling interests	28,292,434	26,428,994	82,860,279	78,234,120

Ending balance	35,532,323	25,785,038	157,977,333	45,519,391

Ending balance (US$)			25,357,110	7,306,366

Government Financial Incentives	12 Months Ended
Dec. 31, 2012
Government Financial Incentives
16.	GOVERNMENT FINANCIAL INCENTIVES

The financial incentives are granted by the municipal government to reward the Group for prompt tax payments and qualification as a high technology project. Such financial incentives are recorded within operating expenses as they are calculated with reference to business tax, value-added tax, and enterprise income tax, if any, paid or withheld by the Company’s PRC subsidiaries or VIE at a predetermined percentage. The central government or municipal government could decide at any time to immediately eliminate or reduce these financial incentives. There is no guarantee that the Group will continue to receive these government financial incentives in the future. There are no conditions or performance obligations attached to these government financial incentives and once received, are not refundable. As a result, government financial incentives are recognized as income when received.

Income Tax Expenses	12 Months Ended
Dec. 31, 2012
Income Tax Expenses
17.	INCOME TAX EXPENSES

Cayman Islands and British Virgin Island

Under the current laws of Cayman Islands and British Virgin Island, the Group is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Group to its shareholders, no Cayman Islands and British Virgin withholding tax will be imposed.

Hong Kong

Giant HK, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

China

The Group’s subsidiaries, and the VIE and its consolidated entities that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries, the VIE and its consolidated entities are subject to a CIT statutory rate of 25%.

During 2008, Zhengtu Information received approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15% from 2008 to 2010. The HNTE status is subject to annual qualification and tri-annual renewal. Zhengtu Information applied for the renewal of HNTE in 2011 and was subsequently approved in April, 2012 which allows it continue to enjoy the HNTE preferential tax rate of 15% from 2011 to 2013, subject to meeting all criteria in its annual compliance self-assessment.

On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information, Wuxi Network and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax (“CIT”) for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.

Giant Network, Zhengduo Information, Zhuhai Zhengtu, Juhe Network, Juquan Network, Jufan Network, Juhuan Network, Jujia Network II, Tiema Network, Juxin Network, Julun Network, Beijing Giant, Tiequan Network, Juzi Information, Jujia Network III, Shanghai Giant and Bengbu Giant’s applicable CIT rate is 25%.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered as PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc, of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2011 and 2012, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
PRC	881,077,042	1,229,776,487	1,444,510,519	231,859,924
Non-PRC	16,518,504	37,215,603	(242,235,346)	(38,881,454)

Total	897,595,546	1,266,992,090	1,202,275,173	192,978,470

(a)	Current Tax

Income tax expenses consist of:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Current income taxes	121,303,259	268,076,187	129,063,487	20,716,118
Deferred income tax (benefits)/expenses	(31,980,857)	84,302,034	(4,859,603)	(780,020)

Taxation for the year	89,322,402	352,378,221	124,203,884	19,936,098

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	224,398,887	316,748,023	300,568,795	48,244,618
Favorable tax rate	(22,092,411)	(131,302,690)	(53,513,461)	(8,589,503)
Foreign tax rate differences	(4,423,023)	(9,292,635)	61,497,661	9,871,055
Tax holiday	(105,110,278)	(12,694,680)	(213,843,843)	(34,324,303)
Non-deductible expenses (non-taxable income), net	15,466,592	4,388,219	4,219,822	677,327
Additional 50% tax deduction for qualified research and development expenses	(15,257,615)	(18,935,961)	(15,313,139)	(2,457,928)
Change in valuation allowance	—	2,885,413	19,141,064	3,072,353
Deferred tax benefits on future tax rate difference	(3,659,750)	(58,833,362)	(10,864,692)	(1,743,903)
Withholding tax	—	259,415,894	32,311,677	5,186,382

Income tax expenses	89,322,402	352,378,221	124,203,884	19,936,098

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Basic	0.46	0.05	0.90	0.14
Diluted	0.45	0.05	0.89	0.14

(b)	Deferred Tax

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Current deferred tax assets, net
Deferred revenue and advance from distributors	151,140,044	143,477,509	23,029,729
Accrued expenses	18,344,188	18,005,213	2,890,036
Allowance for doubtful debt	611,274	619,697	99,468
Share-based compensation expense	5,036,662	5,704,336	915,609
Tax loss	7,532,367	—	—
Less: valuation allowance	(2,885,413)	(2,648,477)	(425,110)

Current deferred tax assets, net	179,779,122	165,158,278	26,509,732

Non-current deferred tax assets, net
Intangible assets amortization	11,357,297	17,542,090	2,815,699
Share-based compensation expense	2,826,219	10,060,155	1,614,766
Deferred revenue	2,916,666	—	—
Tax loss	—	17,121,210	2,748,144
Less: valuation allowance	—	(19,378,000)	(3,110,383)

Non-current deferred tax assets, net	17,100,182	25,345,455	4,068,226

Current deferred tax liabilities
Intangible assets amortization	—	12,723	2,042
Deferred revenue	2,408,961	2,500,000	401,278
Upfront fee amortization	—	5,833,333	936,315
Welfare payable	—	1,439,123	230,995
Withholding tax	145,810,671	109,769,916	17,619,286

Current deferred tax liabilities	148,219,632	119,555,095	19,189,916

Non-current deferred tax liabilities
Intangible assets amortization	298,980	—	—
Withholding tax	—	32,311,676	5,186,382
Upfront fee amortization	14,583,333	—	—

Non-current deferred tax liabilities	14,882,313	32,311,676	5,186,382

Net current deferred tax assets	31,559,490	45,603,183	7,319,816

Net non-current deferred tax assets/ (liabilities)	2,217,869	(6,966,221)	(1,118,156)

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Company recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative 3-year loss position as of December 31, 2012.

As of December 31, 2012, the Company has net operating tax losses carried forward in the total amount of RMB72,722,040 (US$11,672,692) attributed to its PRC subsidiaries as per filed tax returns of December 31, 2012. The net operating losses will expire between 2015 and 2018.

The Company intends to permanently reinvest all undistributed earnings generated by its foreign subsidiaries except Zhengju Information beginning in 2011 and onward to finance its future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable. As of December 31, 2012, the amount of undistributed earnings of the Group’s PRC subsidiaries, which would be subject to withholding taxes to the extent dividends were declared and distributed by the Company’s foreign invested enterprises to their respective immediate holding companies that reside outside of China, was RMB1,774,470,534 (US$284,822,159).

(c)	Unrecognized Tax Benefits

As of December 31, 2011 and 2012, the Group recorded an unrecognized tax benefit of RMB44,451,522 and RMB47,579,967 (US$7,637,111), respectively, related to excess share-based compensation expense deductions. The amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized would affect the effective tax rate. For the years ended December 31, 2010, 2011 and 2012, no interest or penalties related to uncertain tax positions were recognized. As of December 31, 2012, the Group’s tax years ended December 31, 2007 through 2012 for the PRC entities remain open for statutory examination by the PRC tax authorities.

A roll-forward of unrecognized tax benefits is as follows:

RMB
Balance as of January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011 and January 1, 2012	44,451,522
Increases related to current year tax positions	3,128,445

Balance as of December 31, 2012	47,579,967

Balance as of December 31, 2012 (US$)	7,637,111

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
18.	EARNINGS PER SHARE

Computation of basic and diluted earnings per share are as follows:

	December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Numerator:
Net income attributable to ordinary shareholders	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for basic earnings per share	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for diluted earnings per share	811,187,833	879,966,874	993,720,006	159,503,058

Denominator:	(shares)	(shares)	(shares)	(shares)
Number of shares outstanding, opening	226,819,007	228,019,412	235,234,959	235,234,959
Weighted average number of shares issued	489,847	4,104,619	1,911,200	1,911,200
Weighted average number of shares repurchased	—	(119,152)	(349,341)	(349,341)

Weighted average number of shares outstanding
- basic	227,308,854	232,004,879	236,796,818	236,796,818
Dilutive effect of share options	6,619,546	—	4,024,309	4,024,309

Weighted average number of shares outstanding
- diluted	233,928,400	232,004,879	240,821,127	240,821,127

As of December 31, 2012, the Company issued 1,937,169 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are issued but not outstanding and are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Share Option and Restricted Share Scheme	12 Months Ended
Dec. 31, 2012
Share Option and Restricted Share Scheme
19.	SHARE OPTION AND RESTRICTED SHARE SCHEME

2006 Stock Incentive Plan

On September 30, 2006, the Company authorized a share option scheme (the “2006 Stock Incentive Plan”) that provides for the issuance of options to purchase up to 16,000,000 ordinary shares. Under the 2006 Stock Incentive Plan, the directors may, at their discretion, grant any officers (including directors), employees of the Group and consultants (collectively, the “grantees”) options to subscribe for ordinary shares. The share options have a maximum term of six years. The 2006 Stock Incentive Scheme provides for the same terms to all grantees. These awards vest over a five year period, with 20% of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement.

The Company granted 920,000 and 3,800,000 share options to the directors, employees and consultants of the Group on March 19, 2007 and May 15, 2007, respectively. Such options were granted under the 2006 Stock Incentive Plan at an exercise price of US$2.00 per share, with 20% vesting annually.

On July 2, 2007, all consultants were transferred to employee status as they have been recruited as the Group’s employees. The fair value of the options to those consultants have been re-measured on the date those consultants became the Group’s employees and the compensation charges have been accounted for prospectively from the date of the change in employment status.

Suspension of 2006 Stock Incentive Scheme

On October 12, 2007, the Company suspended the 2006 Stock Incentive Scheme. All unissued options authorized under the 2006 Stock Incentive Scheme have been returned to the general share pool and the Company will not grant any further options under the 2006 Stock Incentive Scheme. Existing issued awards under the 2006 Stock Incentive Scheme are not affected by the suspension.

2007 Stock Incentive Scheme

On October 12, 2007, the Company authorized the 2007 Stock Incentive Scheme that provides for the issuance of awards to officers (including directors), employees of the Group and consultants (collectively, “the grantees”).

Types of awards available for grant under the 2007 Stock Incentive Scheme include, but not limited to, share options (including both incentive and non-qualified), stock appreciation rights (“SAR”), performance-based awards and restricted stock. Performance-based awards are only granted to officers and employees of the Group and the performance goals are determined by the Board of Directors. Such performance-based awards may be paid in cash or shares which will be determined upfront. The Board of Directors will determine the type, the number, the exercise price and the vesting terms of the awards. The maximum number of shares authorized for issuance under the 2007 Stock Incentive Scheme is 23,700,000. The share options and SARs, if and when issued, have a maximum term of ten years. The 2007 Stock Incentive Plan provides for two terms to grantees. These awards vest either over a five or a four year period, with 20% or 25%, respectively, of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement. The Company did not grant any SAR or performance based awards as of December 31, 2010.

On October 17, 2007, the Board of Directors approved the grant of 1,743,500 share options (non performance-based and to be settled in shares) to certain officers and employees of the Group pursuant to the 2007 Stock Incentive Scheme. The exercise price of these options is US$15.50.

On February 1, 2008, February 14, 2008 and September 9, 2008, the Board of Directors approved the grant of 60,000, 50,000 and 560,500 share options (non performance-based and to be settled in shares) at the exercise prices of US$10.29, US$10.50 and US$8.01, respectively, pursuant to the 2007 Stock Incentive Scheme to certain officers and employees of the Group.

On February 27, 2009, the Board of Directors approved the grant of 335,000 share options (non performance-based and to be settled in shares) at the exercise prices of US$6.00, pursuant to the 2007 Stock Incentive Scheme.

By a resolution of the Board of Directors on April 23, 2010, 797,000 restricted shares under 2007 Stock Incentive Scheme were granted to the Company’s certain officers and employees. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On January 14, 2011, the Board of Directors approved the grant of 60,000 share options (non performance-based and to be settled in shares) at the exercise prices of US$7.24 to the independent directors with a vesting period of 4 years, pursuant to the 2007 Stock Incentive Scheme.

On October 31, 2011, the Board of Directors approved the grant of 14,000,000 restricted shares under 2007 Stock Incentive Scheme to the Company’s selected employees and management members of the Company. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On September 17, 2010, the Board of Directors approved a resolution to reduce the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007, 2008 and 2009 to the current fair market value of ordinary shares underlying such options. A total of 2,414,000 options belonging to 120 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US$6.36, which was the closing price of our ADSs traded on the NYSE as of September 17, 2010 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company. The total incremental compensation cost for the modification is RMB8,273,839. RMB5,300,346 of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expenses on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

On August 8, 2011, the Company’s Board of Directors authorized the accelerated vesting of 400,000 share options that were issued under the 2007 Stock Incentive Scheme to a certain employee upon his resignation from the Company. Share-based compensation expense of approximately RMB7,000,000 relating to the unvested share options was reversed upon his resignation, whereas incremental compensation expenses of approximately RMB10,000,000 relating to the accelerated vesting of such share options was immediately recognized as share-based compensation expense on the date of modification.

On October 31, 2011, the Company’s Board of Directors authorized the repricing of certain stock options granted to the existing employees, directors, and officers to USD4.07 per share, that were issued under the 2007 Performance Incentive Plan at exercise price that was originally ranging from USD6.00 to USD7.24 per share. A total of 1,098,600 options belonging to 84 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US$4.07, which was the closing price of our ADSs traded on the NYSE as of October 28, 2011 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company.

The total incremental compensation cost for the modification is RMB2,114,102, and among which, RMB1,449,156 of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expense on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

Stock Option

The fair value of stock options was estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Company uses historical data to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2011 and 2012.

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2011 and January 1, 2012	3,191,950	2.69	2.61	4,446,298
Granted	—	—	—	—
Exercised	(2,219,250)	2.11	—	—
Forfeited/Cancelled	(64,800)	4.00	—	—

Outstanding, December 31, 2012	907,900	3.99	4.67	1,284,896

Vested and expected to vest at December 31, 2012	889,742	3.99	4.67	1,259,198

Exercisable at December 31, 2012	766,100	3.98	4.62	1,094,884

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as at December 31, 2012, for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during the year ended December 31, 2012 was approximately RMB39,399,000 (US$6,324,000) (2011: RMB278,174,000, 2010: RMB 33,700,000).

The weighted average estimated fair value of options granted to employees of the Group at grant date during the fiscal year ended 2011 was RMB18.45. There were no share options granted during the year 2010 and 2012. The total fair value of options vested during the year ended December 31, 2010, 2011 and 2012 was RMB29,951,523, RMB37,166,249 and RMB6,249,777 (US$1,003,158), respectively.

As of December 31, 2012, there was RMB766,586 (US$123,046) of unrecognized estimated share-based compensation cost related to share options issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 0.86 years. To the extent the actual forfeiture rate is different from the original estimated, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	612,529	562,225	270,407	43,403	0.01%
Research and product development expenses	6,664,626	2,269,898	1,202,645	193,038	0.06%
Sales and marketing expenses	60,891	199,684	197,871	31,760	0.01%
General and administrative expenses	14,532,565	7,901,262	694,690	111,505	0.03%

Total share-based compensation included in cost of services and total operating expenses	21,870,611	10,933,069	2,365,613	379,706	0.11%

Restricted Shares awards

The fair value of a restricted share is simply the closing price of the unrestricted share as of the valuation date minus the present value of the expected dividends during the vesting period. The risk-free rate for periods within the contractual life of the share is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2011	Granted in 2012

Risk-free interest rates	0.14%-0.93%	0.13%-0.78%
Expected dividend yield	5%	5%
Fair value of restricted shares	RMB17.39 to RMB22.62	RMB18.73 to RMB25.52

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2011 and January 1, 2012	13,155,600	43,646,424
Granted	280,000	961,809
Exercised	(2,610,400)	(9,793,522)
Forfeited/Cancelled	(220,000)	(775,148)
Outstanding, December 31, 2012	10,605,200	34,039,563

Vested and expected to vest as of December 31, 2012	9,882,865	31,721,081

As of December 31, 2012, there was RMB136,149,295 (US$21,853,469) of unrecognized estimated share-based compensation cost related to restricted shares issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.50 years. To the extent the actual forfeiture rate is different from the original estimated, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	1,180,570	1,797,223	7,734,430	1,241,462	0.36%
Research and product development expenses	7,994,861	11,771,687	70,702,798	11,348,582	3.29%
Sales and marketing expenses	368,900	518,445	2,876,901	461,774	0.13%
General and administrative expenses	1,874,274	4,314,757	36,213,148	5,812,611	1.68%

Total share-based compensation included in cost of services and total operating expenses	11,418,605	18,402,112	117,527,277	18,864,429	5.46%

The total share-based compensation cost capitalized as part of intangible assets — online game product costs for the year ended December 31, 2010, 2011 and 2012 are RMB 295,211, RMB87,497 and RMB229,584 (US$36,851), respectively.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
20.	EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries, the VIE and its consolidated entities that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, housing subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The Group’s PRC subsidiaries, the VIE and its consolidated entities have no legal obligation for the benefits beyond the contributions made. The total amounts expensed in the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB33,346,393, RMB42,567,100 and RMB53,019,124 (US$8,510,156), for the years ended December 31, 2010, 2011 and 2012, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology (Shanghai) Co. Ltd.	Affiliate of the Group
Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu
Juxian Network	Equity investee
Juxi Network	Equity investee
Tianju Network	Equity investee
Tonghua Network	Equity investee
Beijing Giant Zhengtu	Equity investee before October 17, 2012,
Union Sky Holding Group Limited (“Union Sky”)	Company’s shareholder

Significant related party transactions were as follows:

	For the year ended December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Other revenue from 51 network	445,580	—	—
Rental fee to Shanghai Jiante	(12,000,000)	(12,000,000)	(1,926,133)
Royalty fee charged by Beijing Giant Zhengtu Network	(18,485,392)	(6,836,799)	(1,097,382)
Technical service fee charged by Beijing Giant Zhengtu Network	(7,500,000)	—	—
Other service fee from Beijing Giant Zhengtu Network	4,354,136	1,543,198	247,700
Payment of individual income tax related to the exercise of share options by Juxian Network	(374,213)	(58,609)	(9,407)
Technical service fee charge from Juxian Network	3,039,202	—	—
Prepayment to Shanghai Jiante (1)	958,800,000	—	—
Repayment from Union Sky (1)	(958,800,000)	—	—
Interest income from Union Sky (1)	21,471,866	—	—
Licensing income from Yangxun	1,200,000	—	—
Marketing expense charged by Yangxun	(1,080,200)	(687,020)	(110,274)
Loan to Tonghua	—	6,000,000	963,066
Technical service fee charge from Juxi Network	—	6,000,000	963,066
Technical service fee charge from Tianju Network	—	250,000	40,128

(1)	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Due from related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Receivable from:
- Beijing Giant Zhengtu	23,642	—	—
- Juxi Network	16,863	955,956	153,442
- Juxian Network	3,369,609	410,598	65,906
- Tianju Network	—	250,000	40,128
- Tonghua Network	—	5,753,468	923,494

Total	3,410,114	7,370,022	1,182,970

Due to a related party as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Payable to:
- Juxian Network	540,345	598,953	96,139

Total	540,345	598,953	96,139

All balances with the related parties as of December 31, 2011 and 2012 were unsecured, interest-free and have no fixed term of repayment.

Treasury Stock	12 Months Ended
Dec. 31, 2012
Treasury Stock
22.	TREASURY STOCK

During 2012, the Company has repurchased 811,937 ADSs amounting to RMB22,862,890 (US$3,669,747) under the extended Share Repurchase Plan 4.

As of December 31, 2012, the Company has repurchased a total 35,746,994 ADSs, amounting to approximately RMB2,222,600,000 (US$356,750,000). As of December 31, 2011, the Company repurchased a total of 34,935,057 ADSs, amounting to approximately RMB2,200,000,000.

Out of the repurchased ADSs, 3,826,209 ADSs were subsequently used to settle the exercise of share options.

Dividend	12 Months Ended
Dec. 31, 2012
Dividend
23.	DIVIDEND

Pursuant to a Board of Directors’ resolution dated February 24, 2012, the Company declared a total dividends of RMB446,302,773 (US$71,636,534) paid out of the Company’s 2011 net distributable profits, which are determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of March 23, 2012.

The payments of these dividends were financed out of available cash held by the Company, subsequent to the declaration of dividends to the Company by Zhengtu Information (Note 17). In 2010, 2011 and 2012, the Company has paid dividends of RMB279,122,994, RMB4,810,164,772 and RMB446,302,773 (US$71,636,534) respectively.

Statutory Reserves	12 Months Ended
Dec. 31, 2012
Statutory Reserves
24.	STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association, Zhengtu Information, Zhengduo Information, Zhengju Information, Jujia Network and Juhuo Network being foreign invested enterprises established in the PRC, are required to provide for certain non-distributable reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from after-tax profit as reported in its PRC statutory financial statements. Zhengtu Information, Zhengduo Information, Zhengju Information Jujia Network and Juhuo Network are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of Zhengtu Information, Zhengduo Information, Zhengju Information, Jujia Network and Juhuo Network. Appropriation to the staff welfare and bonus fund, if any is charged to general and administrative expenses. There have not been any appropriations to the enterprise expansion fund and staff welfare and bonus fund made for the any of the periods stated herein.

In accordance with the PRC Company Laws, Giant Network, being domestic company, must make appropriation from its after-tax profits as reported in its PRC statutory financial statements to non-distributable reserve fund, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. Giant Network is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its registered capital.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. Enterprise expansion fund is restricted to expansion of production and operation and increasing registered capital of the respective company. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, neither are they allowed for distribution except under liquidation.

As of December 31, 2012, Giant Network, Zhengtu Information, Zhengduo Information, Jujia Network, Juhuo Network and Zhengju Information have appropriated RMB5,000,000 (US$802,555), RMB11,588,745 (US$1,860,122), RMB14,427,011 (US$2,315,695), RMB2,500,000 (US$401,278), RMB580,957 (US$93,250) and RMB14,500,000 (US$2,327,410) to statutory surplus fund and general reserve fund, respectively.

The following amounts that are restricted from being distributed include paid-in capital and statutory reserve funds of the Company’s subsidiaries, Giant Network and its consolidated entities, as determined pursuant to the PRC generally accepted accounting principles, totaling an aggregate of 404,703,908 (US$64,959,456) and RMB368,750,172 as at December 31, 2012 and 2011, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
25.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into operating lease arrangements mainly relating to its office premises and computer equipment. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The terms of the leases do not contain rent escalation or contingent rents. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2013	9,649,602	13,271,508	22,921,110	3,679,092
2014	5,049,070	30,000	5,079,070	815,247
2015	1,774,404	—	1,774,404	284,811

Total	16,473,076	13,301,508	29,774,584	4,779,150

Total rental expenses were RMB65,034,773, RMB77,345,611 and RMB75,283,297 (US$12,083,802) for the years ended December 31, 2010, 2011 and 2012 respectively.

Commitments

Capital commitments

The Company has a commitment to invest a remaining amount of RMB12,000,000 (US$1,926,133) in Beijing Innovation Works Development Fund.

The Company has a commitment to invest a remaining amount of RMB5,000,000 (US$802,555) in Beijing Dijiang Network Technology Co., Ltd. and the commitment is due under certain contracted conditions.

Capital commitments for purchases of property and equipment as of December 31, 2012 are approximately RMB1,324,877 (US$212,657). The payments for the commitments for these purchases are expected to be settled within the next twelve months.

Online game licensing fee commitments

The Company has a commitment to pay a licensing fees to a third party of RMB7,476,120 (US$1,200,000) as of December 31, 2012, which will be paid according to previously agreed payment terms.

Income taxes

As of December 31, 2012, the Group has recognized RMB47,579,967 (US$7,637,111) (2011: RMB44,451,522) of unrecognized tax benefits. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement
26.	FAIR VALUE MEASUREMENT

Effective January 1, 2008, the Group adopted ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement and Disclosure: Overall. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Company measures cash equivalents, short-term investments, available-for-sale securities, and held-to-maturity securities at fair value. Fixed rate time deposits recorded as cash equivalents, short-term investments or held-to-maturity are classified within Level 1 as they are valued using a quoted market price in active markets for identical assets. Available-for-sale securities and investment in CR Trust recorded as held-to-maturity securities are classified within Level 3 as they are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Cash equivalents -Fixed rate time deposit	700,000,000			700,000,000	112,357,747
Short term investment -Fixed rate time deposit	139,314,900			139,314,900	22,361,583
Held-to-maturity -Fixed rate time deposit	100,000,000			100,000,000	16,051,107
Available-for-sale securities	—	—	78,740,916	78,740,916	12,638,788

Total	939,314,900	—	78,740,916	1,018,055,816	163,409,225

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Cash equivalents -Fixed rate time deposit	50,000,000			50,000,000
Short term investment -Fixed rate time deposit	319,774,660			319,774,660
Held-to-maturity -Fixed rate time deposit	—		—	—
Available-for-sale securities	—	—	386,851,118	386,851,118

Total	369,774,660	—	386,851,118	756,625,778

Assets not measured at fair value in the statement of financial position but for which the fair value is disclosed are summarized below:

Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)		Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)		(RMB)		(US$)
Held-to-maturity -CR Trust			118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

Total	—	—	118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Held-to-maturity -CR Trust			100,000,000	100,000,000

Total	—	—	100,000,000	100,000,000

The following table summarizes the valuation of the available-for-sale securities:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2011	423,302,661
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	(2,637,805)
Reverse unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(18,054,900)
Transfer out of Level 3-Series A Preferred Shares in MET	(34,149,500)
Reverse unrealized gain in fair value of Series C Preferred Shares in 51.com (see Note 12)	(18,672,228)
Impairment in fair value of Series C Preferred Shares in 51.com (see Note 12)	(240,725,709)
Effect of exchange rate change	6,129,940

Fair value of available-for-sale investment as at December 31, 2012	78,740,916

Fair value of available-for-sale investment as at December 31, 2012 (US$)	12,638,788

The fair value of available-for-sale investment in Series C Preferred Share of 51.com as of December 31, 2011 and 2012 was estimated using an enterprise value allocation (“EVA”) model.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) 51.com liquidates (“Liquidation”) and 3) 51.com’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2011 and 2012 with the term corresponding to the maturity of the preferred shares.

The fair value of the Series C Preferred Share of 51.com under EVA model for 2011 and 2012 was estimated using the following assumptions:

	December 31,	December 31,
	2011 (EVA model)	2012 (EVA model)

Risk-free interest rates	0.72%	0.14%
Expected volatility	50.92%	42.78%
Probabilities of different scenarios:
- IPO	25%	0%
- Liquidation	25%	100%
- Redemption	50%	0%

Due to events previously discussed at Note12 (i) that occurred at 51.com that resulted in other-than-temporary impairment, the valuation model for the valuation date of December 31, 2012 also ignores certain liquidation rights associated with the Preferred Shares as the realization of these rights are remote. Under this condition, the value of a Preferred Share is the same as that of an Ordinary Share and thus it is equal to the total equity value of the 51.com divided by the number of all the Preferred Shares and the Ordinary Shares.

The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.

In September 2009, the Group made an investment in MET’s Series A Preferred Shares with both redemption and conversion features. This investment is recognized as an available-for-sale investment and its fair value was estimated using an enterprise value allocation (“EVA”) model for the year ended December 31, 2011 and for the period through to May 31, 2012 when the Group recharacterized this investment from available-for-sale securities to a cost-method investment.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) MET liquidates (“Liquidation”) and 3) MET’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2011 with the term corresponding to the maturity of the preferred shares.

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31, 2011	May 31, 2012

Risk-free interest rates	0.35%	0.32%
Expected volatility	52.36%	48.90%
Probabilities of different scenarios:
- IPO	—	—
- Liquidation	25%	25%
- Redemption	75%	75%

The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach.

In accordance with ASC 820, the Company measures acquired intangible assets, goodwill, impairment of intangible assets at fair value and impairment of avail-for-sale investments at fair value. These assets are classified within Level 3 because they are valued using an income approach using discounted cash flows derived on management’s assumptions and estimates as further discussed in Notes 2.9, 2.10,2.11, 7 and 12.

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2012	Total impairment loss recognized for the year ended December 31, 2012
	(RMB)	(RMB)

Goodwill	77,114,041	—
Acquired intangible assets-software - KOK 3 game software	15,833,333	—
Impairment loss of Available-for-sale investment 51.com	—	240,725,709

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
27.	SUBSEQUENT EVENTS

Dividends

Pursuant to a Board of Director’s resolution dated February 22, 2013, the Company declared a dividend of approximately RMB626,000,000 (US$100,500,000), US$0.42 per share, paid out of the Company’s 2012 net distributable profits, which are determined using an equity method basis of accounting for the standalone listing company financial statements, to the shareholders of the Company who were registered members of the Company as of May 20, 2013. The payments of these dividends will be financed out of available cash held by the Company.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Use of Estimates
1)	Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of its assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, acquired intangible assets and related goodwill, assessing whether other-than-temporary declines in fair value of investments has occurred, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, share-based compensation expenses, deferred tax assets and related valuation allowance, income tax uncertainties, provision for doubtful debts, impairment and valuation of all investment types. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates. Certain amounts previously reported have been reclassified to conform to the current year presentation.

Consolidation
2)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and its consolidated entities for which a subsidiary of the Company, Zhengtu Information, is the primary beneficiary. All transactions and balances between the Company, its subsidiaries, the VIE and its consolidated entities have been eliminated upon consolidation. Results of acquired subsidiaries are consolidated.

The attribution of net income and other comprehensive income or loss items, if any, are allocable to the Company and its non-controlling interests based on their respective ownership percentages of the entities to which these underlying items are derived from.

The Group has adopted Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall. ASC 810-10 requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

PRC laws and regulations restrict foreign ownership to operate online games. In order to comply with these foreign ownership restrictions, the Company operates its online games in China through Giant Network, a variable interest entity, which is 75% owned by Mr. Yuzhu Shi, who is also a principal shareholder of the Company. Zhengtu Information has the unilateral right to control Giant Network, including its financial interests, through the following contractual arrangements which have been entered into amongst Zhengtu Information, Giant Network and its equity holders:

Online Games Software Sales and Licensing Agreements

Pursuant to the Online Games Software Sales and Licensing Agreements between Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software, Zhengju Information and Giant Network, Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Zhengju Information license their online game software to Giant Network in return for an upfront fees and royalty fees charged at fixed rates ranging from 24% to 65% of the game revenues derived from four game series, on a monthly basis. In addition, such royalty fee rates are effectively adjustable at the sole discretion of Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Zhengju Information. For the agreements with Zhengtu Information, Snow Wolf Software, and Zhengju Information, they have indefinite terms and can only be terminated if both parties mutually agree in writing. For the agreements with Jujia Network and Juhuo Network, they have a term of two years and will be terminated if both parties mutually agree in writing.

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between Zhengtu Information and Giant Network, Zhengtu Information is to provide exclusive technical and consulting services in return for fees computed based on the total operating expenses incurred by Zhengtu Information plus a reasonable markup. The initial term of this agreement is expected to expire on September 6, 2016 and is renewable at the sole discretion of Zhengtu Information. Pursuant to this agreement, in the event that either party to such agreement (i) breaches its obligations thereunder in full or in part and fails to cure such breach effectively and in a timely manner, which leads to a material damage to the non-breaching party; (ii) materially fails to perform its undertakings under this agreement; or (iii) any of the representations given by such party is untrue, in each case the non-breaching party shall have the right to terminate this agreement. Notwithstanding the above, if Giant Network wishes to terminate this agreement before the expiration of its term, it shall serve a written notice to Zhengtu Information six-months prior to the expiration of the agreement and obtain Zhengtu Information’s consent, and shall be liable for a penalty of RMB20,000,000 and compensate Zhengtu Information for all its losses resulting from such early termination.

A similar Exclusive Technical Consulting and Service Agreement was signed between Zhengju Information and Giant Network in 2012 with identical terms as described above. The term of this agreement is ten years which is expected to expire on January 5, 2022 and cannot be early terminated unless both parties mutually agree in writing.

During the years ended December 31, 2010, 2011 and 2012, total fees charged under the agreements above totaled approximately RMB1,135,000,000, RMB1,474,000,000 and RMB1,776,000,000 (US$285,000,000), respectively, which represented substantially all of Giant Network’s operating profits for the years presented.

Power of Attorney

Pursuant to the Purchase Option and Cooperation Agreement, each of the equity holders of Giant Network has signed an irrevocable Power of Attorney to grant Zhengtu Information’s designee, Mr. Yuzhu Shi, the power to exercise all the voting rights of such shareholder in shareholders’ meeting, including but not limited to deciding to sale or transfer of all or part of such shareholder’s equity interests in, and appointing and selecting directors, general managers and other senior management of Giant Network. The initial agreement has a term of ten years and can automatically extend for another ten years if Zhengtu Information doesn’t raise an objection.

Purchase Option and Cooperation Agreement

Pursuant to the Purchase Option and Cooperation Agreement and its supplementary agreements amongst Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network granted Zhengtu Information or its designated party, an exclusive irrevocable option to purchase all or part of their equity interests, when and to the extent permitted under the PRC law, at an amount equal to RMB10,000,000 or the lowest price permitted by the PRC law. Giant Network cannot declare any profit distributions or grant loans in any forms without the prior written consent of Zhengtu Information. All funds received by the equity holders of Giant Network or their designees (including but not limited to dividends and loans) must be remitted in full to Zhengtu Information and Giant Network, respectively. If Giant Network or its equity holders commit a material breach of the Purchase Option and Cooperation Agreement or its supplementary agreements and fail to cure or remedy such breach, Zhengtu Information reserves the right to either terminate the agreement and demand the breaching party for compensation for all damages and losses, or to enforce the further performance of the agreement in addition to the claim for all damages and losses against the breaching party.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement between Zhengtu Information and the equity holders of Giant Network, the equity holders of Giant Network have contemporaneously pledged all their equity interests in Giant Network to secure the payment obligations of Giant Network under the VIE agreements. This agreement is valid as long as the other VIE agreements are effective.

Letter of Financial Support

Pursuant to Letter of Financial Support, Zhengtu Information agreed to provide unlimited financial support to Giant Network during its operations and agreed to forego the right to seek repayment in the event that Giant Network is unable to repay such funding.

As of December 31, 2012, the share capital and accumulated losses of Giant Network was RMB10,000,000 (US$1,605,111) and RMB54,957,718 (US$8,821,322), respectively, as compared to share capital and accumulated losses of RMB10,000,000 and RMB73,485,950, respectively, as of December 31, 2011.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and Giant Network through the irrevocable proxy agreement, whereby the equity holders of Giant Network has effectively assigned all of their voting rights underlying their equity interest in Giant Network to Zhengtu Information. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of Giant Network through Zhengtu Information. Thus the Company is also considered the primary beneficiary of Giant Network through Zhengtu Information. Accordingly, Giant Network and its consolidated entities’ results are consolidated in the Company’s financial statements under ASC 810-10.

In the opinion of management and the Company’s PRC counsel, (i) the ownership structure of the Company and Giant Network, through Zhengtu Information, are in compliance with existing PRC laws and regulations, (ii) the contractual arrangements with Giant Network and its shareholder are valid, binding, enforceable and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

Even though the equity holders of Giant Network also hold equity interests in the Company, they may fail or cause Giant Network to fail to perform the obligations under the VIE agreements. The Company may have to incur substantial costs and expend efforts to enforce the Company’s rights under these agreements, where it has to rely on legal remedies under the PRC law.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with Giant Network, through Zhengtu Information, are prospectively found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the new PRC laws and regulations. The restructuring of its organization structure to comply with new PRC laws and regulations may cause the Company to lose control of its VIE, thus resulting in its deconsolidation. In the opinion of management and the Company’s PRC counsel, the likelihood of such events provoking deconsolidation in respect of the Company’s current ownership structure or the contractual arrangements with Giant Network is remote based on current facts and circumstances.

As of December 31, 2012 and 2011, the aggregate carrying amounts of the total assets and total liabilities of Giant Network and its consolidated entities were RMB832,228,256 (US$133,581,846) and RMB685,772,905 and RMB640,142,564 (US$102,749,966) and RMB696,144,155, respectively. There are no pledges or collateralization of Giant Network and its consolidated entities’ assets which may only be used to settle Giant Network and its consolidated entities’ obligations during the periods presented. For the periods presented, creditors of Giant Network and its consolidated entities do not have recourse to the general credit of the Company, who is also considered the primary beneficiary of Giant Network through Zhengtu Information, and as such, these amounts have been parenthetically presented on the face of the Company’s Consolidated Balance Sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to Giant Network during the periods presented.

The following table represents the overall contribution by our Giant Network, the VIE, and its consolidated entities as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2011	2012
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its consolidated entities	1,515,790,079	1,778,254,022
The Company and other entities within the Group	(635,823,205)	(784,534,016)

	879,966,874	993,720,006

Other comprehensive income (loss)
Giant Network and its consolidated entities	—	—
The Company and other entities within the Group	(100,725,366)	32,505,955

	(100,725,366)	32,505,955

Comprehensive income	779,241,508	1,026,225,961

In addition, Giant Network and its consolidated entities accounted for approximately RMB1,789,500,000 (US$287,235,000) net increase in cash and cash equivalents in 2012. Furthermore, as of December 31, 2012, Giant Network and its consolidated entities held cash and cash equivalents of approximately RMB274,100,000 (US$43,996,000), investments in equity investees of approximately RMB700,000 (US$112,000), other assets of approximately RMB557,400,000 (US$89,469,000) and other liabilities of approximately RMB640,100,000 (US$102,743,000), respectively.

Foreign Currency Translation and Transactions
3)	Foreign currency translation and transactions

The Company’s, its BVI and Hong Kong subsidiary’s functional currency is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiaries, Giant Network and its consolidated entities, is the Chinese Renminbi (“RMB”), based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The resulting realized and unrealized exchange gains and losses are included in the consolidated statements of operations and comprehensive income.

Convenience Translation
4)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Long-term Investment and Investments in Equity Investees
5)	Long-term Investment and Investments in equity investees

Long-term investment represents cost method investments. In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations and comprehensive income equal to the excess of the investment’s cost over its estimated fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. The impairment charge was nil for the years ended December 31, 2010, 2011 and 2012.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall.

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments-Equity Method and Joint Ventures” to entities in which the Company holds either more than 20 percent or greater interest or less than a 20 percent interest but has the ability to exercise significant influence over operating and financial policies; and in the cases of investments in limited partnerships in which the Company holds a three percent or greater interest. For investments other than those described above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments-Other”.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluated the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary. The impairment charge was nil for the years ended December 31, 2010, 2011 and RMB3,211,404 (US$515,466) for the year ended December 31, 2012.

Cash, Cash Equivalents and Short-term Investments
6)	Cash, cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand, demand deposits and money market fund placed with banks or other financial institutions. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time foreign deposits that are classified as short-term investments which are stated at their approximate fair value.

The Company accounts for its investments in accordance to ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. ASC 320-10 classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. The Company has no securities that were bought and held principally for the purpose of selling them in the near term to which would be classified as trading securities.

The securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary using estimated fair values of the pledged collaterals or financial guarantees. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs.

When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment loss equal to the entire excess of the debt security’s amortized cost basis over its fair value is recognized at the balance sheet date.

Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected as a component of interest income.

Property and Equipment
7)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

Fixed assets have an estimated residual equal to 5% of the original cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of a fixed asset are capitalized as an addition to the related asset. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any gain or loss reflected in the consolidated statements of operations and comprehensive income.

Intangible Assets
8)	Intangible assets

The Group recognizes costs to develop its online game products to be licensed for sale in accordance with ASC subtopic 985 Software. Online game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online games have a proven ability to operate in an online game environment.

Purchased software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over three years.

Intangible assets arising from the Beijing Giant Zhengtu acquisition consists of one online software game and was recorded at its fair value with an estimated useful life of 5 years, and will be amortized on a straight line basis over the useful life.

The Group recognizes website and internally used software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles — Goodwill and Other: Internal-Use Software. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over their estimated expected life. Since the inception of the Group, the amount of property and equipment costs qualifying for capitalization has been insignificant and as a result those costs have been expensed as incurred. In year 2010, 2011 and 2012, the Group capitalized approximately RMB10,800,000, RMB4,800,000 and RMB7,450,000 (US$1,190,000) of the online game development costs.

Impairment of Long-lived Assets and Intangible Assets
9)	Impairment of long-lived assets and intangible assets

Long-lived assets, including intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the long lived assets by comparing the carrying amount to the estimated future undiscounted cash flow associated with the related assets. If the future net undiscounted cash flows are less than the carrying amount of the assets, the assets are considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the assets to their then estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

The impairment loss recorded in year ended December 31, 2012 was RMB13,066,057 (US$2,097,247). The impairment loss recorded in year ended December 31, 2011 was nil. The Group recorded an impairment loss associated with an online game and its related intellectual property rights amounting to RMB46,557,669 during the year ended December 31, 2010.

Goodwill
10)	Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Group’s goodwill and acquisition related intangible assets outstanding at December 31, 2012 were related to the Group’s acquisition of three subsidiaries (Note 8). In accordance with the provisions of ASC subtopic 350 (“ASC 350”), Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

In accordance to ASC 350, the Company has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined that it has one reporting unit, which is also its only reportable segment.

The Company adopted the principles as prescribed in Accounting Standards Update 2011-08 (ASU 2011-08), “Testing Goodwill for Impairment” issued by the FASB in order to complete its goodwill impairment test. In accordance with ASU 2011-08, the Company based its goodwill impairment testing on a qualitative assessment for its reporting units that carried a goodwill balance. The qualitative assessment included an in-depth analysis of many factors, including general economic conditions, industry and market conditions, a broad scope of financial factors, and the Company’s price of its ADS, as well as other drivers of a fair value analysis. As a result of the Company’s qualitative assessment, it was concluded that it was more-likely-than-not that the fair value of its reporting units was greater than its carrying value.

No impairment losses were recognized for each of three years ended December 31, 2010, 2011 and 2012.

Available-for-Sale Securities
11)	Available-for-sale securities

The Company has designated its investment in convertible redeemable preferred shares (“Preferred Share”) of Five One Network Development Co., Ltd. (“51.com”) as available-for-sale in accordance with ASC 320-10. Such available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income (loss) through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings. The Company recorded an other-than-temporary impairment of RMB240,725,709 (US$38,639,140) for the year ended December 31, 2012. No such impairment was recorded for the years ended December 31, 2010 and 2011.

Dividend and interest income, including the amortization of any premium or discount arising at acquisition, if any, for all categories of securities investments are included in earnings.

Held-to-Maturity Securities
12)	Held-to-maturity securities

The Company has designated its investment in Resources SZITIC Trust Co., Ltd. (“CR Trust”) for a period of five years and a two-year time-deposit in Bank of Communications (Zhuhai) Branch as held-to-maturity securities in accordance with ASC 320-10 as the Company has the intent and ability to hold the securities until maturity (Note 13). Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method.

Fair Value of Financial Instruments
13)	Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, accounts receivable, certain other current assets, amounts due from related parties and research-and-development (“R&D”) entity partners, short-term investments, investment in available-for-sale securities, held-to-maturity securities, and payables and accrued expenses. Except for the Company’s investment in preferred shares, as of December 31, 2011 and 2012, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of our held-to-maturity securities are measured at amortized cost. The carrying amount of the Group’s available-for-sale securities were initially stated at fair value and subsequently re-measured and recorded at fair value at each financial reporting end.

Other Assets
14)	Other assets

Other assets mainly represent upfront payments for certain license rights to operate other third-party owned online games in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective license agreements, which are generally three years in duration.

Revenue Recognition
15)	Revenue recognition

Online game revenue

The Group currently provides online game services in the PRC and recognizes revenue in accordance to the criteria of ASC subtopic 605 (“ASC 605”), Revenue Recognition when persuasive evidence of an arrangement exists, the service has been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

The Group operates Massively Multiplayer Online Role-Playing Games (“MMORPG”) under a free-to-play model. Under this model, players can access the games free of charge but may purchase game points for in-game premium features.

The Group sells prepaid cards, in physical or virtual forms, for its in-game premium features to distributors who in turn sell the prepaid cards to end customers. The prepaid game cards provide customers with a pre-specified number of game points for consumption. All prepaid cards sold to distributors require upfront advance cash payments. The Group also sells game points through online sales directly to end customers using their credit or debit cards, which is generally settled by the banks within one to two days. Proceeds from the sale of prepaid game cards from distributors and online sale of game points are initially recognized as Advances from distributors. These prepaid fees are reclassified to deferred revenue upon the end users’ online registration and conversion of the game points into the respective user accounts.

The Group’s end users are required to “activate” the prepaid game cards by using access codes and passwords to transfer the value of those cards to game points in their personal user accounts. The Group does not recognize revenue for game cards which are sold but not yet converted into game points and used by customers to purchase premium features as the Group is required to provide future services, in the form of in-game premium features, related to those cards or points. Deferred revenue is recognized as revenue over the estimated lifespan of the premium features purchased or as the premium features purchased with the game points are consumed. In-game premium features include virtual services and consumable virtual items and permanent virtual items. In terms of virtual services and consumable virtual items, revenue is recognized either ratably or upon consumption depending on whether services and items be recognized as time-based or usage-based. In terms of permanent virtual items, revenue is recognized over the estimated lifespan which is determined on the basis of historical player usage patterns and playing behaviors. When the estimated lifespan of certain permanent virtual items is unable to be reliably determined on the basis of historical paying player patters or behaviors, the related revenues would be recognized over the estimated game lifespan. Future usage patterns may differ from the historical usage patterns on which the Company’s revenue recognition policy is based. The Company is committed to continually monitoring its actual operational statistics and usage patterns of its online games and to comparing these actual statistics with its original estimates and to refining these estimates and assumptions when they are materially differ from the actual statistics.

The Group sells prepaid game cards at a discount to its distributors. The Group accounts for such discounts in accordance with ASC subtopic 605-15 (“ASC 605-15”), Revenue: Product. Such discounts are initially accounted for as a reduction of Advances from distributors. As a result, deferred revenue will only include the value of activated discounted and undiscounted prepaid cards and game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services in the form of premium features.

Licensing revenue

The Group also receives royalty income from a third party incorporated in Taiwan, which was a related party prior to June 2009, in exchange for licensing ZT Online and providing related technical support. The license allows the operation of the games in Hong Kong, Taiwan, Macau, Singapore and Malaysia. The royalty fees are determined based on an agreed percentage of game points consumed by the players with accounts registered with the third party, net of applicable withholding taxes, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the third party confirms its sales activity for the period. As a result of the foreign currency restrictions over the remittance of funds from Taiwan to the PRC to repay outstanding payables to the Group, beginning on October 1, 2008, such royalty income is recorded at the estimated fair value of the personnel services paid by the third party paid on behalf of the Group in accordance with the provisions of ASC subtopic 845-10 (“ASC 845-10), Nonmonetary Transactions: Overall.

The Group also licenses ZT Online, Giant Online and Golden land to overseas third parties in Vietnam, Russia, Brazil, Turkey, Thailand, United States and South Korea before 2012. In 2012, the Group also licensed ZT Online II to overseas third parties in Vietnam, Taiwan, Hong Kong, and Macao. The royalty income is determined based on an agreed upon percentage of game points consumed by the players with accounts registered with the game vendors, net of applicable withholding taxes, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the game vendors confirm their sales activities for the period.

The Group’s VIE is subject to a 5% business tax and related surcharges on the revenues earned from the sale of game points by Giant Network are deducted from online game revenues. The Group’s PRC subsidiary, Zhengtu Information, is also subject to overseas withholding taxes and related surcharges on its royalty income earned and are deducted from overseas licensing income. Such business tax and related surcharges for the years ended 2010, 2011 and 2012 are RMB85,019,261, RMB111,185,658 and RMB125,496,870 (US$20,143,637), respectively.

The Group does not defer any costs associated with the sale of its prepaid cards or game points.

Cost of Services
16)	Cost of services

Cost of services consists primarily of payroll, depreciation and amortization, maintenance and rental of computer equipment, production costs for prepaid game cards, and other overhead expenses directly attributable to the provision of the Company’s online game services.

Cost of services also includes a 6% VAT (5% business tax for years ended December 31, 2010 and 2011), 3% (net) VAT and related surcharges on technical and consulting fees and royalty fees charged by the Group’s PRC subsidiaries, Zhengtu Information, Jujia Network, Juhuo Network, Snow Wolf Software and Zhengju Information to the Group’s VIE, Giant Network. Such business tax, VAT and related surcharges for the years ended December 31, 2010, 2011 and 2012 are RMB37,192,656, RMB72,804,988 and RMB83,559,952 (US$13,412,297), respectively.

Advertising Expenses
17)	Advertising expenses

Advertising costs are expensed when incurred as sales and marketing expenses and amounted to approximately RMB65,297,000, RMB105,308,000 and RMB93,425,000 (US$14,996,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and Product Development Expenses
18)	Research and product development expenses

Costs incurred for the development of online game products prior to the establishment of technological feasibility and costs incurred for maintenance after the online game products are available for marketing are expensed when incurred and are included in research and product development expenses.

Comprehensive Income
19)	Comprehensive Income

Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of operations and comprehensive income and consolidated statements of changes in shareholders’ equity. Accumulated other comprehensive loss of the Company consists of the foreign currency translation adjustments and unrealized holding gains and losses of available-for-sale securities (net of any reclassification adjustments) and their corresponding deferred tax impact, if any.

Share-Based Compensation
20)	Share-based compensation

The Group’s employees participate in the Company’s 2006 and 2007 stock incentive plan including share options and restricted shares, which is more fully described in Note 19. In 2010, the Group granted restricted shares to employees. The Group accounts for its share-based payments pursuant to ASC subtopic 718-10 (“ASC 718-10”), Compensation — Stock Compensation: Overall. According to ASC 718-10, all grants of share options to employees are recognized in the consolidated financial statements based on their grant date fair values. The Company’s share options and restricted shares are subject to graded vesting provisions. Fair value of share options is determined with the assistance of an independent third party valuation firm, using a binomial option pricing model derived by management. Fair value of restricted shares is determined by the fair market value at the grant day. The Group has elected to recognize compensation expense using the accelerated method for all share options and restricted shares with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent year if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity based Payment to Non-employees. For the awards granted to non-employees, the Group records compensation expense equal to the fair value of the share options at the service performance date. The fair value of the unvested share options is recalculated at each reporting date as the service agreements signed with the non-employees do not include significant disincentive for non-performance. There were no share options issued to non-employees during the years ended December 31, 2010, 2011, and 2012, respectively.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Leases
21)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group has no capital leases for any of the years stated herein.

Income Taxes
22)	Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

Accounting for Uncertain Income Tax Positions
23)	Accounting for uncertain income tax positions

The Company applies the provisions of ASC 740-10 to account for uncertainties in income taxes. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive income.

Earnings Per Share
24)	Earnings per share

Earnings per share are calculated in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of shares and dilutive equivalent shares outstanding during the period. Dilutive equivalent shares consist of ordinary shares issuable upon the exercise of stock options granted, with an exercise price less than the average fair market value for such period, using the treasury stock method. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Financial Incentives
25)	Financial incentives

Government financial incentives are recognized as income upon receipt (see Note 16) as there are no conditions or continuing performance obligations of the Company attached to any of the governmental financial incentives received.

Share Repurchase Program
26)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on December 24, 2007, the Company’s management is authorized to repurchase up to US$200 million of the Company’s ADSs (“Share Repurchase Plan 1”). This plan terminated in accordance with its terms on February 13, 2008 with a total of 17,484,100 ADSs repurchased on the open market, for a total consideration of US$200 million. During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively, under this plan for a consideration of US$17.3 million and US$182.7 million, respectively.

On August 11, 2008, the Board of Directors unanimously authorized management to repurchase another up to US$150 million of the Company’s ADSs (“Share Repurchase Plan 2”). The Board of Directors also agreed to review the Company’s share repurchase program periodically, and to adjust the amount authorized for repurchase as necessary. During 2008 and 2009, the Company has repurchased 14,947,200 ADSs and 1,570,785 ADSs, respectively, under this plan for a consideration of US$97.8 million and US$9.2 million, respectively.

In August 2009, the Board of Directors terminated the Share Repurchase Plan 2 and approved a new share repurchase plan (“Share Repurchase Plan 3”), authorizing the Company to repurchase up to US$150 million of its ADSs. Under this share repurchase plan, the Company may repurchase its shares within one year, unless further extended or shortened by the Board of Directors, as prescribed under the board resolution and as defined by SEC regulations. No ADSs were repurchased under this plan.

In September 2011, the Board of Directors approved a new share repurchase plan (“Share Repurchase Plan 4”), authorizing the Company to repurchase up to US$50 million of its ADSs, under the same terms and provision as that of the Share Repurchase Plan 3 except for the effective period which is from September 2011 to September 2012. Under this share repurchase plan, the Company may repurchase its shares within one year. As of December 31, 2011, the Company has repurchased 932,972 ADSs under this plan for total consideration of US$3.6 million.

In September 2012, the Board of Directors approved a twelve-month extension for its previous share repurchase plan (“Share Repurchase Plan 4”) dated September, 2011 which is set to expire at the end of September 2012. Upon such extension, the Company will continue to be authorized to repurchase up to the remaining balance of the US$50 million ADSs over the next twelve months. As of December 31, 2012, the Company has repurchased 1,744,909 ADSs under this plan for total consideration of US$7.2 million.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock (Pre-codification: Accounting Principles Board Opinion No. 6), and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock or use the treasury stock to settle the exercise of share options (Note 22), the difference between the original issuance price and the repurchase price is charged to retained earnings.

Segment Reporting
27)	Segment reporting

The Group follows ASC subtopic 280 (“ASC 280”), Segment Reporting. The Group’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of online gaming services. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

Concentration of Risk
28)	Concentration of risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties and R&D entity partners. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and short-term fixed rate time deposits were held by Chinese major financial institutions located in the PRC and Hong Kong. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that has come into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. Since the global financial crisis began during the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, it may be unlikely to claim its deposits or investments back in full. The Group continues to monitor the financial strength of these financial institutions.

Amounts due from related parties and R&D entity partners are typically unsecured, interest free and without any fixed term of repayment. Any negative events or deterioration in financial well-being with respect to Group’s related parties and R&D entity partners may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

The Company’s available-for-sale security, 51.com is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive (loss) in shareholders’ equity (Note 12). The held-to-maturity security in CR Trust is secured and bears an overall variable total yield ranging from 14% and 19.5% per year (including a fixed yield of 3%) with a maturity term of five years and an option for the holders to redeem after the end of three years from the date of establishment. The held-to-maturity investment security comprises of a time deposit in Bank of Communications which bears a fixed yield of 4.4% with a maturity term of two years. The two short-term held-to-maturity investment securities in Huaneng Guicheng Trust (“Huaneng Trust”) are secured, bear fixed yields of 8.3% and 8.5% per annum, respectively, and have fixed maturity dates. The principal amounts of Huaneng Trust are wholly guaranteed by reputable companies listed in the Hong Kong Stock Exchange and one other reputable real estate company. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause material losses to the Group and have a material effect on the Group’s financial condition and results of operations.

Business and economic risk

The Group participates in a highly technical industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures from other online gaming companies; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or distributor relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

More than 90% of the Group’s revenues for the year ended December 31, 2010, 2011 and 2012 were primarily derived from a single online game series. No individual distributor or end-user customer accounted for more than 10% of advances from distributors or net revenues, respectively, for the years ended December 31, 2010, 2011 and 2012.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions (Note 2.2). There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to U.S. dollar, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the U.S. dollar against RMB was approximately 3%, 4.6% and 1.0% in 2010, 2011 and 2012, respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, the appreciation of RMB against the U.S. dollar has resulted in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

Dividends
29)	Dividends

Dividends of the Company are recognized when declared. Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations.

Recent Accounting Pronouncements
30)	Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update 2013-02 (ASU 2013-02), “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, 2013-02 requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, 2013-02 requires an entity to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The provisions of ASU 2013-02 are not expected to have a material impact on the presentation of the Company’s consolidated financial statements.

Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Details of Company's Subsidiaries

Details of the Company’s subsidiaries as of December 31, 2012 are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Oversea online game licensing, development, and operation
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game development and maintenance
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (II) (“Jujia Network II”)	October 10, 2012	PRC	70.00%	Online game research and development
Beijing Giant Zhengtu Network Technology Co., Ltd. (“Beijing Giant Zhengtu”)	Acquired on October 17, 2012	PRC	85.00%	Online game research and development
Shanghai Juhuan Network Technology Co., Ltd. (“Juhuan Network”)	October 24, 2012	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	50.07%	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	25.54%	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	51.00%	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	50.07%	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	100.00%	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	25.54%	Online game research and development
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Giant Glorious Mission Network Technology Co., Ltd. (“Shanghai Giant “)	April 25, 2012	PRC	50.07%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (III) (“Jujia Network III”)	October 10, 2012	PRC	51.00%	Online game research and development
Shanghai Juzi Information Technology Co., Ltd. (“Juzi Information”)	October 10, 2012	PRC	51.00%	Online game research and development
Bengbu Giant Glorious Mission Network Technology Co., Ltd.(“Bengbu Giant “)	November 12, 2012	PRC	50.07%	Online game research and development

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income

The following table represents the overall contribution by our Giant Network, the VIE, and its consolidated entities as well as the Company and other entities within the Group to the Group’s total net income and total comprehensive income:

	For year ended December 31,
	2011	2012
	RMB	RMB
Net income (loss) attributable to the Company’s shareholders
Giant Network and its consolidated entities	1,515,790,079	1,778,254,022
The Company and other entities within the Group	(635,823,205)	(784,534,016)

	879,966,874	993,720,006

Other comprehensive income (loss)
Giant Network and its consolidated entities	—	—
The Company and other entities within the Group	(100,725,366)	32,505,955

	(100,725,366)	32,505,955

Comprehensive income	779,241,508	1,026,225,961

Estimated Useful Lives for Depreciation Computed Using Straight-line Method

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Property	42 years

Acquisition of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Consideration

The acquisition date fair value of the consideration pursuant to the application of the acquisition method was as follows:

	RMB	US$
Cash	57,250,000	9,189,259
34% previously owned equity interests	31,572,322	5,067,707
15% non controlling interest	13,928,966	2,235,753

	102,751,288	16,492,719

Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	RMB	US$
Current assets	10,553,021	1,693,877
Property and equipment, net	16,390	2,631
Online game software	15,833,333	2,541,425

Total identifiable assets acquired	26,402,744	4,237,933

Accounts and other payables	77,581	12,453
Accrued liabilities	687,916	110,418

Total liabilities assumed	765,497	122,871

Net identifiable assets acquired	25,637,247	4,115,062
Goodwill	77,114,041	12,377,657

Net assets acquired	102,751,288	16,492,719

Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Investments

Short-term investments consisted of the following as of December 31, 2011 and December 31, 2012:

	December 31, 2012
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	139,314,900	—	139,314,900	22,361,584
- Investment contract
- Huaneng Trust (2), (3)	600,000,000	—	600,000,000	96,306,640

Total short-term investments	739,314,900	—	739,314,900	118,668,224

	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660
- Investment contract
- China Railway Trust (1)	600,000,000	—	600,000,000

Total short-term investments	919,774,660	—	919,774,660

(1)	During November 2011, the Company made an investment in China Railway Trust, an affiliate of state owned China Railway Group Limited, of RMB600,000,000, which was used to fund a short-term loan provided from the China Railway Trust to Zhonghang Wanke Co., Ltd. (“Zhonghang Wanke”), a large scale commercial and residential real estate development company with operations throughout the PRC, with an annual interest rate of 13% and a maturity term of one year. This short-term investment is in a real estate project of Zhonghang Wanke, which excluding management fees charged by the China Railway Trust, is expected to yield a net return to the Company of 9.1%. The principal and interest of the investment loan are collateralized by a certain land use right and any associated construction-in-progress. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2011. Proceeds with respect to this investment were received by the Company on the maturity date of November 21, 2012.
(2)	During April 2012, the Company made an investment in Huaneng Guicheng Trust (“Huaneng Trust”), of RMB300,000,000 (US$48,153,320), which was used to fund Ningbo Poly Real Estate Co., Ltd. (“Ningbo Poly”), a real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of Ningbo Poly, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.5%. The principal and interest of the investment loan are guaranteed by Poly HK Co. Ltd., a listed company in Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
(3)	During June 2012, the Company made another investment in Huaneng Trust, of RMB300,000,000 (US$48,153,320), which was used to fund a short-term loan provided from the Huaneng Trust to China Enterprise, a large scale commercial and residential real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of China Enterprise, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.3%. The principal and interest of the investment loan are guaranteed by another major regional real estate company in Shanghai. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Prepaid expenses (1)	10,658,844	8,967,145	1,439,326
Staff advances (2)	5,012,447	5,072,831	814,246
Advances to suppliers	4,046,085	2,576,970	413,632
Rental deposits	1,985,049	658,661	105,722
Tax receivable	2,333,537	1,313,401	210,815
VAT refundable (3)	24,802,871	115,015,077	18,461,193
Interest receivable	6,721,682	5,263,501	844,850
Proceeds receivable on deconsolidation of a subsidiary (4)	28,625,000	—	—
Advances to shareholder of Beijing Giant Zhengtu	7,500,000	3,750,000	601,917
Stock options exercise receivables (5)	156,080	42,971,091	6,897,336
Receivable from sales of land use right (6)	—	34,040,054	5,463,805
Prepaid game distribution license fee (7)	14,392,878	—	—
Others	5,717,355	16,817,306	2,699,364

Total	111,951,828	236,446,037	37,952,206

(1)	Prepaid expenses mainly relate to prepayments for insurance and Internet Data Center (“IDC”) services or space rental and facilities.
(2)	Staff advances mainly relate to cash advances given to certain employees for use during business operations.
(3)	VAT refundable related to 14% VAT refund to the software companies such as Zhengtu Information, Zhengju Information, Jujia Network, Juhuo Network and Snow Wolf Software as a tax incentive. Such tax incentive will typically be received within one year from declaration to the tax bureau.
(4)	The Group had a receivable due from the shareholder of Beijing Giant Zhengtu amounting to RMB 28,625,000 due to the disposition of Beijing Giant Zhengtu in 2010, which was paid in full in April 2012.
(5)

Starting from 2008, the Company used a 3rd party broker to facilitate the cashless exercise of share options by employees, which the balance as at December 31, 2012, represents the fact that a large number of option exercises occurred late in the fourth quarter.

(6)	In May 2012, the Zhuhai Land and Resources Bureau (the “Zhuhai Bureau”) decided to retrieve a parcel of land the Company purchased from it back in 2009 with consideration almost equaling to the original purchase price of RMB85,100,136 (US$13,659,514). The Company received RMB51,060,082 (US$8,195,708) from the Zhuhai Bureau as at December 31, 2012 and the remaining balance of RMB34,040,054 (US$5,463,805) is expected to be received within one year according to the repayment schedule.
(7)	During January 2010, and February 2010, respectively, the Group entered into third party online game license agreements, to which the Group was required to make certain upfront payments totaling RMB14,392,878, which was recorded as a prepaid game distribution license fee as of December 31, 2011. During the year ended December 31, 2012, this amount was reclassified to other assets upon the commercial launch of the respective games and will be amortized over three years.

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment and Their Related Accumulated Depreciation

Property and equipment and their related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Computer equipment	320,195,440	327,736,364	52,605,314
Leasehold improvements	2,159,574	1,603,574	257,391
Furniture and fixtures	21,534,695	23,188,141	3,721,953
Motor vehicles	4,669,096	4,669,096	749,442
Property	211,497,878	213,510,969	34,270,873

	560,056,683	570,708,144	91,604,973
Less: Accumulated depreciation	(210,388,776)	(230,465,770)	(36,992,306)

Property and equipment, net	349,667,907	340,242,374	54,612,667

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Related Accumulated Amortization

Intangible assets and their related accumulated amortization as of the respective balance sheet dates are as follows:

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	41,449,773	(24,112,434)	(11,967,703)	—	5,369,636	861,886
Purchased software	65,675,037	(53,343,770)	—	—	12,331,267	1,979,305
Acquired software from acquisition of subsidiaries	26,622,092	(10,424,788)	(1,098,354)	—	15,098,950	2,423,548

Intangible assets, net	133,746,902	(87,880,992)	(13,066,057)	—	32,799,853	5,264,739

	As of December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Online game product development costs	34,001,748	(19,184,411)	—	—	14,817,337
Purchased software	55,720,779	(45,454,037)	—	—	10,266,742
Acquired software from acquisition of subsidiaries	1,624,891	(260,254)	—	—	1,364,637

Intangible assets, net	91,347,418	(64,898,702)	—	—	26,448,716

Estimated Annual Amortization Expense

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2013	15,515,722	2,490,445
2014	10,606,266	1,702,423
2015	6,329,116	1,015,893
2016	250,478	40,204
2017	93,350	14,984

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

Goodwill is comprised of the following:

	2011	2012
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	999,115
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,564,545
Goodwill from the acquisition of Beijing Giant Zhengtu (Note 3)	—	77,114,041	12,377,657

Balance as of December 31	22,201,960	99,316,001	15,941,317

Investment in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Summary of Investment in Equity Investees

	Equity Interest Owned by the Company
Name of the Equity Investees	At December 31, 2011	At December 31, 2012

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Giant Zhengtu	34.00%	N/A
Juxi Network	41.98%	41.98%
Juxian Network	40.80%	40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E-Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)	10.42%	10.42%
Shanghai Tianju Network Technology Co., Ltd. (“Tianju Network”)	N/A	25.67%

Equity Method Investee
Summary of Investment in Equity Investees

	At December 31, 2011			Increased (decreased) during the year ended December 31, 2012				At December 31, 2012
	Cost of Investments	Share of equity income	Investment in equity investees	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Investment in equity investees	Investment in equity investees
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Tonghua	3,000,000	(1,731,257)	1,268,743	—	(1,268,743)	—	—	3,000,000	(3,000,000)		—	—	—
Beijing Giant Zhengtu (Note 3)	32,769,269	538,265	33,307,534	(32,769,269)	(538,265)	—	—	—	—	—	—	—	—
Juxi Network	6,128,039	(163,888)	5,964,151	—	(2,752,747)	—	(3,211,404)	6,128,039	(2,916,635)	—	(3,211,404)	—	—
Juxian Network	1,319,023	(1,191,127)	127,896	—	(127,896)	—	—	1,319,023	(1,319,023)	—	—	—	—
Yunfeng Fund (1)	317,050,000	(6,318,100)	310,731,900	—	69,135,783	(2,772,085)	—	317,050,000	62,817,683	(2,772,085)	—	377,095,598	60,528,017
Tianju Network	—	—	—	950,000	(289,613)	—	—	950,000	(289,613)	—	—	660,387	105,999
Total	360,266,331	(8,866,107)	351,400,224	(31,819,269)	64,158,519	(2,772,085)	(3,211,404)	328,447,062	55,292,412	(2,772,085)	(3,211,404)	377,755,985	60,634,016

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the “Alibaba Group”), China’s leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.

Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Investment

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Yangxun Computer Technology (Shanghai) Co., Ltd. (Note 12)	—	27,331,600	4,387,024
Beijing Innovation Works Development Fund	9,000,000	18,000,000	2,889,200
Beijing Dijiang Network Technology Co., Ltd.	—	3,000,000	481,533
Shanghai Ruichuang Network Technology Co., Ltd. (1)	20,495,239	—	—

Total	29,495,239	48,331,600	7,757,757

(1)	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s (“Shanghai Ruichuang”) ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in “Investment income” in the consolidated statements of operations and comprehensive income

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Details of Other Assets

The other assets as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Land use right (Note 5 (6))	85,239,597	—	—
Long-term prepaid game distribution license fee (Note 2 (14))	—	22,966,910	3,686,443
Others	—	4,876,667	782,759
Accumulated amortization	(4,057,405)	(2,302,242)	(369,535)

Other asset, net	81,182,192	25,541,335	4,099,667

Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accrued Expenses

Payables and accrued expenses consist of the following:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Payroll and welfare payables	54,073,187	67,327,973	10,806,885
Business tax, related surcharges and other taxes	43,899,929	64,905,302	10,418,019
Other payables
- Property and equipment and intangible assets	7,653,313	4,960,542	796,222
- stock option (1)	11,753,633	25,320,305	4,064,189
Accrued expenses	51,905,425	45,013,072	7,225,096
Payable for reacquisition of Beijing Giant Zhengtu (Note 3)	—	28,625,000	4,594,629
Others	2,325,398	2,441,891	391,951

Total	171,610,885	238,594,085	38,296,991

(1)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.

Non Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2011		December 31, 2012
	Group	Non controlling Interests	Group	Non controlling Interests
	(RMB)	(RMB)	(RMB)	(RMB)

Beginning balance	12,460,938	14,782,829	35,532,323	25,785,038
Equity	11,910,070	836,998	47,893,184	20,706,816
Acquisition of 51% equity interest of Beijing Giant Zhengtu (Note 3)	—	—	88,822,322	13,928,966
Deconsolidation of Juxi Network	(1,134,893)	(1,091,241)	—	—
Deconsolidation of Juxian Network	(1,319,023)	(1,067,296)	—	—
Acquisition of 25.96% equity interest of Haoji Network	—	—	(230,775)	(35,549)
Deconsolidation of Juyan Network	(1,927,203)	(1,855,246)	—	—
Dividend declared by Jujia Network	(12,750,000)	(12,250,000)	(96,900,000)	(93,100,000)
Net income attributable to non controlling interests	28,292,434	26,428,994	82,860,279	78,234,120

Ending balance	35,532,323	25,785,038	157,977,333	45,519,391

Ending balance (US$)			25,357,110	7,306,366

Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Income Before Income Tax Expenses

Income before income tax expenses consists of:

	For the year ended December 31,
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
PRC	881,077,042	1,229,776,487	1,444,510,519	231,859,924
Non-PRC	16,518,504	37,215,603	(242,235,346)	(38,881,454)

Total	897,595,546	1,266,992,090	1,202,275,173	192,978,470

Income Tax Expenses

Income tax expenses consist of:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Current income taxes	121,303,259	268,076,187	129,063,487	20,716,118
Deferred income tax (benefits)/expenses	(31,980,857)	84,302,034	(4,859,603)	(780,020)

Taxation for the year	89,322,402	352,378,221	124,203,884	19,936,098

Reconciliation of Tax Computed By Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	224,398,887	316,748,023	300,568,795	48,244,618
Favorable tax rate	(22,092,411)	(131,302,690)	(53,513,461)	(8,589,503)
Foreign tax rate differences	(4,423,023)	(9,292,635)	61,497,661	9,871,055
Tax holiday	(105,110,278)	(12,694,680)	(213,843,843)	(34,324,303)
Non-deductible expenses (non-taxable income), net	15,466,592	4,388,219	4,219,822	677,327
Additional 50% tax deduction for qualified research and development expenses	(15,257,615)	(18,935,961)	(15,313,139)	(2,457,928)
Change in valuation allowance	—	2,885,413	19,141,064	3,072,353
Deferred tax benefits on future tax rate difference	(3,659,750)	(58,833,362)	(10,864,692)	(1,743,903)
Withholding tax	—	259,415,894	32,311,677	5,186,382

Income tax expenses	89,322,402	352,378,221	124,203,884	19,936,098

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share
The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Basic	0.46	0.05	0.90	0.14
Diluted	0.45	0.05	0.89	0.14

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Current deferred tax assets, net
Deferred revenue and advance from distributors	151,140,044	143,477,509	23,029,729
Accrued expenses	18,344,188	18,005,213	2,890,036
Allowance for doubtful debt	611,274	619,697	99,468
Share-based compensation expense	5,036,662	5,704,336	915,609
Tax loss	7,532,367	—	—
Less: valuation allowance	(2,885,413)	(2,648,477)	(425,110)

Current deferred tax assets, net	179,779,122	165,158,278	26,509,732

Non-current deferred tax assets, net
Intangible assets amortization	11,357,297	17,542,090	2,815,699
Share-based compensation expense	2,826,219	10,060,155	1,614,766
Deferred revenue	2,916,666	—	—
Tax loss	—	17,121,210	2,748,144
Less: valuation allowance	—	(19,378,000)	(3,110,383)

Non-current deferred tax assets, net	17,100,182	25,345,455	4,068,226

Current deferred tax liabilities
Intangible assets amortization	—	12,723	2,042
Deferred revenue	2,408,961	2,500,000	401,278
Upfront fee amortization	—	5,833,333	936,315
Welfare payable	—	1,439,123	230,995
Withholding tax	145,810,671	109,769,916	17,619,286

Current deferred tax liabilities	148,219,632	119,555,095	19,189,916

Non-current deferred tax liabilities
Intangible assets amortization	298,980	—	—
Withholding tax	—	32,311,676	5,186,382
Upfront fee amortization	14,583,333	—	—

Non-current deferred tax liabilities	14,882,313	32,311,676	5,186,382

Net current deferred tax assets	31,559,490	45,603,183	7,319,816

Net non-current deferred tax assets/ (liabilities)	2,217,869	(6,966,221)	(1,118,156)

Roll-Forward of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

RMB
Balance as of January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011 and January 1, 2012	44,451,522
Increases related to current year tax positions	3,128,445

Balance as of December 31, 2012	47,579,967

Balance as of December 31, 2012 (US$)	7,637,111

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic Earnings Per Share and Diluted Earnings Per Share

Computation of basic and diluted earnings per share are as follows:

	December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Numerator:
Net income attributable to ordinary shareholders	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for basic earnings per share	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for diluted earnings per share	811,187,833	879,966,874	993,720,006	159,503,058

Denominator:	(shares)	(shares)	(shares)	(shares)
Number of shares outstanding, opening	226,819,007	228,019,412	235,234,959	235,234,959
Weighted average number of shares issued	489,847	4,104,619	1,911,200	1,911,200
Weighted average number of shares repurchased	—	(119,152)	(349,341)	(349,341)

Weighted average number of shares outstanding
- basic	227,308,854	232,004,879	236,796,818	236,796,818
Dilutive effect of share options	6,619,546	—	4,024,309	4,024,309

Weighted average number of shares outstanding
- diluted	233,928,400	232,004,879	240,821,127	240,821,127

Share Option and Restricted Share Scheme (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Stock Options Granted to Employees were Estimated Using Following Weighted Average Assumptions

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

Company's Share Option Activity

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2011 and 2012.

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2011 and January 1, 2012	3,191,950	2.69	2.61	4,446,298
Granted	—	—	—	—
Exercised	(2,219,250)	2.11	—	—
Forfeited/Cancelled	(64,800)	4.00	—	—

Outstanding, December 31, 2012	907,900	3.99	4.67	1,284,896

Vested and expected to vest at December 31, 2012	889,742	3.99	4.67	1,259,198

Exercisable at December 31, 2012	766,100	3.98	4.62	1,094,884

Fair Values of Restricted Shares Granted to Employees

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2011	Granted in 2012

Risk-free interest rates	0.14%-0.93%	0.13%-0.78%
Expected dividend yield	5%	5%
Fair value of restricted shares	RMB17.39 to RMB22.62	RMB18.73 to RMB25.52

Company's Restricted Shares Activity under 2007 Stock Incentive Scheme

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2011 and January 1, 2012	13,155,600	43,646,424
Granted	280,000	961,809
Exercised	(2,610,400)	(9,793,522)
Forfeited/Cancelled	(220,000)	(775,148)
Outstanding, December 31, 2012	10,605,200	34,039,563

Vested and expected to vest as of December 31, 2012	9,882,865	31,721,081

Stock Option
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	612,529	562,225	270,407	43,403	0.01%
Research and product development expenses	6,664,626	2,269,898	1,202,645	193,038	0.06%
Sales and marketing expenses	60,891	199,684	197,871	31,760	0.01%
General and administrative expenses	14,532,565	7,901,262	694,690	111,505	0.03%

Total share-based compensation included in cost of services and total operating expenses	21,870,611	10,933,069	2,365,613	379,706	0.11%

Restricted Share
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	1,180,570	1,797,223	7,734,430	1,241,462	0.36%
Research and product development expenses	7,994,861	11,771,687	70,702,798	11,348,582	3.29%
Sales and marketing expenses	368,900	518,445	2,876,901	461,774	0.13%
General and administrative expenses	1,874,274	4,314,757	36,213,148	5,812,611	1.68%

Total share-based compensation included in cost of services and total operating expenses	11,418,605	18,402,112	117,527,277	18,864,429	5.46%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Due from Related Parties

Due from related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Receivable from:
- Beijing Giant Zhengtu	23,642	—	—
- Juxi Network	16,863	955,956	153,442
- Juxian Network	3,369,609	410,598	65,906
- Tianju Network	—	250,000	40,128
- Tonghua Network	—	5,753,468	923,494

Total	3,410,114	7,370,022	1,182,970

Due to Related Party
Due to a related party as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Payable to:
- Juxian Network	540,345	598,953	96,139

Total	540,345	598,953	96,139

Significant related party
Related Party Transactions

Significant related party transactions were as follows:

	For the year ended December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Other revenue from 51 network	445,580	—	—
Rental fee to Shanghai Jiante	(12,000,000)	(12,000,000)	(1,926,133)
Royalty fee charged by Beijing Giant Zhengtu Network	(18,485,392)	(6,836,799)	(1,097,382)
Technical service fee charged by Beijing Giant Zhengtu Network	(7,500,000)	—	—
Other service fee from Beijing Giant Zhengtu Network	4,354,136	1,543,198	247,700
Payment of individual income tax related to the exercise of share options by Juxian Network	(374,213)	(58,609)	(9,407)
Technical service fee charge from Juxian Network	3,039,202	—	—
Prepayment to Shanghai Jiante (1)	958,800,000	—	—
Repayment from Union Sky (1)	(958,800,000)	—	—
Interest income from Union Sky (1)	21,471,866	—	—
Licensing income from Yangxun	1,200,000	—	—
Marketing expense charged by Yangxun	(1,080,200)	(687,020)	(110,274)
Loan to Tonghua	—	6,000,000	963,066
Technical service fee charge from Juxi Network	—	6,000,000	963,066
Technical service fee charge from Tianju Network	—	250,000	40,128

(1)	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Principal related parties
Related Party Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology (Shanghai) Co. Ltd.	Affiliate of the Group
Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu
Juxian Network	Equity investee
Juxi Network	Equity investee
Tianju Network	Equity investee
Tonghua Network	Equity investee
Beijing Giant Zhengtu	Equity investee before October 17, 2012,
Union Sky Holding Group Limited (“Union Sky”)	Company’s shareholder

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Non-cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2013	9,649,602	13,271,508	22,921,110	3,679,092
2014	5,049,070	30,000	5,079,070	815,247
2015	1,774,404	—	1,774,404	284,811

Total	16,473,076	13,301,508	29,774,584	4,779,150

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Cash equivalents -Fixed rate time deposit	700,000,000			700,000,000	112,357,747
Short term investment -Fixed rate time deposit	139,314,900			139,314,900	22,361,583
Held-to-maturity -Fixed rate time deposit	100,000,000			100,000,000	16,051,107
Available-for-sale securities	—	—	78,740,916	78,740,916	12,638,788

Total	939,314,900	—	78,740,916	1,018,055,816	163,409,225

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Cash equivalents -Fixed rate time deposit	50,000,000			50,000,000
Short term investment -Fixed rate time deposit	319,774,660			319,774,660
Held-to-maturity -Fixed rate time deposit	—		—	—
Available-for-sale securities	—	—	386,851,118	386,851,118

Total	369,774,660	—	386,851,118	756,625,778

Assets Not Measured at Fair Value In Statement Of Financial Position But for which Fair Value Is Disclosed

Assets not measured at fair value in the statement of financial position but for which the fair value is disclosed are summarized below:

Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)		Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)		(RMB)		(US$)
Held-to-maturity -CR Trust			118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

Total	—	—	118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Held-to-maturity -CR Trust			100,000,000	100,000,000

Total	—	—	100,000,000	100,000,000

Valuation of Available-for-Sale Investments

The following table summarizes the valuation of the available-for-sale securities:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2011	423,302,661
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	(2,637,805)
Reverse unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(18,054,900)
Transfer out of Level 3-Series A Preferred Shares in MET	(34,149,500)
Reverse unrealized gain in fair value of Series C Preferred Shares in 51.com (see Note 12)	(18,672,228)
Impairment in fair value of Series C Preferred Shares in 51.com (see Note 12)	(240,725,709)
Effect of exchange rate change	6,129,940

Fair value of available-for-sale investment as at December 31, 2012	78,740,916

Fair value of available-for-sale investment as at December 31, 2012 (US$)	12,638,788

Assets Measured at Fair Value on Non-recurring Basis

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2012	Total impairment loss recognized for the year ended December 31, 2012
	(RMB)	(RMB)

Goodwill	77,114,041	—
Acquired intangible assets-software - KOK 3 game software	15,833,333	—
Impairment loss of Available-for-sale investment 51.com	—	240,725,709

Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31, 2011	May 31, 2012

Risk-free interest rates	0.35%	0.32%
Expected volatility	52.36%	48.90%
Probabilities of different scenarios:
- IPO	—	—
- Liquidation	25%	25%
- Redemption	75%	75%

Five One Network Development Co. Ltd
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the Series C Preferred Share of 51.com under EVA model for 2011 and 2012 was estimated using the following assumptions:

	December 31,	December 31,
	2011 (EVA model)	2012 (EVA model)

Risk-free interest rates	0.72%	0.14%
Expected volatility	50.92%	42.78%
Probabilities of different scenarios:
- IPO	25%	0%
- Liquidation	25%	100%
- Redemption	50%	0%

Details of Company's Subsidiaries (Detail)	12 Months Ended															12 Months Ended				12 Months Ended
	Dec. 31, 2012 Eddia International Group Limited	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Giant Interactive (Hong Kong) Limited	Dec. 31, 2012 Zhuhai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Hangzhou Snow Wolf Software Co Ltd	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd Shanghai Jujia Network Technology Co.LtdTwo	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd Shanghai Jujia Network Technology Co.Ltd Three	Dec. 31, 2012 Shanghai Juhuo Network Technology Co Ltd	Dec. 31, 2012 Chengdu Jufan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Zhengju Information Technology Co Ltd	Dec. 31, 2012 Shanghai Juquan Network Technology Co Ltd	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juhuan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd	Nov. 12, 2012 Shanghai Giant Network Technology Co Ltd	Oct. 10, 2012 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2012 Wuxi Giant Network Technology Co Ltd	Dec. 31, 2012 Wuxi Tiema Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juxin Network Technology Co Ltd	Dec. 31, 2012 Beijing Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd	Dec. 31, 2012 Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2012 Shanghai Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juzi Network Technology Co Ltd	Dec. 31, 2012 Bengbu Giant Glorious Mission Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul 26, 2006	Sep 6, 2006	Dec 22, 2008	Feb 19, 2009	May 18, 2009	Jul 8, 2009	Oct 20, 2009	Oct 10, 2012	Oct 10, 2012	Nov 4, 2009	Mar 29, 2010	Apr 28, 2010	May 19, 2010	Oct 17, 2012		Oct 24, 2012	Nov 14, 2004			Dec 28, 2009	Jun 3, 2010	Oct 9, 2010	Oct 13, 2010	Nov 19, 2010	May 23, 2011	Nov 4, 2009	Apr 25, 2012	Oct 10, 2012	Nov 12, 2012
Place of incorporation/ establishment	British Virgin Islands ("BVI")	PRC	Hong Kong	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC		PRC	PRC			PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC
Percentage of shareholding/ ownership	100.00%	100.00%	100.00%	100.00%	51.07%	100.00%	51.00%	70.00%	51.00%	51.00%	51.00%	100.00%	51.00%	85.00%	34.00%	51.00%		100.00%	51.00%	50.07%	25.54%	51.00%	50.07%	100.00%	25.54%	51.00%	50.07%	51.00%	50.07%
Principal activities	Investment holding	Online game development and maintenance	Oversea online game licensing, development, and operation	Online game research and development	Online game research and development	Online game development and maintenance	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game development and maintenance	Online game research and development	Online game research and development		Online game research and development	Internet content provider			Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development	Online game research and development

Organization And Nature Of Operations - Additional Information (Detail)	12 Months Ended		1 Months Ended																					1 Months Ended
	Dec. 31, 2012 CNY Entity	Oct. 17, 2012 Previously owned	Oct. 10, 2012 Shanghai Giant Network Technology Co Ltd USD ($) Person	Oct. 10, 2012 Shanghai Giant Network Technology Co Ltd CNY Person	Nov. 12, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Nov. 12, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 Giant Interactive (Hong Kong) Limited	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Jun. 14, 2012 Shanghai Juhe Network Technology Co Ltd Shanghai Giant Network Technology Co Ltd USD ($)	Jun. 14, 2012 Shanghai Juhe Network Technology Co Ltd Shanghai Giant Network Technology Co Ltd CNY	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd USD ($)	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd CNY	Mar. 07, 2012 Wuxi Giant Network Technology Co Ltd USD ($)	Mar. 07, 2012 Wuxi Giant Network Technology Co Ltd CNY	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd Shanghai Giant Network Technology Co Ltd	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd Giant Interactive (Hong Kong) Limited	Oct. 10, 2012 Jujia Network II Shanghai Zhengduo Information Technology Co. Ltd Shanghai Jujia Network Technology Co.LtdTwo USD ($) Shareholder	Oct. 10, 2012 Jujia Network II Shanghai Zhengduo Information Technology Co. Ltd Shanghai Jujia Network Technology Co.LtdTwo CNY	Oct. 10, 2012 Jujia Network III Shanghai Giant Network Technology Co Ltd Shanghai Jujia Network Technology Co.Ltd Three USD ($) Shareholder	Oct. 10, 2012 Jujia Network III Shanghai Giant Network Technology Co Ltd Shanghai Jujia Network Technology Co.Ltd Three CNY	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd USD ($)	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd CNY	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd Previously owned	Oct. 24, 2012 Shanghai Juhuan Network Technology Co Ltd Shanghai Zhengduo Information Technology Co. Ltd USD ($) Person	Oct. 24, 2012 Shanghai Juhuan Network Technology Co Ltd Shanghai Zhengduo Information Technology Co. Ltd CNY
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of shareholding/ ownership purchased									51.00%	51.00%											51.00%	51.00%
Consideration of equity interest									$ 122,791	765,000											$ 9,189,259	57,250,000
Equity interest total investment			160,511	1,000,000	802,555	5,000,000					3,049,710	19,000,000	160,511	1,000,000			802,555	5,000,000	321,022	2,000,000				802,555	5,000,000
Percentage of shareholding/ ownership		34.00%	51.00%	51.00%	100.00%	100.00%	100.00%	100.00%							100.00%	50.10%	70.00%	70.00%	51.00%	51.00%	85.00%	85.00%	34.00%	51.00%	51.00%
Number of non-controlling shareholders																	2	2	2	2				1	1
Number of individual investors			1	1																				1	1
Number of subsidiaries deconsolidated	2
Recognized gain (loss) from deconsolidation

Summary Of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended						12 Months Ended												1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						12 Months Ended																	12 Months Ended					12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($) Segment Entity	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY Entity	Dec. 31, 2010 CNY Entity	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2012 KOK3 game software USD ($)	Dec. 31, 2012 KOK3 game software CNY	Dec. 31, 2010 KOK3 game software CNY	Dec. 31, 2012 Mr Yuzhu Shi	Dec. 31, 2012 Capital Lease Obligations	Dec. 31, 2012 Non Employee	Dec. 31, 2011 Non Employee	Dec. 31, 2010 Non Employee	Feb. 13, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 24, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Aug. 11, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2009 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Aug. 31, 2009 Stock Repurchase Plan 3 American Depositary Share USD ($)	Sep. 30, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Sep. 30, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share CNY	Dec. 31, 2012 Licensing Agreements	Dec. 31, 2012 Online Game Product Development Costs	Dec. 31, 2012 Online Game Product Development Costs Maximum	Dec. 31, 2012 Online Game Product Development Costs Minimum	Dec. 31, 2012 Advertising Expense USD ($)	Dec. 31, 2012 Advertising Expense CNY	Dec. 31, 2011 Advertising Expense CNY	Dec. 31, 2010 Advertising Expense CNY	Dec. 31, 2011 Business Tax	Dec. 31, 2010 Business Tax	Dec. 31, 2011 Value Added Tax	Dec. 31, 2010 Value Added Tax	Dec. 31, 2012 VAT and related surcharges	Dec. 31, 2012 Cost-method Investments CNY	Dec. 31, 2011 Cost-method Investments CNY	Dec. 31, 2010 Cost-method Investments CNY	Dec. 31, 2012 Equity Method Investments USD ($)	Dec. 31, 2012 Equity Method Investments CNY	Dec. 31, 2011 Equity Method Investments CNY	Dec. 31, 2010 Equity Method Investments CNY	Dec. 31, 2012 Salvage Value	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd Contract Termination CNY	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd Computer Software, Intangible Asset	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2012 Group's VIE subsidiary	Dec. 31, 2012 Resources SZITIE Trust Co Ltd Held-to-maturity Security	Dec. 31, 2012 Resources SZITIE Trust Co Ltd Held-to-maturity Security Maximum	Dec. 31, 2012 Resources SZITIE Trust Co Ltd Held-to-maturity Security Minimum	Dec. 31, 2012 Huaneng Trust Held-to-maturity Security	Dec. 31, 2012 Huaneng Trust Held-to-maturity Security Maximum	Dec. 31, 2012 Huaneng Trust Held-to-maturity Security Minimum
Significant Accounting Policies [Line Items]
Percentage of ownership														75.00%
Percentage of revenue for upfront and royalty fees																																	65.00%	24.00%
Number of game series																																4
Agreement terms																																2 years																				10 years	10 years
Termination notice period																																																								6 months
Penalty fee payable																																																								20,000,000
Agreement expiration date																																																				Jan 5, 2022	Jan 5, 2022
Technical and consulting services and software licenses fees																																																				285,000,000	1,776,000,000	1,474,000,000	1,135,000,000
Agreement initial term																																																				10 years	10 years
Exercise price of the option to purchase equity interest																																																					10,000,000
Share capital																																																				1,605,111	10,000,000	10,000,000
Accumulated loss																																																				8,821,322	54,957,718	73,485,950
Total Assets																																																				133,581,846	832,228,256	685,772,905
Total Liabilities																																																				102,749,966	640,142,564	696,144,155
Net increase in cash and cash equivalents	159,345,838	992,740,502	(1,826,615,294)	1,679,781,053																																																287,235,000	1,789,500,000
Cash and cash equivalents	311,882,880	1,943,061,530	950,321,028	2,776,936,322	152,537,042	1,097,155,269																																														43,996,000	274,100,000
Equity Method Investments	60,634,016	377,755,985	351,400,224	351,400,224																																																112,000	700,000
Other assets																																																				89,469,000	557,400,000
Other liabilities																																																				102,743,000	640,100,000
Noon buying currency exchange rate at Federal Reserve Bank of New York, USD to RMB	6.2301	6.2301
Impairment charge of investment	515,466	3,211,404																																													515,466	3,211,404
Cash equivalents maturity period							90 days
Short term investments maturity period							365 days	90 days
Percentage of estimated residual value of Fixed assets																																																			5.00%
Method of amortization of Purchased software	Amortization is computed using the straight-line method over three years.	Amortization is computed using the straight-line method over three years.
Estimated useful life of Purchased software	3 years	3 years																													3 years																										5 years
Number of intangible assets																																																									1
Capitalized development cost	1,190,000	7,450,000	4,800,000	10,800,000
Impairment of intangible assets	2,097,247	13,066,057									2,097,247	13,066,057	46,557,669
Goodwill impairment losses		0	0	0
Impairment loss on Available for sale of securities	38,639,140	240,725,709	0	0
Business tax and surcharges																																																										20,143,637	125,496,870	111,185,658	85,019,261
Percentage of business tax and related surcharges																																																														5.00%
Percentage of taxes and other charges included in cost of services																																							5.00%	5.00%	6.00%	6.00%	3.00%
Business tax, VAT and related surcharges	13,412,297	83,559,952	72,804,988	37,192,656
Sales and marketing	23,507,210	146,452,268	169,981,540	143,006,150																															14,996,000	93,425,000	105,308,000	65,297,000
Share options issued																0	0	0
Lease Description															For the lessee, a lease is a capital lease if any of the following conditions exist a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term															75.00%
Percentage of fair value of leased property															90.00%
Amount of shares authorized to be repurchased, ADSs																				200,000,000						150,000,000
Share repurchased during the period																			17,484,100		16,055,000	1,429,100							811,937	811,937
Amount of share repurchased during the period	322,052,642	2,006,420,168	2,122,524,316																200,000,000		182,700,000	17,300,000							3,669,747	22,862,890
Amount of share to be repurchased additionally																							150,000,000					50,000,000
Share repurchased during the period																								1,570,785	14,947,200		1,744,909	932,972
Amount of share repurchased during the period																								9,200,000	97,800,000		7,200,000	3,600,000
Amount of share to be repurchased additionally																											$ 50,000,000
Share repurchase extended term approved																											12 months
Number of reportable segments	1	1
Investment expected yield (net)																																																															3.00%	19.50%	14.00%	4.40%	8.50%	8.30%
Investment maturity period																																																															5 years			2 years
Percentage of group's revenue derived from a single online game								90.00%	90.00%	90.00%
Customer represented 10% or more of net sales	0	0	0	0
Depreciation of the U.S. dollar against RMB	1.00%	1.00%	4.60%	3.00%

Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY
Comprehensive Income (Loss) [Line Items]
Net income (loss) attributable to the Company's shareholders	$ 159,503,058	993,720,006	879,966,874	811,187,833	1,778,254,022	1,515,790,079	(784,534,016)	(635,823,205)
Other comprehensive loss		32,505,955	(100,725,366)				32,505,955	(100,725,366)
Comprehensive income	$ 164,720,623	1,026,225,961	779,241,508	723,453,542

Estimated Useful Lives for Depreciation Computed Using Straight-line Method (Detail)	12 Months Ended
Dec. 31, 2012
Computer Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Leasehold Improvements
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and Fixtures
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Vehicles
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Property
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	42 years

Acquisition of a Subsidiary - Additional Information (Detail)	1 Months Ended	12 Months Ended				3 Months Ended
	Oct. 17, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Oct. 17, 2012 Previously owned	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd USD ($)	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd CNY	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd Previously owned
Business Acquisition [Line Items]
Percentage of shareholding/ ownership purchased									51.00%	51.00%
Percentage of shareholding/ ownership				34.00%	100.00%	85.00%	85.00%	34.00%	85.00%	85.00%	34.00%
Consideration of equity interest									$ 9,189,259	57,250,000
Loss recognized as result of re-measuring upon acquisition		48,728	303,581
Fair value assumption discount rate		13.70%	13.70%
Fair value, sustainable growth rate		3.00%	3.00%
Online game software, useful life	5 years
Amortization of intangible assets		133,893	834,167
Revenue						131,053	816,474
Net Income						$ 266,331	1,659,266

Acquisition Date Fair Value of the Consideration (Detail)	Oct. 17, 2012 USD ($)	Oct. 17, 2012 CNY
Business Acquisition [Line Items]
Cash	$ 9,189,259	57,250,000
34% previously owned equity interests	5,067,707	31,572,322
15% non controlling interest	2,235,753	13,928,966
Net assets acquired	$ 16,492,719	102,751,288

Acquisition Date Fair Value of the Consideration (Parenthetical) (Detail)	Oct. 17, 2012
Business Acquisition [Line Items]
Non controlling interest	15.00%
Previously owned
Business Acquisition [Line Items]
Equity interests	34.00%

Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail)	Oct. 17, 2012 USD ($)	Oct. 17, 2012 CNY
Business Acquisition [Line Items]
Current assets	$ 1,693,877	10,553,021
Property and equipment, net	2,631	16,390
Online game software	2,541,425	15,833,333
Total identifiable assets acquired	4,237,933	26,402,744
Accounts and other payables	12,453	77,581
Accrued liabilities	110,418	687,916
Total liabilities assumed	122,871	765,497
Net identifiable assets acquired	4,115,062	25,637,247
Goodwill	12,377,657	77,114,041
Net assets acquired	$ 16,492,719	102,751,288

Short-term Investments (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts Huaneng Trust CNY		Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY		Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security USD ($)	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits USD ($)	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts Huaneng Trust USD ($)		Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts Huaneng Trust CNY		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 118,668,224	739,314,900	919,774,660	739,314,900	919,774,660	139,314,900	319,774,660	600,000,000	[1],[2]	600,000,000	[3]	$ 118,668,224	739,314,900	919,774,660	$ 22,361,584	139,314,900	319,774,660	$ 96,306,640	[1],[2]	600,000,000	[1],[2]	600,000,000	[3]

[1]	During April 2012, the Company made an investment in Huaneng Guicheng Trust ("Huaneng Trust"), of RMB300,000,000 (US$48,153,320), which was used to fund Ningbo Poly Real Estate Co., Ltd. ("Ningbo Poly"), a real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of Ningbo Poly, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.5%. The principal and interest of the investment loan are guaranteed by Poly HK Co. Ltd., a listed company in Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
[2]	During June 2012, the Company made another investment in Huaneng Trust, of RMB300,000,000 (US$48,153,320), which was used to fund a short-term loan provided from the Huaneng Trust to China Enterprise, a large scale commercial and residential real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of China Enterprise, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.3%. The principal and interest of the investment loan are guaranteed by another major regional real estate company in Shanghai. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
[3]	During November 2011, the Company made an investment in China Railway Trust, an affiliate of state owned China Railway Group Limited, of RMB600,000,000, which was used to fund a short-term loan provided from the China Railway Trust to Zhonghang Wanke Co., Ltd. ("Zhonghang Wanke"), a large scale commercial and residential real estate development company with operations throughout the PRC, with an annual interest rate of 13% and a maturity term of one year. This short-term investment is in a real estate project of Zhonghang Wanke, which excluding management fees charged by the China Railway Trust, is expected to yield a net return to the Company of 9.1%. The principal and interest of the investment loan are collateralized by a certain land use right and any associated construction-in-progress. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2011. Proceeds with respect to this investment were received by the Company on the maturity date of November 21, 2012.

Short-term Investments (Parenthetical) (Detail) (Held-to-maturity Security)	1 Months Ended
	Nov. 21, 2012 Zhonghang WanKe Co Ltd China Railway Trust CNY	Apr. 30, 2012 Ningbo Poly Real Estate Co Ltd Huaneng Trust USD ($)	Apr. 30, 2012 Ningbo Poly Real Estate Co Ltd Huaneng Trust CNY	Jun. 30, 2012 China Enterprise Huaneng Trust USD ($)	Jun. 30, 2012 China Enterprise Huaneng Trust CNY
Schedule of Held-to-maturity Securities [Line Items]
Invested in a real estate project	600,000,000	$ 48,153,320	300,000,000	$ 48,153,320	300,000,000
Expected annual interest rate	13.00%
Investment Maturity period	1 year	1 year	1 year	1 year	1 year
Percentage of return on investment	9.10%	8.50%	8.50%	8.30%	8.30%

Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income	$ 13,835,217	86,194,786	102,202,930	136,097,898

Prepayments and Other Current Assets (Detail)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 1,439,326	[1]	8,967,145	[1]	10,658,844	[1]
Staff advances	814,246	[2]	5,072,831	[2]	5,012,447	[2]
Advances to suppliers	413,632		2,576,970		4,046,085
Rental deposits	105,722		658,661		1,985,049
Tax receivable	210,815		1,313,401		2,333,537
VAT refundable	18,461,193	[3]	115,015,077	[3]	24,802,871	[3]
Interest receivable	844,850		5,263,501		6,721,682
Proceeds receivable on deconsolidation of a subsidiary					28,625,000	[4]
Advances to shareholder of Beijing Giant Zhengtu	601,917		3,750,000		7,500,000
Stock options exercise receivables	6,897,336	[5]	42,971,091	[5]	156,080	[5]
Receivable from sales of land use right	5,463,805	[6]	34,040,054	[6]
Prepaid game distribution license fee					14,392,878	[7]
Others	2,699,364		16,817,306		5,717,355
Total	$ 37,952,206		236,446,037		111,951,828

[1]	Prepaid expenses mainly relate to prepayments for insurance and Internet Data Center ("IDC") services or space rental and facilities.
[2]	Staff advances mainly relate to cash advances given to certain employees for use during business operations.
[3]	VAT refundable related to 14% VAT refund to the software companies such as Zhengtu Information, Zhengju Information, Jujia Network, Juhuo Network and Snow Wolf Software as a tax incentive. Such tax incentive will typically be received within one year from declaration to the tax bureau.
[4]	The Group had a receivable due from the shareholder of Beijing Giant Zhengtu amounting to RMB 28,625,000 due to the disposition of Beijing Giant Zhengtu in 2010, which was paid in full in April 2012.
[5]	Starting from 2008, the Company used a 3rd party broker to facilitate the cashless exercise of share options by employees, which the balance as at December 31, 2012, represents the fact that a large number of option exercises occurred late in the fourth quarter.
[6]	In May 2012, the Zhuhai Land and Resources Bureau (the "Zhuhai Bureau") decided to retrieve a parcel of land the Company purchased from it back in 2009 with consideration almost equaling to the original purchase price of RMB85,100,136 (US$13,659,514). The Company received RMB51,060,082 (US$ 8,195,708) from the Zhuhai Bureau as at December 31, 2012 and the remaining balance of RMB34,040,054 (US$5,463,805) is expected to be received within one year according to the repayment schedule.
[7]	During January 2010, and February 2010, respectively, the Group entered into third party online game license agreements, to which the Group was required to make certain upfront payments totaling RMB14,392,878, which was recorded as a prepaid game distribution license fee as of December 31, 2011. During the year ended December 31, 2012, this amount was reclassified to other assets upon the commercial launch of the respective games and will be amortized over three years.

Prepayments and Other Current Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Percentage Of Value Added Tax Refund	14.00%		14.00%
Proceeds receivable on deconsolidation of a subsidiary					28,625,000	[1]	28,625,000
Initial Purchase Consideration of land	13,659,514		85,100,136
Proceeds from sales of land	8,195,708		51,060,082
Receivable from sales of land use right	5,463,805	[2]	34,040,054	[2]
Prepaid game distribution license fee					14,392,878	[3]
Amortization Period	3 years		3 years

[1]	The Group had a receivable due from the shareholder of Beijing Giant Zhengtu amounting to RMB 28,625,000 due to the disposition of Beijing Giant Zhengtu in 2010, which was paid in full in April 2012.
[2]	In May 2012, the Zhuhai Land and Resources Bureau (the "Zhuhai Bureau") decided to retrieve a parcel of land the Company purchased from it back in 2009 with consideration almost equaling to the original purchase price of RMB85,100,136 (US$13,659,514). The Company received RMB51,060,082 (US$ 8,195,708) from the Zhuhai Bureau as at December 31, 2012 and the remaining balance of RMB34,040,054 (US$5,463,805) is expected to be received within one year according to the repayment schedule.
[3]	During January 2010, and February 2010, respectively, the Group entered into third party online game license agreements, to which the Group was required to make certain upfront payments totaling RMB14,392,878, which was recorded as a prepaid game distribution license fee as of December 31, 2011. During the year ended December 31, 2012, this amount was reclassified to other assets upon the commercial launch of the respective games and will be amortized over three years.

Property and Equipment and Related Accumulated Depreciation (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Computer equipment	$ 52,605,314	327,736,364	320,195,440
Leasehold improvements	257,391	1,603,574	2,159,574
Furniture and fixtures	3,721,953	23,188,141	21,534,695
Motor vehicles	749,442	4,669,096	4,669,096
Property	34,270,873	213,510,969	211,497,878
Property, Plant and Equipment, Gross, Total	91,604,973	570,708,144	560,056,683
Less: Accumulated depreciation	(36,992,306)	(230,465,770)	(210,388,776)
Property and equipment, net	$ 54,612,667	340,242,374	349,667,907

Property And Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Depreciation of property and equipment	$ 9,738,188	60,669,884	60,877,662	54,444,577

Intangible Assets and Related Accumulated Amortization (Detail)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2012 Online Game Product Development Costs USD ($)	Dec. 31, 2012 Purchased Software CNY	Dec. 31, 2011 Purchased Software CNY	Dec. 31, 2012 Purchased Software USD ($)	Dec. 31, 2012 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2011 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2012 Acquired software from acquisition of subsidiaries USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		133,746,902	91,347,418		41,449,773	34,001,748		65,675,037	55,720,779		26,622,092	1,624,891
Accumulated Amortization		(87,880,992)	(64,898,702)		(24,112,434)	(19,184,411)		(53,343,770)	(45,454,037)		(10,424,788)	(260,254)
Impairment	(2,097,247)	(13,066,057)			(11,967,703)						(1,098,354)
Deconsolidation of subsidiary
Deconsolidation of subsidiary	4,594,629	28,625,000		28,625,000
Net Carrying Value	$ 5,264,739	32,799,853	26,448,716		5,369,636	14,817,337	$ 861,886	12,331,267	10,266,742	$ 1,979,305	15,098,950	1,364,637	$ 2,423,548

Intangible Assets - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Other Intangible Assets CNY	Dec. 31, 2012 Amortization Expense USD ($)	Dec. 31, 2012 Amortization Expense CNY	Dec. 31, 2011 Amortization Expense CNY	Dec. 31, 2010 Amortization Expense CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 5,264,739	32,799,853	26,448,716		$ 2,231,423	13,901,987	17,868,863	29,918,850
Impairment Charges	$ 2,097,247	13,066,057

Estimated Annual Amortization Expense (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Expected Amortization Expense [Line Items]
2013	$ 2,490,445	15,515,722
2014	1,702,423	10,606,266
2015	1,015,893	6,329,116
2016	40,204	250,478
2017	$ 14,984	93,350

Goodwill (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Hangzhou Snow Wolf Software Co Ltd USD ($)	Dec. 31, 2012 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd CNY	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY
Goodwill [Line Items]
Goodwill	$ 15,941,317	99,316,001	22,201,960	$ 999,115	6,224,587	6,224,587	$ 2,564,545	15,977,373	15,977,373	$ 12,377,657	77,114,041

Goodwill - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment losses	0	0	0

Equity Interest Owned by Company (Detail)	Dec. 31, 2012	Dec. 31, 2011
Shanghai Tonghua Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	30.00%	30.00%
Beijing Giant Zhengtu Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	85.00%	34.00%
Shanghai Juxi Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	41.98%	41.98%
Shanghai Juxian Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	40.80%	40.80%
Yunfeng Fund
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	10.42%	10.42%
Shanghai Tianju Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	25.67%

Investment in Equity Investees (Detail)	12 Months Ended								12 Months Ended																	12 Months Ended									12 Months Ended					12 Months Ended							12 Months Ended							12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Gross CNY	Dec. 31, 2010 Gross CNY	Dec. 31, 2012 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Equity Method Investee CNY	Dec. 31, 2012 Exchange Loss CNY	Dec. 31, 2012 Impairments CNY	Dec. 31, 2012 Yunfeng Fund USD ($)		Dec. 31, 2012 Yunfeng Fund CNY		Dec. 31, 2010 Yunfeng Fund CNY		Dec. 31, 2012 Yunfeng Fund Gross CNY		Dec. 31, 2010 Yunfeng Fund Gross CNY		Dec. 31, 2012 Yunfeng Fund Income (Loss) from Equity Method Investments CNY		Dec. 31, 2010 Yunfeng Fund Income (Loss) from Equity Method Investments CNY		Dec. 31, 2012 Yunfeng Fund Equity Method Investee CNY		Dec. 31, 2012 Yunfeng Fund Exchange Loss CNY		Dec. 31, 2010 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Shanghai Tonghua Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Shanghai Tonghua Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 Beijing Giant Zhengtu Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Beijing Giant Zhengtu Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Shanghai Juxi Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Shanghai Juxi Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Impairments CNY	Dec. 31, 2010 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Shanghai Juxian Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Shanghai Juxian Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Equity Method Investee CNY
Schedule of Equity Method Investments [Line Items]
Investment in equity investees		351,400,224	351,400,224		328,447,062	360,266,331	55,292,412	(8,866,107)			(3,211,404)	$ 60,528,017	[1]	377,095,598	[1]	310,731,900	[1]	317,050,000	[1]	317,050,000	[1]	62,817,683	[1]	(6,318,100)	[1]					1,268,743	3,000,000	3,000,000	(3,000,000)	(1,731,257)			33,307,534	32,769,269	538,265			5,964,151	6,128,039	6,128,039	(2,916,635)	(163,888)		(3,211,404)	127,896	1,319,023	1,319,023	(1,319,023)	(1,191,127)			$ 105,999	950,000	(289,613)
Cost of investments		(31,819,269)																																		(32,769,269)																			950,000
Share of equity income	(981,872)	(6,117,163)	(8,218,001)	(648,106)					64,158,519																	69,135,783	[1]								(1,268,743)					(538,265)							(2,752,747)							(127,896)					(289,613)
Exchange Loss										(2,772,085)																		(2,772,085)	[1]
Impairment of investments	(515,466)	(3,211,404)																																							(3,211,404)
Investment in equity investees	$ 60,634,016	377,755,985	351,400,224	351,400,224	328,447,062	360,266,331	55,292,412	(8,866,107)		(2,772,085)	(3,211,404)	$ 60,528,017	[1]	377,095,598	[1]	310,731,900	[1]	317,050,000	[1]	317,050,000	[1]	62,817,683	[1]	(6,318,100)	[1]			(2,772,085)	[1]	1,268,743	3,000,000	3,000,000	(3,000,000)	(1,731,257)			33,307,534	32,769,269	538,265			5,964,151	6,128,039	6,128,039	(2,916,635)	(163,888)		(3,211,404)	127,896	1,319,023	1,319,023	(1,319,023)	(1,191,127)		660,387	$ 105,999	950,000	(289,613)

[1]	In September 2011, the Company invested an aggregate amount of RMB317,050,000 as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the "Alibaba Group"), China's leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.

Investment in Equity Investees (Parenthetical) (Detail) (Yunfeng Fund)	12 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 CNY
Schedule of Equity Method Investments [Line Items]
Aggregate cost of investment		317,050,000
Investment term	10 years
Extension option period	2 years
Purchased Ordinary Shares	$ 13.5

Investment In Equity Investees - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Yunfeng Fund USD ($)	Dec. 31, 2012 Yunfeng Fund CNY	Dec. 31, 2011 Yunfeng Fund	Dec. 31, 2012 Yunfeng Fund Minimum	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity invested	10.42%	10.42%	10.42%	3.00%	41.98%	41.98%	41.98%
Equity investment in total asset	$ 576,629,312	3,592,458,277
Equity investment in total liability	912,677	5,686,069
Equity investment in operation
Equity investment unrealized appreciation	105,716,603	658,625,008
Impairmnet on equity investment					$ 515,466	3,211,404

Long-term Investment (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Yangxun Computer Technology USD ($)	Dec. 31, 2012 Yangxun Computer Technology CNY	Dec. 31, 2012 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2012 Beijing Innovation Works Development Fund CNY	Dec. 31, 2011 Beijing Innovation Works Development Fund CNY	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY
Schedule of Investments [Line Items]
Long-term investment	$ 7,757,757	48,331,600	29,495,239	$ 4,387,024	27,331,600	$ 2,889,200	18,000,000	9,000,000	$ 481,533	3,000,000	20,495,239	[1]	20,495,239

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ("Shanghai Ruichuang") ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in "Investment income" in the consolidated statements of operations and comprehensive income

Long-term Investment (Parenthetical) (Detail)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sales USD ($)	Feb. 29, 2012 Shanghai Ruichuang Network Technology Co Ltd Sales CNY
Schedule of Investments [Line Items]
Percentage of shareholding/ ownership						3.00%
Long-term investment	$ 7,757,757	48,331,600	29,495,239	20,495,239	[1]	20,495,239
Net proceed from sale of investment	3,339,490	20,805,359					3,339,490	20,805,359
Gain on sale of investment							$ 49,778	310,120

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ("Shanghai Ruichuang") ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in "Investment income" in the consolidated statements of operations and comprehensive income

Details of Other Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Other Assets USD ($)	Dec. 31, 2012 Other Assets CNY	Dec. 31, 2011 Other Assets CNY
Other Assets [Line Items]
Land use right (Note 5 (6))						85,239,597
Long-term prepaid game distribution license fee (Note 2 (14))				3,686,443	22,966,910
Others				782,759	4,876,667
Accumulated amortization	(36,992,306)	(230,465,770)	(210,388,776)	(369,535)	(2,302,242)	(4,057,405)
Other asset, net	$ 4,099,667	25,541,335	81,182,192

Available-For-Sale Securities - Additional Information (Detail)	12 Months Ended								1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY	Jul. 01, 2008 Five One Network Development Co Ltd Series C Preferred Stock	May 31, 2012 Mobile Embedded Technology Inc USD ($)	May 31, 2012 Mobile Embedded Technology Inc CNY	May 31, 2012 Mobile Embedded Technology Inc Series A Preferred Stock USD ($)	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2012 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration USD ($)	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration CNY	May 31, 2012 Yangxun Computer Technology USD ($)	May 31, 2012 Yangxun Computer Technology CNY
Schedule of Available-for-sale Securities [Line Items]
Purchase of redeemable convertible shares						18,508,208				5,000,000
Promissory Note				$ 5,000,000	34,312,761
Cash consideration paid for the redemption of Preferred Shares				45,809,524	314,370,245
Investment in subsidiary		12,638,788	78,740,916		335,946,356						50,904,762
Unrealized gains(loss) in fair value of investments					(20,890,689)						4,893,132	(2,637,805)
Accumulated unrealized holding gains(loss)					18,672,000						20,693,000
Other than temporary impairment loss in fair value of investments		(38,639,140)	(240,725,709)		0
Payment for available-for-sale investments													5,000,000	34,157,500
Original issuance price of preferred shares	13								1,000,000
Accumulated Unrealized Holding Gains On Investments in subsidiary															2,898,011	18,054,900
Investments from available -to-sale security to long term investment in subsidiary							$ 4,387,024	27,331,600

Held-To-Maturity Securities - Additional Information (Detail)	12 Months Ended											1 Months Ended				6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 SZITIC Trust Co Ltd USD ($)	Dec. 31, 2012 SZITIC Trust Co Ltd CNY	Dec. 31, 2011 SZITIC Trust Co Ltd CNY	Dec. 31, 2012 SZITIC Trust Co Ltd Minimum USD ($)	Dec. 31, 2012 SZITIC Trust Co Ltd Minimum CNY	Dec. 31, 2012 SZITIC Trust Co Ltd Maximum USD ($)	Dec. 31, 2012 SZITIC Trust Co Ltd Maximum CNY	Feb. 28, 2012 Zhuhai USD ($) Y	Feb. 28, 2012 Zhuhai CNY Y	May 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd USD ($)	May 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Minimum USD ($)	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Minimum CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Minimum	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Maximum USD ($)	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Maximum CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Maximum
Schedule of Held-to-maturity Securities [Line Items]
Investment in Held to Maturity														$ 14,445,996	90,000,000	100,000,000
Expected yield																3.00%			14.00%			19.50%
Percentage of total initial trust fund at establishment																60.00%
Investment maturity period																5 years
Investment Income	(981,872)	(6,117,163)	(8,218,001)	(648,106)										1,605,111	10,000,000
Estimated Fair Value of Investments							100,000,000	18,940,306	118,000,000	21,508,483	134,000,000						18,940,306	118,000,000		21,508,483	134,000,000
Investment In Time Deposit												16,051,107	100,000,000
Time Deposits Maximum Maturity Period												2	2
Interest Rate												4.40%	4.40%
Maturity Of Investment												Feb 28, 2014	Feb 28, 2014
Interest income	$ 13,835,217	86,194,786	102,202,930	136,097,898	$ 1,058,252	6,593,015	1,972,603

Payables and Accrued Expenses (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Assets, Total USD ($)	Dec. 31, 2012 Assets, Total CNY	Dec. 31, 2011 Assets, Total CNY	Dec. 31, 2012 Stock Option USD ($)		Dec. 31, 2012 Stock Option CNY		Dec. 31, 2011 Stock Option CNY		Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY
Accounts Payable and Accrued Liabilities [Line Items]
Payroll and welfare payables	$ 10,806,885	67,327,973	54,073,187
Business tax, related surcharges and other taxes	10,418,019	64,905,302	43,899,929
Other payables				796,222	4,960,542	7,653,313	4,064,189	[1]	25,320,305	[1]	11,753,633	[1]
Accrued expenses	7,225,096	45,013,072	51,905,425
Payable for reacquisition of Beijing Giant Zhengtu (Note 3)													4,594,629	28,625,000
Others	391,951	2,441,891	2,325,398
Total	$ 38,296,991	238,594,085	171,610,885

[1]	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.

Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Detail)	12 Months Ended							12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. USD ($)	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Haoji Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Juyan Network Technology Co Ltd CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2010 GIANT INTERACTIVE GROUP, INC. Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2011 Noncontrolling Interest CNY	Dec. 31, 2010 Noncontrolling Interest CNY	Dec. 31, 2011 Noncontrolling Interest USD ($)	Dec. 31, 2011 Noncontrolling Interest Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Noncontrolling Interest Shanghai Haoji Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Juyan Network Technology Co Ltd CNY	Dec. 31, 2011 Noncontrolling Interest Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2010 Noncontrolling Interest Shanghai Jujia Network Technology Co Ltd CNY
Noncontrolling Interest [Line Items]
Beginning balance		25,785,038			35,532,323	12,460,938	$ 25,357,110								25,785,038	14,782,829	$ 7,306,366
Equity					47,893,184	11,910,070									20,706,816	836,998
Acquisition								88,822,322			(230,775)							13,928,966			(35,549)
Deconsolidation									(1,134,893)	(1,319,023)		(1,927,203)							(1,091,241)	(1,067,296)		(1,855,246)
Dividend declared													(96,900,000)	(12,750,000)									(93,100,000)	(12,250,000)
Net income attributable to non controlling interests	(12,557,442)	(78,234,120)	(26,428,994)	3,562,795	82,860,279	28,292,434									78,234,120	26,428,994
Ending balance	$ 7,306,366	45,519,391	25,785,038		157,977,333	35,532,323	$ 25,357,110								45,519,391	25,785,038	$ 7,306,366

Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Parenthetical) (Detail) (GIANT INTERACTIVE GROUP, INC.)	Dec. 31, 2011
Beijing Giant Zhengtu Network Technology Co Ltd
Noncontrolling Interest [Line Items]
Business acquisition equity interest, percentage	51.00%
Shanghai Haoji Network Technology Co Ltd
Noncontrolling Interest [Line Items]
Business acquisition equity interest, percentage	25.96%

Income Tax Expenses - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd	Dec. 31, 2012 Zhuhai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juquan Network Technology Co Ltd	Dec. 31, 2012 Chengdu Jufan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juhuan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co.LtdTwo	Dec. 31, 2012 Wuxi Tiema Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juxin Network Technology Co Ltd	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd	Dec. 31, 2012 Beijing Giant Glorious Mission Information Technology Co Ltd	Dec. 31, 2012 Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juzi Network Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co.Ltd Three	Dec. 31, 2012 Shanghai Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Bengbu Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2008 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2013 Future Period Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2012 Fiscal Year 2013	Dec. 31, 2012 Fiscal Year Twenty Fourteen	Dec. 31, 2012 Fiscal Year 2015	Dec. 31, 2012 PRC
Income Taxes [Line Items]
Corporate Income Tax							16.50%
Corporate Income Tax ("CIT") statutory rate	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%										25.00%
Preferential CIT income tax rate																									15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Tax exemption period	On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information, Wuxi Network and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax ("CIT") for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.
Transitional income tax rate																															50.00%	50.00%	50.00%
Net operating tax losses carry forwarded	72,722,040			$ 11,672,692
Net operating tax losses carry forwarded, expiration period	Will expire between 2015 and 2018
Net operating tax losses, expiration year					2015	2018
Undisributed Earnings	774,470,534			284,822,159
Unrecognized tax benefit	47,579,967	44,451,522	14,758,798	7,637,111
Recognized interest or penalties related to uncertain tax positions	0	0	0

Income Before Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expenses	$ 192,978,470	1,202,275,173	1,266,992,090	897,595,546	$ 231,859,924	1,444,510,519	1,229,776,487	881,077,042	$ (38,881,454)	(242,235,346)	37,215,603	16,518,504

Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Line Items]
Current income taxes	$ 20,716,118	129,063,487	268,076,187	121,303,259
Deferred income tax (benefits)/expenses	(780,020)	(4,859,603)	84,302,034	(31,980,857)
Taxation for the year	$ 19,936,098	124,203,884	352,378,221	89,322,402

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation of Provision of Income Taxes [Line Items]
Expected taxation at PRC CIT statutory rate of 25%	$ 48,244,618	300,568,795	316,748,023	224,398,887
Favorable tax rate	(8,589,503)	(53,513,461)	(131,302,690)	(22,092,411)
Foreign tax rate differences	9,871,055	61,497,661	(9,292,635)	(4,423,023)
Tax holiday	(34,324,303)	(213,843,843)	(12,694,680)	(105,110,278)
Non-deductible expenses (non-taxable income), net	677,327	4,219,822	4,388,219	15,466,592
Additional 50% tax deduction for qualified research and development expenses	(2,457,928)	(15,313,139)	(18,935,961)	(15,257,615)
Change in valuation allowance	3,072,353	19,141,064	2,885,413
Deferred tax benefits on future tax rate difference	(1,743,903)	(10,864,692)	(58,833,362)	(3,659,750)
Withholding tax	5,186,382	32,311,677	259,415,894
Income tax expenses	$ 19,936,098	124,203,884	352,378,221	89,322,402

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Corporate Income Tax (CIT) statutory rate	25.00%	25.00%	25.00%
Percentage tax reduction for qualified research and development expenses	50.00%	50.00%	50.00%

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012 Earning Per Share, Basic USD ($)	Dec. 31, 2012 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2012 Earning Per Share, Diluted USD ($)	Dec. 31, 2012 Earning Per Share, Diluted CNY	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY
Income Tax Holiday [Line Items]
Basic	$ 0.14	0.9	0.05	0.46	$ 0.14	0.89	0.05	0.45

Tax Effects of Temporary Differences that Give Rise to Deferred Tax (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Current Assets USD ($)	Dec. 31, 2012 Current Assets CNY	Dec. 31, 2011 Current Assets CNY	Dec. 31, 2012 Noncurrent Assets USD ($)	Dec. 31, 2012 Noncurrent Assets CNY	Dec. 31, 2011 Noncurrent Assets CNY	Dec. 31, 2012 Current Liabilities USD ($)	Dec. 31, 2012 Current Liabilities CNY	Dec. 31, 2011 Current Liabilities CNY	Dec. 31, 2012 Noncurrent Liabilities USD ($)	Dec. 31, 2012 Noncurrent Liabilities CNY	Dec. 31, 2011 Noncurrent Liabilities CNY
Current deferred tax assets, net
Deferred revenue and advance from distributors	$ 23,029,729	143,477,509	151,140,044						2,916,666
Accrued expenses	2,890,036	18,005,213	18,344,188
Allowance for doubtful debt	99,468	619,697	611,274
Share-based compensation expense				915,609	5,704,336	5,036,662	1,614,766	10,060,155	2,826,219
Tax loss						7,532,367	2,748,144	17,121,210
Less: valuation allowance	(425,110)	(2,648,477)	(2,885,413)
Current deferred tax assets, net	26,509,732	165,158,278	179,779,122
Non-current deferred tax assets, net
Intangible assets amortization	2,815,699	17,542,090	11,357,297
Share-based compensation expense				915,609	5,704,336	5,036,662	1,614,766	10,060,155	2,826,219
Deferred revenue	23,029,729	143,477,509	151,140,044						2,916,666
Tax loss						7,532,367	2,748,144	17,121,210
Less: valuation allowance	(3,110,383)	(19,378,000)
Non-current deferred tax assets, net	4,068,226	25,345,455	17,100,182
Current deferred tax liabilities
Intangible assets amortization										2,042	12,723				298,980
Deferred revenue	401,278	2,500,000	2,408,961
Upfront fee amortization										936,315	5,833,333				14,583,333
Welfare payable	230,995	1,439,123
Withholding tax										17,619,286	109,769,916	145,810,671	5,186,382	32,311,676
Current deferred tax liabilities	19,189,916	119,555,095	148,219,632
Non-current deferred tax liabilities
Intangible assets amortization										2,042	12,723				298,980
Withholding tax										17,619,286	109,769,916	145,810,671	5,186,382	32,311,676
Upfront fee amortization										936,315	5,833,333				14,583,333
Non-current deferred tax liabilities	5,186,382	32,311,676	14,882,313
Net current deferred tax assets	7,319,816	45,603,183	31,559,490
Net non-current deferred tax assets/ (liabilities)	$ (1,118,156)	(6,966,221)	2,217,869

Activity Related to Group's Unrecognized Tax Benefits (Detail)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	44,451,522	14,758,798	$ 7,637,111
Increases related to current year tax positions	3,128,445	29,692,724
Ending Balance	47,579,967	44,451,522	$ 7,637,111

Computation of Basic Earnings per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Earning Per Share, Basic USD ($)	Dec. 31, 2012 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2012 Earning Per Share, Diluted USD ($)	Dec. 31, 2012 Earning Per Share, Diluted CNY	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY
Numerator:
Net income attributable to ordinary shareholders	$ 159,503,058	993,720,006	879,966,874	811,187,833	$ 159,503,058	993,720,006	879,966,874	811,187,833	$ 159,503,058	993,720,006	879,966,874	811,187,833
Denominator:
Number of shares outstanding, opening	235,234,959	235,234,959	228,019,412	226,819,007
Weighted average number of shares issued	1,911,200	1,911,200	4,104,619	489,847
Weighted average number of shares repurchased	(349,341)	(349,341)	(119,152)
Weighted average number of shares outstanding - basic	236,796,818	236,796,818	232,004,879	227,308,854
Dilutive effect of share options	4,024,309	4,024,309		6,619,546
Weighted average number of shares outstanding - diluted	240,821,127	240,821,127	232,004,879	233,928,400

Earnings Per Share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Issuance of ordinary shares for stock option awards	1,937,169

Share Option And Restricted Share Scheme - Additional Information (Detail)	12 Months Ended			12 Months Ended											12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2011 Maximum CNY	Dec. 31, 2009 Maximum CNY	Dec. 31, 2011 Minimum CNY	Dec. 31, 2009 Minimum CNY	Dec. 31, 2012 Online Game Product Development Costs USD ($)	Dec. 31, 2012 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2010 Online Game Product Development Costs CNY	Dec. 31, 2012 Restricted Share USD ($)	Dec. 31, 2012 Restricted Share CNY	Aug. 08, 2011 Accelerated Vesting of Stock Options CNY	Dec. 31, 2012 Employee Stock Option USD ($)	Dec. 31, 2012 Employee Stock Option CNY	Dec. 31, 2011 Employee Stock Option CNY	Dec. 31, 2010 Employee Stock Option CNY	Aug. 08, 2011 Employee Stock Option CNY	Sep. 30, 2006 Stock Incentive Plan 2006	May 15, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Mar. 19, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 USD ($) Person	Sep. 17, 2010 Stock Incentive Plan 2007 CNY	Oct. 17, 2007 Stock Incentive Plan 2007 USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 Employees Vested CNY	Oct. 12, 2007 Stock Incentive Plan 2007 Maximum	Oct. 12, 2007 Stock Incentive Plan 2007 Minimum	Apr. 23, 2010 Stock Incentive Plan 2007 Restricted Share	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan USD ($) Person	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan CNY	Feb. 27, 2009 Non Performance Based Shares USD ($)	Sep. 09, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 14, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 01, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Jan. 14, 2011 Non Performance Based Shares Independent Directors Compensation Plan USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share option scheme																				16,000,000							23,700,000
Share options and SARs, Maximum term																				6 years							10 years
Awards vest period																				5 years							5 years	4 years	5 years	5 years	5 years					4 years
Share option annual vesting percentage																				20.00%	20.00%	20.00%					25.00%	20.00%
Share option granted																					3,800,000	920,000			1,743,500							335,000	560,500	50,000	60,000	60,000
Exercise share based option fair value																					$ 2	$ 2	$ 6.36		$ 15.5					$ 4.07		$ 6	$ 8.01	$ 10.5	$ 10.29	$ 7.24
Share option granted, Restricted shares																													797,000	14,000,000	14,000,000
Restricted shares, vesting term																													One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.
Total Share options outstanding	907,900		3,191,950																				2,414,000	2,414,000
Number of employees																							120	120						84	84
Incremental compensation cost for the modification																								8,273,839		5,300,346					2,114,102
Vesting share														400,000
Compensation expenses														10,000,000					7,000,000
Share based compensation exercise price range lower range limit																														$ 6
Share based compensation exercise price range upper range limit																														$ 7.24
Number of shares from stock incentive plan ,modified																														1,098,600	1,098,600
Incremental compensation cost allocated to share based compensation																															1,449,156
Intrinsic value of options exercised															6,324,000	39,399,000	278,174,000	33,700,000
Weighted average estimated fair value of options granted				19.85	22.37	15.75	17.35										18.45
Total fair value of options vested															1,003,158	6,249,777	37,166,249	29,951,523
Unrecognized estimated share-based compensation cost	123,046	766,586
Deferred cost is expected to be recognized over a weighted-average vesting period	10 months 10 days
Unrecognized estimated share-based compensation cost												21,853,469	136,149,295
Weighted-average vesting period												2 years 6 months	2 years 6 months
Share based compensation costs, capitalized								$ 36,851	229,584	87,497	295,211

Fair Values of Stock Options Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	3.42%	2.94%
Expected volatility	50.98%	60.40%
Expected dividend yield	2.50%	2.50%
Estimated forfeiture rate	2.00%	2.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option	15.75	17.35
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option	19.85	22.37

Company's Share Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options
Outstanding, beginning of period	3,191,950
Granted
Exercised	(2,219,250)
Forfeited/Cancelled	(64,800)
Outstanding, end of period	907,900
Vested and expected to vest at the end of period	889,742
Exercisable at the end of period	766,100
Weighted-Average Exercise Price
Outstanding, beginning of period	$ 2.69
Granted
Exercised	$ 2.11
Forfeited/Cancelled	$ 4
Outstanding, end of period	$ 3.99
Vested and expected to vest at the end of period	$ 3.99
Exercisable at the end of period	$ 3.98
Weighted average remaining contractual life (Years)
Outstanding, beginning of period	2 years 7 months 10 days
Outstanding, end of period	4 years 8 months 1 day
Vested and expected to vest at the end of period	4 years 8 months 1 day
Exercisable at the end of period	4 years 7 months 13 days
Aggregate intrinsic value
Outstanding, beginning of period	$ 4,446,298
Granted
Exercised
Forfeited/Cancelled
Outstanding, end of period	1,284,896
Vested and expected to vest at the end of period	1,259,198
Exercisable at the end of period	$ 1,094,884

Components of Share-based Compensation Expense for Share Options Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options CNY	Dec. 31, 2012 Stock Options Cost of services USD ($)	Dec. 31, 2012 Stock Options Cost of services CNY	Dec. 31, 2011 Stock Options Cost of services CNY	Dec. 31, 2010 Stock Options Cost of services CNY	Dec. 31, 2012 Stock Options Research and product development expenses USD ($)	Dec. 31, 2012 Stock Options Research and product development expenses CNY	Dec. 31, 2011 Stock Options Research and product development expenses CNY	Dec. 31, 2010 Stock Options Research and product development expenses CNY	Dec. 31, 2012 Stock Options Sales and marketing expenses USD ($)	Dec. 31, 2012 Stock Options Sales and marketing expenses CNY	Dec. 31, 2011 Stock Options Sales and marketing expenses CNY	Dec. 31, 2010 Stock Options Sales and marketing expenses CNY	Dec. 31, 2012 Stock Options General and administrative expenses USD ($)	Dec. 31, 2012 Stock Options General and administrative expenses CNY	Dec. 31, 2011 Stock Options General and administrative expenses CNY	Dec. 31, 2010 Stock Options General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 345,402,893	2,151,894,567	1,792,217,309	1,332,815,451
Share-based compensation expense	$ 19,244,136	119,892,890	29,335,181	33,289,216	$ 379,706	2,365,613	10,933,069	21,870,611	$ 43,403	270,407	562,225	612,529	$ 193,038	1,202,645	2,269,898	6,664,626	$ 31,760	197,871	199,684	60,891	$ 111,505	694,690	7,901,262	14,532,565
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					0.11%	0.11%			0.01%	0.01%			0.06%	0.06%			0.01%	0.01%			0.03%	0.03%

Fair Values of Restricted Shares Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2012 Restricted Stock Awards Minimum	Dec. 31, 2011 Restricted Stock Awards Minimum	Dec. 31, 2012 Restricted Stock Awards Maximum	Dec. 31, 2011 Restricted Stock Awards Maximum
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Risk-free interest rates	3.42%	2.94%	0.13%	0.14%
Risk-free interest rates			0.78%	0.93%
Expected dividend yield	2.50%	2.50%	5.00%	5.00%
Fair value of restricted shares					18.73	17.39	25.52	22.62

Company's Restricted Shares Activity Under 2007 Stock Incentive Scheme (Detail) (Stock Incentive Plan 2007, Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan 2007 | Restricted Stock Units (RSUs)
Number of restricted shares
Outstanding, beginning of period	13,155,600
Granted	280,000
Exercised	(2,610,400)
Forfeited/Cancelled	(220,000)
Outstanding, end of period	10,605,200
Vested and expected to vest as of end of period	9,882,865
Weighted average grant date fair value
Outstanding, beginning of period	$ 43,646,424
Granted	$ 961,809
Exercised	$ (9,793,522)
Forfeited/Cancelled	$ (775,148)
Outstanding, end of period	$ 34,039,563
Vested and expected to vest as of December 31, 2012	$ 31,721,081

Components of Share-Based Compensation Expense for Restricted Shares Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Restricted Share USD ($)	Dec. 31, 2012 Restricted Share CNY	Dec. 31, 2011 Restricted Share CNY	Dec. 31, 2010 Restricted Share CNY	Dec. 31, 2012 Restricted Share Cost of services USD ($)	Dec. 31, 2012 Restricted Share Cost of services CNY	Dec. 31, 2011 Restricted Share Cost of services CNY	Dec. 31, 2010 Restricted Share Cost of services CNY	Dec. 31, 2012 Restricted Share Research and product development expenses USD ($)	Dec. 31, 2012 Restricted Share Research and product development expenses CNY	Dec. 31, 2011 Restricted Share Research and product development expenses CNY	Dec. 31, 2010 Restricted Share Research and product development expenses CNY	Dec. 31, 2012 Restricted Share Sales and marketing expenses USD ($)	Dec. 31, 2012 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2011 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2010 Restricted Share Sales and marketing expenses CNY	Dec. 31, 2012 Restricted Share General and administrative expenses USD ($)	Dec. 31, 2012 Restricted Share General and administrative expenses CNY	Dec. 31, 2011 Restricted Share General and administrative expenses CNY	Dec. 31, 2010 Restricted Share General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 345,402,893	2,151,894,567	1,792,217,309	1,332,815,451
Share-based compensation expense	$ 19,244,136	119,892,890	29,335,181	33,289,216	$ 18,864,429	117,527,277	18,402,112	11,418,605	$ 1,241,462	7,734,430	1,797,223	1,180,570	$ 11,348,582	70,702,798	11,771,687	7,994,861	$ 461,774	2,876,901	518,445	368,900	$ 5,812,611	36,213,148	4,314,757	1,874,274
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					5.46%	5.46%			0.36%	0.36%			3.29%	3.29%			0.13%	0.13%			1.68%	1.68%

Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Employee Benefit Plan [Line Items]
Total amounts expensed in operations and comprehensive income for employee benefit	$ 8,510,156	53,019,124	42,567,100	33,346,393

Principal Related Parties (Detail)	12 Months Ended
Dec. 31, 2012
Shanghai 51 Network Development Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology
Related Party Transaction [Line Items]
Relationships with the Group	Affiliate of the Group
Shanghai Jiante Biotechnology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Shi Yuzhu
Shanghai Juxian Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxi Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Tianju Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Tonghua Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Beijing Giant Zhengtu Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee before October 17, 2012,
Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Relationships with the Group	Company's shareholder

Significant Related Party Transactions (Detail)	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended																12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2012 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Dec. 31, 2012 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY		Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited CNY		Dec. 31, 2011 Shanghai 51 Network Development Co. Ltd. CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Yangxun Computer Technology USD ($)	Dec. 31, 2012 Yangxun Computer Technology CNY	Dec. 31, 2011 Yangxun Computer Technology CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Technical Services CNY
Related Party Transaction [Line Items]
Other revenue													445,580
Rental fee						(1,926,133)	(12,000,000)	(12,000,000)
Royalty fee charged														(1,097,382)	(6,836,799)	(18,485,392)
Service fee paid														247,700	1,543,198	4,354,136	(7,500,000)				3,039,202						963,066	6,000,000	40,128	250,000
Payment of individual income tax related to the exercise of share options																		(9,407)	(58,609)	(374,213)
Prepayment to related parties					958,800,000			958,800,000	[1]
Repayment from related parties											(958,800,000)	[1]
Interest income from related										21,471,866	21,471,866	[1]
Licensing income	8,376,447	52,186,105	54,537,719	42,666,674																				1,200,000
Marketing expense charged																						(110,274)	(687,020)	(1,080,200)
Loan to Tonghua																									$ 963,066	6,000,000

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Significant Related Party Transactions (Parenthetical) (Detail) (CNY)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd.	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd.	Aug. 31, 2011 Union Sky Holding Group Limited	Dec. 31, 2011 Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Prepayment to related parties	(958,800,000)	(958,800,000) [1]
Interest income from related parties			21,471,866	21,471,866 [1]

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Due from Related Parties (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY
Related Party Transaction [Line Items]
Due from related parties	$ 1,182,970	7,370,022	3,410,114	23,642	$ 153,442	955,956	16,863	$ 65,906	410,598	3,369,609	$ 40,128	250,000	$ 923,494	5,753,468

Due to Related Party (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY
Related Party Transaction [Line Items]
Payable to related parties	$ 96,139	598,953	540,345	$ 96,139	598,953	540,345

Treasury Stock - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share CNY	Dec. 31, 2011 Share Options American Depositary Share	Dec. 31, 2012 Stock Repurchase Plan American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan American Depositary Share CNY	Dec. 31, 2011 Stock Repurchase Plan American Depositary Share CNY
Share Repurchases [Line Items]
Treasury Stock Shares				811,937	811,937
Treasury Stock Value	$ 322,052,642	2,006,420,168	2,122,524,316	$ 3,669,747	22,862,890		$ 356,750,000	2,222,600,000	2,200,000,000
Treasury Stock Shares							35,746,994	35,746,994	34,935,057
Number of share used to settle the exercise of share options						3,826,209

Dividend - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Feb. 24, 2012 USD ($)	Feb. 24, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Dividends [Line Items]
Declared Dividends	$ 71,636,534	446,302,773
Dividend, registered date	Mar 23, 2012	Mar 23, 2012
Dividends Paid			$ 71,636,534	446,302,773	4,810,164,772	279,122,994

Statutory Reserves - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Jujia Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juhuo Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juhuo Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Zhengju Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengju Information Technology Co Ltd CNY
Statutory Reserve [Line Items]
Allocation of profit percentage to General Reserve				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a general reserve fund as a percentage of its registered capital				50.00%
Minimum required percentage of the entity's after-tax profits to allocate to a statutory surplus fund				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital				50.00%
Statutory and General Reserve Fund	$ 7,800,310	48,596,713	14,125,819		$ 802,555	5,000,000	$ 1,860,122	11,588,745	$ 2,315,695	14,427,011	$ 401,278	2,500,000	$ 93,250	580,957	$ 2,327,410	14,500,000
Retained earnings appropriated	$ 64,959,456	404,703,908	368,750,172

Future Minimum Lease Payments for Non-cancelable Operating Leases (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Office Building CNY	Dec. 31, 2012 Computer Equipment CNY
Operating Leased Assets [Line Items]
Future minimum lease payments 2012	$ 3,679,092	22,921,110	9,649,602	13,271,508
Future minimum lease payments 2013	815,247	5,079,070	5,049,070	30,000
Future minimum lease payments 2014	284,811	1,774,404	1,774,404
Total	$ 4,779,150	29,774,584	16,473,076	13,301,508

Commitments And Contingencies - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online game licensing fee commitments USD ($)	Dec. 31, 2012 Online game licensing fee commitments CNY	Dec. 31, 2012 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2012 Beijing Innovation Works Development Fund CNY	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd CNY	Dec. 31, 2012 Property, Plant and Equipment, Other Types USD ($)	Dec. 31, 2012 Property, Plant and Equipment, Other Types CNY
Commitments and Contingencies [Line Items]
Total rental expenses	$ 12,083,802	75,283,297	77,345,611	65,034,773
Capital commitments							1,926,133	12,000,000	802,555	5,000,000
Capital commitments for purchases of property, equipment and software											212,657	1,324,877
Commitments to pay licensing fees					1,200,000	7,476,120
Unrecognized tax benefits	$ 7,637,111	47,579,967	44,451,522	14,758,798

Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Fixed Rate Time Deposits USD ($)	Dec. 31, 2012 Fixed Rate Time Deposits CNY	Dec. 31, 2011 Fixed Rate Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Fixed Rate Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fixed Rate Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents -Fixed rate time deposit				$ 112,357,747	700,000,000	50,000,000			700,000,000	50,000,000
Short term investment -Fixed rate time deposit				22,361,583	139,314,900	319,774,660			139,314,900	319,774,660
Held-to-maturity -Fixed rate time deposit				16,051,107	100,000,000				100,000,000
Available-for-sale securities	12,638,788	78,740,916	386,851,118								78,740,916	386,851,118
Total	$ 163,409,225	1,018,055,816	756,625,778				939,314,900	369,774,660			78,740,916	386,851,118

Assets Not Measured at Fair Value In Statement Of Financial Position But for which Fair Value Is Disclosed (Detail) (SZITIC Trust Co Ltd)	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Minimum CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Maximum CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity -CR Trust	100,000,000	$ 18,940,306	118,000,000	$ 21,508,483	134,000,000	100,000,000	118,000,000	134,000,000
Total	100,000,000	$ 18,940,306	118,000,000	$ 21,508,483	134,000,000	100,000,000	118,000,000	134,000,000

Valuation of Available-for-Sale Investments (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY
Schedule of Available-for-sale Securities [Line Items]
Fair value of available-for-sale investment as at Beginning of the period	386,851,118	423,302,661	$ 12,638,788
Unrealized gain(loss) in fair value				(2,637,805)	4,893,132		(20,890,689)
Reverse unrealized gain in fair value				(18,054,900)		(18,672,228)
Impairment in fair value						(240,725,709)
Fair value of available-for-sale investment as at End of the period				(34,149,500)
Effect of exchange rate change	6,129,940	(20,453,986)
Fair value of available-for-sale investment as at End of the period	78,740,916	386,851,118	$ 12,638,788

Estimated Assumptions of Fair Value of Series C Preferred Share of 51.com under EVA Model (Detail) (Five One Network Development Co Ltd, Series C Preferred Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Five One Network Development Co Ltd | Series C Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.14%	0.72%
Expected volatility	42.78%	50.92%
- IPO	0.00%	25.00%
- Liquidation	100.00%	25.00%
- Redemption	0.00%	50.00%

Fair Value Measurement - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Five One Network Development Co Ltd
Fair Value Measurements [Line Items]
Description of valuation of equity interest	The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.
Mobile Embedded Technology Inc
Fair Value Measurements [Line Items]
Description of valuation of equity interest	The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach

Estimated Assumptions of Fair Value of MET Series A Preferred Shares Estimated Assumptions (Detail) (Mobile Embedded Technology Inc, Series A Preferred Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.32%	0.35%
Expected volatility	48.90%	52.36%
- IPO
- Liquidation	25.00%	25.00%
- Redemption	75.00%	75.00%

Assets Measured at Fair Value on Non-recurring Basis (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Goodwill CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring KOK3 game software CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Five One Com CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value				77,114,041	15,833,333
Total impairment loss recognized	$ 2,097,247	13,066,057	46,557,669			240,725,709

Subsequent Events - Additional Information (Detail)	1 Months Ended
	Feb. 24, 2012 USD ($)	Feb. 24, 2012 CNY	Feb. 22, 2013 Dividend Declared USD ($)	Feb. 22, 2013 Dividend Declared CNY
Subsequent Event [Line Items]
Dividend declared	$ 71,636,534	446,302,773	$ 100,500,000	626,000,000
Dividend Rate			$ 0.42